Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.1%

Communication Services — 8.7%

Broadcasting — 0.4%
Discovery, Inc., Class A (1)	20,756	$482,992

Cable & Satellite — 1.5%
Altice USA, Inc., Class A (1)	16,663	263,942
Charter Communications, Inc., Class A (1)	2,481	1,603,420

		1,867,362
Integrated Telecommunication Services — 2.5%
AT&T, Inc.	48,182	1,099,995
Verizon Communications, Inc.	36,977	1,858,834

		2,958,829
Interactive Home Entertainment — 1.4%
Electronic Arts, Inc.	13,391	1,663,430

Interactive Media & Services — 2.9%
Alphabet, Inc., Class C (1)	995	2,834,795
Meta Platforms, Inc., Class A (1)	1,994	646,973

		3,481,768

Total Communication Services		10,454,381

Consumer Discretionary — 8.6%

Automotive Retail — 2.7%
AutoZone, Inc. (1)	1,741	3,163,519

General Merchandise Stores — 3.5%
Dollar General Corp.	7,012	1,551,756
Dollar Tree, Inc. (1)	3,879	519,126
Target Corp.	8,751	2,133,844

		4,204,726
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc. (1)	617	2,163,862

Restaurants — 0.6%
Domino’s Pizza, Inc.	1,335	699,727

Total Consumer Discretionary		10,231,834

Consumer Staples — 19.6%

Agricultural Products — 0.5%
Ingredion, Inc.	5,965	555,520

Food Retail — 3.6%
Casey’s General Stores, Inc.	1,145	222,462
Kroger Co.	37,173	1,543,795
Sprouts Farmers Market, Inc. (1)	97,565	2,581,570

		4,347,827
Household Products — 1.8%
Procter & Gamble Co.	14,638	2,116,362

Hypermarkets & Super Centers — 4.3%
Costco Wholesale Corp.	5,170	2,788,595
Walmart, Inc.	16,781	2,359,912

		5,148,507
Packaged Foods & Meats — 7.2%
Conagra Brands, Inc.	22,275	680,501

Flowers Foods, Inc.	91,901	2,372,884
General Mills, Inc.	33,718	2,082,761
Hershey Co.	12,143	2,155,261
J.M. Smucker Co.	1,876	237,258
Tyson Foods, Inc., Class A	13,421	1,059,722

		8,588,387
Soft Drinks — 2.2%
PepsiCo, Inc.	16,871	2,695,648

Total Consumer Staples		23,452,251

Energy — 1.2%

Oil & Gas-Storage & Transportation — 1.2%
Cheniere Energy, Inc. (1)	13,559	1,421,119

Financials — 4.9%

Diversified Banks — 0.4%
Citigroup, Inc.	8,252	525,653

Financial Exchanges & Data — 2.2%
Morningstar, Inc.	8,291	2,572,946

Investment Banking & Brokerage — 0.4%
Goldman Sachs Group, Inc.	1,274	485,381

Property & Casualty Insurance — 1.9%
Allstate Corp.	20,693	2,249,743

Total Financials		5,833,723

Healthcare — 20.3%

Biotechnology — 5.1%
AbbVie, Inc.	14,499	1,671,445
Amgen, Inc.	4,117	818,789
Gilead Sciences, Inc.	31,354	2,161,231
United Therapeutics Corp. (1)	4,445	842,327
Vertex Pharmaceuticals, Inc. (1)	3,084	576,523

		6,070,315
Healthcare Equipment — 2.3%
Baxter International, Inc.	19,364	1,443,974
Becton Dickinson and Co.	2,553	605,418
Medtronic PLC	7,013	748,287

		2,797,679
Healthcare Technology — 0.8%
Cerner Corp.	14,351	1,011,028

Life Sciences Tools & Services — 1.0%
Qiagen NV (1)	9,290	512,158
Thermo Fisher Scientific, Inc.	1,151	728,387

		1,240,545
Pharmaceuticals — 11.1%
Bristol-Myers Squibb Co.	34,234	1,835,969
Eli Lilly and Co.	10,139	2,514,878
Johnson & Johnson	13,807	2,152,926
Merck & Co., Inc.	29,805	2,232,693
Pfizer, Inc.	58,184	3,126,226
Zoetis, Inc.	6,230	1,383,309

		13,246,001

Total Healthcare		24,365,568

Industrials — 5.9%

Aerospace & Defense — 1.5%
Huntington Ingalls Industries, Inc.	3,227	572,825

Lockheed Martin Corp.	3,849	1,282,949

		1,855,774
Environmental & Facilities Services — 4.2%
Republic Services, Inc.	14,351	1,898,063
Waste Management, Inc.	19,171	3,080,205

		4,978,268
Research & Consulting Services — 0.2%
FTI Consulting, Inc. (1)	1,916	279,908

Total Industrials		7,113,950

Information Technology — 7.7%

Application Software — 1.0%
Adobe, Inc. (1)	1,110	743,534
Dropbox, Inc., Class A (1)	18,727	460,871

		1,204,405
Communications Equipment — 1.0%
Motorola Solutions, Inc.	4,675	1,183,617

Data Processing & Outsourced Services — 2.2%
Fidelity National Information Services, Inc.	4,055	423,748
Fiserv, Inc. (1)	6,569	634,040
Mastercard, Inc., Class A	2,275	716,443
Visa, Inc., Class A	4,177	809,377

		2,583,608
Internet Services & Infrastructure — 0.5%
Palo Alto Networks, Inc. (1)	1,192	651,952

IT Consulting & Other Services — 0.6%
CACI International, Inc., Class A (1)	2,825	732,890

Systems Software — 2.4%
Microsoft Corp.	8,677	2,868,529

Total Information Technology		9,225,001

Materials — 2.0%

Gold — 0.5%
Newmont Corp.	10,942	600,934

Paper Packaging — 0.9%
Sealed Air Corp.	17,791	1,105,177

Specialty Chemicals — 0.6%
Sherwin-Williams Co.	2,196	727,403

Total Materials		2,433,514

Real Estate — 4.6%

Residential REIT’s — 0.4%
Equity LifeStyle Properties, Inc.	5,980	486,174

Specialized REIT’s — 4.2%
CubeSmart	20,863	1,124,933
Extra Space Storage, Inc.	4,276	855,200
Public Storage	9,354	3,062,312

		5,042,445

Total Real Estate		5,528,619

Utilities — 14.6%

Electric Utilities — 7.1%
American Electric Power Co., Inc.	27,318	2,214,124
Avangrid, Inc.	17,416	881,598
Duke Energy Corp.	8,500	824,585
Entergy Corp.	20,806	2,087,674
NextEra Energy, Inc.	6,908	599,476

Xcel Energy, Inc.	30,479	1,942,427

		8,549,884
Multi-Utilities — 5.5%
Ameren Corp.	29,286	2,389,445
CMS Energy Corp.	25,942	1,526,687
Dominion Energy, Inc.	11,283	803,350
MDU Resources Group, Inc.	47,136	1,283,513
NiSource, Inc.	23,181	568,166

		6,571,161

Water Utilities — 2.0%
American Water Works Co., Inc.	14,232	2,399,088

Total Utilities		17,520,133

Total Common Stocks (identified cost $82,988,678)		117,580,093
Total Investments — 98.1% (identified cost $82,988,678)		117,580,093

Other Assets and Liabilities — 1.9%		2,307,963

Total Net Assets — 100.0%		$119,888,056

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 6.1%

Advertising — 0.8%
Omnicom Group, Inc.	24,814	$1,670,231

Broadcasting — 1.9%
Nexstar Media Group, Inc., Class A	27,438	4,101,981

Cable & Satellite — 1.7%
Comcast Corp., Class A	70,734	3,535,285

Integrated Telecommunication Services — 1.7%
Verizon Communications, Inc.	73,049	3,672,173

Total Communication Services		12,979,670

Consumer Discretionary — 9.1%

Apparel Retail — 1.0%
TJX Cos., Inc/The	29,232	2,028,701

Automotive Retail — 1.1%
Advance Auto Parts, Inc.	10,553	2,329,258

Computer & Electronics Retail — 1.0%
Best Buy Co., Inc.	19,452	2,078,641

General Merchandise Stores — 2.1%
Target Corp.	18,398	4,486,168

Home Improvement Retail — 2.6%
Lowe’s Cos., Inc.	22,891	5,598,910

Hotels, Resorts & Cruise Lines — 1.3%
Travel & Leisure Co.	57,130	2,811,938

Total Consumer Discretionary		19,333,616

Consumer Staples — 4.4%

Food Distributors — 0.9%
Sysco Corp.	27,268	1,909,851

Hypermarkets & Super Centers — 1.1%
Walmart, Inc.	17,137	2,409,976

Soft Drinks — 0.8%
PepsiCo, Inc.	9,970	1,593,007

Tobacco — 1.6%
Philip Morris International, Inc.	40,144	3,449,975

Total Consumer Staples		9,362,809

Energy — 5.4%

Integrated Oil & Gas — 0.8%
Chevron Corp.	14,488	1,635,260

Oil & Gas-Exploration & Production — 2.6%
ConocoPhillips	20,217	1,417,818
EOG Resources, Inc.	47,977	4,173,999

		5,591,817

Oil & Gas-Refining & Marketing — 1.3%
Marathon Petroleum Corp.	43,380	2,639,673

Oil & Gas-Storage & Transportation — 0.7%
Williams Cos., Inc.	54,659	1,464,315

Total Energy		11,331,065

Financials — 14.2%

Consumer Finance — 2.4%
Ally Financial, Inc.	80,988	3,711,680
Discover Financial Services	12,423	1,339,821

		5,051,501
Diversified Banks — 3.7%
Citigroup, Inc.	63,999	4,076,736
U.S. Bancorp	69,926	3,869,705

		7,946,441
Investment Banking & Brokerage — 4.5%
Goldman Sachs Group, Inc.	12,369	4,712,465
Morgan Stanley	51,136	4,848,716

		9,561,181
Life & Health Insurance — 0.5%
Lincoln National Corp.	16,872	1,119,120

Multi-Line Insurance — 1.5%
Hartford Financial Services Group, Inc.	47,032	3,108,815

Regional Banks — 1.6%
Citizens Financial Group, Inc.	70,294	3,322,797

Total Financials		30,109,855

Healthcare — 11.7%

Biotechnology — 1.6%
AbbVie, Inc.	28,870	3,328,133

Healthcare Equipment — 0.7%
Baxter International, Inc.	20,740	1,546,582

Healthcare Services — 1.3%
CVS Health Corp.	30,914	2,753,201

Managed Healthcare — 0.7%
UnitedHealth Group, Inc.	3,338	1,482,806

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	70,150	3,762,144
Eli Lilly and Co.	5,571	1,381,831
Johnson & Johnson	40,833	6,367,090
Merck & Co., Inc.	56,002	4,195,110

		15,706,175

Total Healthcare		24,816,897

Industrials — 10.4%

Aerospace & Defense — 3.4%
Lockheed Martin Corp.	5,144	1,714,598
Northrop Grumman Corp.	4,111	1,433,917
Raytheon Technologies Corp.	50,661	4,099,488

		7,248,003
Construction Machinery & Heavy Trucks — 1.4%
Cummins, Inc.	13,767	2,887,628

Electrical Components & Equipment — 3.7%
Eaton Corp. PLC	15,181	2,460,233
Emerson Electric Co.	36,614	3,216,173

Hubbell, Inc.	11,214	2,194,580

		7,870,986
Environmental & Facilities Services — 1.2%
Waste Management, Inc.	16,018	2,573,612

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	6,063	1,365,388

Total Industrials		21,945,617

Information Technology — 25.6%

Communications Equipment — 4.5%
Cisco Systems, Inc.	104,838	5,749,316
Motorola Solutions, Inc.	15,079	3,817,701

		9,567,017
Data Processing & Outsourced Services — 0.9%
Fidelity National Information Services, Inc.	18,484	1,931,578

IT Consulting & Other Services — 0.7%
Amdocs, Ltd.	20,103	1,403,591

Semiconductor Equipment — 3.2%
Applied Materials, Inc.	12,392	1,823,978
KLA Corp.	7,863	3,209,126
Lam Research Corp.	2,583	1,756,053

		6,789,157
Semiconductors — 9.1%
Broadcom, Inc.	11,934	6,607,617
Intel Corp.	26,374	1,297,601
NXP Semiconductors NV	5,285	1,180,458
QUALCOMM, Inc.	34,906	6,302,627
Texas Instruments, Inc.	20,048	3,856,634

		19,244,937
Systems Software — 5.9%
Microsoft Corp.	25,617	8,468,724
Oracle Corp.	44,651	4,051,632

		12,520,356
Technology Distributors — 0.6%
CDW Corp.	6,674	1,263,789

Technology Hardware, Storage & Peripherals — 0.7%
Seagate Technology Holdings PLC	13,992	1,436,559

Total Information Technology		54,156,984

Materials — 3.2%

Diversified Chemicals — 1.2%
Huntsman Corp.	82,571	2,616,675

Fertilizers & Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	39,256	2,378,521

Gold — 0.9%
Newmont Corp.	32,604	1,790,612

Total Materials		6,785,808

Real Estate — 4.1%

Retail REIT’s — 0.6%
Simon Property Group, Inc.	7,910	1,208,964

Specialized REIT’s — 3.5%
American Tower Corp.	3,964	1,040,471
Gaming and Leisure Properties, Inc.	54,293	2,449,700
Lamar Advertising Co., Class A	22,868	2,498,558

Life Storage, Inc.	10,308	1,362,099

		7,350,828

Total Real Estate		8,559,792

Utilities — 3.7%

Electric Utilities — 0.8%
NRG Energy, Inc.	48,274	1,738,829

Gas Utilities — 0.5%
UGI Corp.	24,471	1,009,429

Independent Power Producers & Energy Traders — 1.4%
AES Corp.	127,234	2,974,731

Multi-Utilities — 1.0%
MDU Resources Group, Inc.	78,533	2,138,454

Total Utilities		7,861,443

Total Common Stocks (identified cost $133,774,637)		207,243,556

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	12,065	12,065

Total Short-Term Investments (identified cost $12,065)		12,065

Total Investments — 97.9% (identified cost $133,786,702)		207,255,621

Other Assets and Liabilities — 2.1%		4,501,203

Total Net Assets — 100.0%		$211,756,824

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 8.1%

Broadcasting — 0.7%
Fox Corp., Class A	61,376	$2,191,737

Cable & Satellite — 2.9%
Charter Communications, Inc., Class A (1)	7,415	4,792,166
Comcast Corp., Class A	84,912	4,243,902

		9,036,068
Interactive Home Entertainment — 1.6%
Electronic Arts, Inc.	39,336	4,886,318

Interactive Media & Services — 2.9%
Alphabet, Inc., Class C (1)	3,133	8,926,042

Total Communication Services		25,040,165

Consumer Discretionary — 8.4%

Apparel, Accessories & Luxury Goods — 2.2%
Capri Holdings, Ltd. (1)	39,138	2,317,752
Carter’s, Inc.	43,459	4,390,663

		6,708,415
Automotive Retail — 1.5%
AutoZone, Inc. (1)	2,570	4,669,870

General Merchandise Stores — 2.1%
Target Corp.	27,047	6,595,140

Home Improvement Retail — 1.9%
Lowe’s Cos., Inc.	23,727	5,803,387

Hotels, Resorts & Cruise Lines — 0.7%
Travel & Leisure Co.	45,472	2,238,132

Total Consumer Discretionary		26,014,944

Consumer Staples — 6.9%

Household Products — 2.2%
Procter & Gamble Co.	47,844	6,917,286

Hypermarkets & Super Centers — 2.3%
Walmart, Inc.	51,344	7,220,507

Packaged Foods & Meats — 2.4%
General Mills, Inc.	31,572	1,950,202
Hershey Co.	29,794	5,288,137

		7,238,339

Total Consumer Staples		21,376,132

Energy — 3.1%

Oil & Gas-Exploration & Production — 3.1%
Diamondback Energy, Inc.	21,870	2,334,185
EOG Resources, Inc.	84,246	7,329,402

Total Energy		9,663,587

Financials — 19.8%

Consumer Finance — 3.2%
American Express Co.	27,205	4,143,322

Capital One Financial Corp.	40,110	5,636,658

		9,779,980
Diversified Banks — 3.5%
Citigroup, Inc.	113,525	7,231,543
U.S. Bancorp	65,110	3,603,187

		10,834,730
Financial Exchanges & Data — 1.0%
Moody’s Corp.	8,160	3,187,623

Investment Banking & Brokerage — 4.9%
Goldman Sachs Group, Inc.	16,856	6,421,967
Morgan Stanley	59,855	5,675,451
Raymond James Financial, Inc.	32,674	3,211,528

		15,308,946
Property & Casualty Insurance — 1.2%
Allstate Corp.	34,338	3,733,227

Regional Banks — 4.6%
KeyCorp	283,887	6,370,424
Regions Financial Corp.	234,767	5,340,949
Zions Bancorp NA	41,433	2,613,594

		14,324,967
Reinsurance — 1.4%
Everest Re Group, Ltd.	16,950	4,345,641

Total Financials		61,515,114

Healthcare — 15.9%

Biotechnology — 3.5%
Biogen, Inc. (1)	8,042	1,895,821
Exelixis, Inc. (1)	111,674	1,875,007
Neurocrine Biosciences, Inc. (1)	24,808	2,065,266
Vertex Pharmaceuticals, Inc. (1)	26,864	5,021,956

		10,858,050
Healthcare Equipment — 2.8%
Baxter International, Inc.	68,410	5,101,334
Hologic, Inc. (1)	47,529	3,551,842

		8,653,176
Healthcare Services — 1.3%
DaVita, Inc. (1)	42,017	3,970,607

Healthcare Supplies — 0.7%
Dentsply Sirona, Inc.	47,211	2,301,064

Healthcare Technology — 0.5%
Cerner Corp.	21,712	1,529,610

Life Sciences Tools & Services — 0.8%
Avantor, Inc. (1)	66,234	2,614,918

Managed Healthcare — 1.7%
Anthem, Inc.	12,688	5,154,246

Pharmaceuticals — 4.6%
Johnson & Johnson	43,564	6,792,935
Merck & Co., Inc.	99,197	7,430,847

		14,223,782

Total Healthcare		49,305,453

Industrials — 11.5%

Aerospace & Defense — 1.0%
Northrop Grumman Corp.	8,662	3,021,306

Building Products — 0.7%
Owens Corning	27,247	2,311,635

Construction Machinery & Heavy Trucks — 0.8%
Oshkosh Corp.	22,396	2,409,810

Environmental & Facilities Services — 3.1%
Clean Harbors, Inc. (1)	28,790	2,920,458
Waste Management, Inc.	42,035	6,753,763

		9,674,221
Human Resource & Employment Services — 0.8%
Robert Half International, Inc.	22,553	2,507,217

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	23,749	5,348,275

Industrial Machinery — 0.8%
Flowserve Corp.	79,936	2,396,481

Research & Consulting Services — 1.0%
TransUnion	27,375	3,043,826

Trading Companies & Distributors — 1.6%
United Rentals, Inc. (1)	7,921	2,683,159
WW Grainger, Inc.	4,899	2,358,428

		5,041,587

Total Industrials		35,754,358

Information Technology — 12.1%

Application Software — 0.7%
Dropbox, Inc., Class A (1)	82,104	2,020,579

Communications Equipment — 3.5%
Cisco Systems, Inc.	44,592	2,445,425
F5 Networks, Inc. (1)	19,424	4,420,514
Motorola Solutions, Inc.	15,183	3,844,032

		10,709,971
Data Processing & Outsourced Services — 1.6%
Fiserv, Inc. (1)	50,853	4,908,332

Electronic Manufacturing Services — 0.7%
Jabil, Inc.	38,902	2,274,211

Internet Services & Infrastructure — 1.2%
Akamai Technologies, Inc. (1)	34,186	3,852,762

IT Consulting & Other Services — 0.5%
CACI International, Inc., Class A (1)	6,553	1,700,045

Semiconductors — 1.5%
Texas Instruments, Inc.	24,710	4,753,463

Systems Software — 1.5%
Microsoft Corp.	14,174	4,685,783

Technology Distributors — 0.9%
CDW Corp.	14,706	2,784,728

Total Information Technology		37,689,874

Materials — 2.3%

Commodity Chemicals — 0.8%
Dow, Inc.	43,514	2,390,224

Paper Packaging — 1.5%
Sealed Air Corp.	74,296	4,615,267

Total Materials		7,005,491

Real Estate — 6.2%

Real Estate Services — 0.8%
CBRE Group, Inc., Class A (1)	26,867	2,567,679

Residential REIT’s — 1.7%
Camden Property Trust	32,650	5,394,107

Retail REIT’s — 1.2%
Brixmor Property Group, Inc.	160,897	3,658,798

Specialized REIT’s — 2.5%
Gaming and Leisure Properties, Inc.	46,616	2,103,314
Public Storage	17,198	5,630,281

		7,733,595

Total Real Estate		19,354,179

Utilities — 4.3%

Electric Utilities — 0.6%
Avangrid, Inc.	36,822	1,863,930

Independent Power Producers & Energy Traders — 1.5%
AES Corp.	199,875	4,673,077

Multi-Utilities — 2.2%
Dominion Energy, Inc.	48,900	3,481,680
MDU Resources Group, Inc.	122,844	3,345,042

		6,826,722

Total Utilities		13,363,729

Total Common Stocks (identified cost $246,083,272)		306,083,026
Total Investments — 98.6% (identified cost $246,083,272)		306,083,026

Other Assets and Liabilities — 1.4%		4,365,543

Total Net Assets — 100.0%		$310,448,569

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 12.9%

Cable & Satellite — 1.0%
Charter Communications, Inc., Class A (1)	8,727	$5,640,086

Interactive Home Entertainment — 1.0%
Electronic Arts, Inc.	43,320	5,381,210

Interactive Media & Services — 10.9%
Alphabet, Inc., Class A (1)	2,757	7,824,228
Alphabet, Inc., Class C (1)	9,859	28,088,685
Meta Platforms, Inc., Class A (1)	72,504	23,524,648

		59,437,561

Total Communication Services		70,458,857

Consumer Discretionary — 16.2%

Apparel, Accessories & Luxury Goods — 0.9%
Carter’s, Inc.	50,727	5,124,949

Automotive Retail — 1.8%
AutoZone, Inc. (1)	5,427	9,861,239

Education Services — 0.5%
Chegg, Inc. (1)	93,618	2,607,261

Footwear — 2.1%
Deckers Outdoor Corp. (1)	20,324	8,239,349
NIKE, Inc., Class B	18,554	3,140,079

		11,379,428
General Merchandise Stores — 1.5%
Target Corp.	33,443	8,154,741

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc. (1)	7,005	24,567,025

Leisure Facilities — 1.4%
Vail Resorts, Inc.	23,063	7,650,228

Restaurants — 1.3%
Starbucks Corp.	63,115	6,919,929

Specialized Consumer Services — 0.7%
Service Corp. International	56,920	3,765,827

Specialty Stores — 1.5%
Ulta Beauty, Inc. (1)	21,568	8,281,034

Total Consumer Discretionary		88,311,661

Consumer Staples — 3.0%

Household Products — 0.5%
Procter & Gamble Co.	18,848	2,725,044

Packaged Foods & Meats — 1.1%
Hershey Co.	34,190	6,068,383

Personal Products — 1.0%
Estee Lauder Cos., Inc., Class A	15,705	5,215,159

Soft Drinks — 0.4%
Monster Beverage Corp. (1)	26,823	2,247,231

Total Consumer Staples		16,255,817

Financials — 2.8%

Diversified Banks — 1.1%
U.S. Bancorp	109,903	6,082,032

Property & Casualty Insurance — 1.7%
Allstate Corp.	55,456	6,029,176
Progressive Corp.	36,340	3,377,440

		9,406,616

Total Financials		15,488,648

Healthcare — 10.7%

Biotechnology — 3.3%
Exelixis, Inc. (1)	194,242	3,261,323
Neurocrine Biosciences, Inc. (1)	74,975	6,241,669
Vertex Pharmaceuticals, Inc. (1)	46,926	8,772,346

		18,275,338
Healthcare Equipment — 1.4%
Insulet Corp. (1)	18,031	5,200,862
Novocure, Ltd. (1)	26,835	2,512,829

		7,713,691
Healthcare Facilities — 0.4%
Acadia Healthcare Co., Inc. (1)	44,133	2,478,951

Healthcare Services — 0.5%
DaVita, Inc. (1)	28,219	2,666,695

Healthcare Supplies — 1.5%
Align Technology, Inc. (1)	13,109	8,016,547

Healthcare Technology — 0.7%
Veeva Systems, Inc., Class A (1)	12,847	3,630,305

Life Sciences Tools & Services — 1.5%
Bio-Techne Corp.	10,058	4,747,678
Illumina, Inc. (1)	9,595	3,505,341

		8,253,019
Pharmaceuticals — 1.4%
Eli Lilly and Co.	14,037	3,481,738
Zoetis, Inc.	18,005	3,997,830

		7,479,568

Total Healthcare		58,514,114

Industrials — 6.2%

Environmental & Facilities Services — 1.0%
Waste Management, Inc.	33,738	5,420,685

Industrial Conglomerates — 2.4%
3M Co.	47,619	8,097,135
Carlisle Cos., Inc.	22,403	5,045,155

		13,142,290
Industrial Machinery — 0.5%
Snap-on, Inc.	13,753	2,831,880

Railroads — 1.5%
Union Pacific Corp.	34,155	8,048,284

Research & Consulting Services — 0.8%
TransUnion	38,381	4,267,584

Total Industrials		33,710,723

Information Technology — 44.5%

Application Software — 4.8%
Adobe, Inc. (1)	27,005	18,089,299
Autodesk, Inc. (1)	8,219	2,089,187
Dropbox, Inc., Class A (1)	184,988	4,552,555
Fair Isaac Corp. (1)	4,860	1,716,212

		26,447,253
Communications Equipment — 2.6%
F5 Networks, Inc. (1)	28,101	6,395,226
Motorola Solutions, Inc.	30,268	7,663,252

		14,058,478
Data Processing & Outsourced Services — 3.7%
FleetCor Technologies, Inc. (1)	10,095	2,090,977
Mastercard, Inc., Class A	44,970	14,161,953
Visa, Inc., Class A	19,487	3,775,996

		20,028,926
Electronic Equipment & Instruments — 0.9%
Cognex Corp.	64,214	4,960,531

Internet Services & Infrastructure — 1.9%
GoDaddy, Inc., Class A (1)	49,821	3,495,940
Palo Alto Networks, Inc. (1)	12,763	6,980,595

		10,476,535
IT Consulting & Other Services — 1.6%
Booz Allen Hamilton Holding Corp.	45,466	3,816,416
Gartner, Inc. (1)	15,057	4,701,548

		8,517,964

Semiconductors — 8.5%
Broadcom, Inc.	27,191	15,055,113
NVIDIA Corp.	59,416	19,414,772
Texas Instruments, Inc.	62,234	11,971,955

		46,441,840
Systems Software — 12.2%
Fortinet, Inc. (1)	24,532	8,147,323
Microsoft Corp.	142,623	47,149,738
ServiceNow, Inc. (1)	17,255	11,176,063

		66,473,124
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	275,877	45,602,468

Total Information Technology		243,007,119

Materials — 0.5%

Paper Packaging — 0.5%
Westrock Co.	59,882	2,598,280

Real Estate — 1.4%

Real Estate Services — 0.7%
CBRE Group, Inc., Class A (1)	39,410	3,766,414

Specialized REIT’s — 0.7%
Public Storage	12,576	4,117,131

Total Real Estate		7,883,545

Total Common Stocks (identified cost $295,356,029)		536,228,764
Total Investments — 98.2% (identified cost $295,356,029)		536,228,764

Other Assets and Liabilities — 1.8%	9,637,785

Total Net Assets — 100.0%	$545,866,549

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.9%

Communication Services — 2.8%

Interactive Home Entertainment — 1.0%
Take-Two Interactive Software, Inc. (1)	2,437	$404,250

Interactive Media & Services — 0.8%
Twitter, Inc. (1)	7,027	308,766

Publishing — 1.0%
News Corp., Class A	18,668	403,602

Total Communication Services		1,116,618

Consumer Discretionary — 12.5%

Apparel, Accessories & Luxury Goods — 3.4%
Carter’s, Inc.	5,118	517,071
PVH Corp.	4,155	443,671
Ralph Lauren Corp.	3,375	391,635

		1,352,377
Automotive Retail — 2.4%
AutoZone, Inc. (1)	529	961,230

Computer & Electronics Retail — 0.9%
Best Buy Co., Inc.	3,422	365,675

Consumer Electronics — 1.3%
Garmin, Ltd.	3,968	529,887

Education Services — 1.2%
Graham Holdings Co., Class B	869	492,306

Homebuilding — 0.8%
PulteGroup, Inc.	6,744	337,402

Specialized Consumer Services — 1.4%
Terminix Global Holdings, Inc. (1)	14,677	547,745

Specialty Stores — 1.1%
Ulta Beauty, Inc. (1)	1,146	440,007

Total Consumer Discretionary		5,026,629

Consumer Staples — 2.8%

Brewers — 1.1%
Molson Coors Beverage Co., Class B	10,008	444,756

Packaged Foods & Meats — 1.7%
Hershey Co.	3,737	663,280

Total Consumer Staples		1,108,036

Energy — 3.3%

Oil & Gas-Equipment & Services — 1.6%
Baker Hughes Co.	27,925	651,770

Oil & Gas-Exploration & Production — 1.7%
Pioneer Natural Resources Co.	3,801	677,794

Total Energy		1,329,564

Financials — 16.7%

Asset Management & Custody Banks — 3.1%
KKR & Co., Inc.	7,621	567,383
State Street Corp.	7,539	670,745

		1,238,128
Consumer Finance — 1.0%
Ally Financial, Inc.	8,958	410,545

Financial Exchanges & Data — 1.8%
FactSet Research Systems, Inc.	1,579	739,872

Investment Banking & Brokerage — 1.7%
Raymond James Financial, Inc.	7,003	688,325

Multi-Line Insurance — 2.3%
American Financial Group, Inc.	3,740	499,702
Hartford Financial Services Group, Inc.	6,313	417,289

		916,991
Property & Casualty Insurance — 1.2%
Markel Corp. (1)	391	467,175

Regional Banks — 5.6%
Citizens Financial Group, Inc.	16,144	763,127
Comerica, Inc.	4,288	353,889
Prosperity Bancshares, Inc.	7,626	543,581
Regions Financial Corp.	24,787	563,904

		2,224,501

Total Financials		6,685,537

Healthcare — 8.4%

Biotechnology — 1.8%
Exelixis, Inc. (1)	15,863	266,340
Neurocrine Biosciences, Inc. (1)	5,656	470,862

		737,202
Healthcare Equipment — 3.1%
Steris PLC	3,169	692,522
Zimmer Biomet Holdings, Inc.	4,395	525,642

		1,218,164
Healthcare Services — 1.1%
DaVita, Inc. (1)	4,821	455,584

Life Sciences Tools & Services — 1.0%
Charles River Laboratories International, Inc. (1)	1,062	388,554

Managed Healthcare — 1.4%
Molina Healthcare, Inc. (1)	1,984	565,797

Total Healthcare		3,365,301

Industrials — 16.4%

Agricultural & Farm Machinery — 0.7%
AGCO Corp.	2,424	267,149

Construction & Engineering — 1.3%
Valmont Industries, Inc.	2,173	519,412

Construction Machinery & Heavy Trucks — 0.9%
Cummins, Inc.	1,802	377,970

Electrical Components & Equipment — 0.7%
EnerSys	3,618	268,058

Environmental & Facilities Services — 3.3%
Clean Harbors, Inc. (1)	5,713	579,527
Republic Services, Inc.	5,751	760,627

		1,340,154

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	3,227	726,720

Industrial Machinery — 4.5%
Crane Co.	4,938	476,714
Flowserve Corp.	12,016	360,240
Snap-on, Inc.	2,165	445,795
Xylem, Inc.	4,279	518,230

		1,800,979

Research & Consulting Services — 2.1%
FTI Consulting, Inc. (1)	2,840	414,895
TransUnion	3,772	419,409

		834,304
Trucking — 1.1%
Schneider National, Inc., Class B	18,340	451,164

Total Industrials		6,585,910

Information Technology — 12.6%

Application Software — 1.0%
SS&C Technologies Holdings, Inc.	5,338	407,450

Communications Equipment — 1.9%
Motorola Solutions, Inc.	3,040	769,667

Data Processing & Outsourced Services — 2.2%
Black Knight, Inc. (1)	4,876	348,488
Maximus, Inc.	6,996	527,848

		876,336
Electronic Manufacturing Services — 1.1%
Jabil, Inc.	7,616	445,231

Internet Services & Infrastructure — 1.7%
Akamai Technologies, Inc. (1)	5,936	668,987

IT Consulting & Other Services — 1.2%
Gartner, Inc. (1)	1,463	456,822

Semiconductors — 1.9%
ON Semiconductor Corp. (1)	12,269	753,685

Technology Distributors — 1.6%
CDW Corp.	3,426	648,747

Total Information Technology		5,026,925

Materials — 9.2%

Commodity Chemicals — 2.7%
Cabot Corp.	8,982	471,376
Valvoline, Inc.	17,945	611,386

		1,082,762
Metal & Glass Containers — 1.1%
Crown Holdings, Inc.	4,114	435,261

Paper Packaging — 2.4%
Sealed Air Corp.	9,653	599,644
Westrock Co.	8,766	380,357

		980,001
Specialty Chemicals — 1.7%
Axalta Coating Systems, Ltd. (1)	22,440	680,381

Steel — 1.3%
Steel Dynamics, Inc.	8,679	519,004

Total Materials		3,697,409

Real Estate — 9.2%

Residential REIT’s — 5.8%
Camden Property Trust	4,855	802,094
Equity LifeStyle Properties, Inc.	10,914	887,308
Mid-America Apartment Communities, Inc.	3,115	642,469

		2,331,871
Specialized REIT’s — 3.4%
Lamar Advertising Co., Class A	5,631	615,243
Life Storage, Inc.	5,555	734,038

		1,349,281

Total Real Estate		3,681,152

Utilities — 5.0%

Electric Utilities — 2.1%
Entergy Corp.	4,488	450,326
Evergy, Inc.	5,921	374,799

		825,125
Gas Utilities — 1.2%
UGI Corp.	11,397	470,126

Independent Power Producers & Energy Traders — 0.6%
AES Corp.	11,025	257,765

Multi-Utilities — 1.1%
MDU Resources Group, Inc.	16,290	443,577

Total Utilities		1,996,593

Total Common Stocks (identified cost $29,821,663)		39,619,674

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	638,860	638,860

Total Short-Term Investments (identified cost $638,860)		638,860

Total Investments — 100.5% (identified cost $30,460,523)		40,258,534

Other Assets and Liabilities — (0.5)%		(187,216)

Total Net Assets — 100.0%		$40,071,318

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.4%

Communication Services — 3.9%

Interactive Home Entertainment — 1.7%
Take-Two Interactive Software, Inc. (1)	2,095	$347,519

Interactive Media & Services — 1.5%
IAC/InterActiveCorp (1)	2,373	317,151

Movies & Entertainment — 0.7%
Roku, Inc. (1)	591	134,518

Total Communication Services		799,188

Consumer Discretionary — 13.9%

Apparel Retail — 2.2%
Burlington Stores, Inc. (1)	1,559	456,990

Automotive Retail — 2.3%
O’Reilly Automotive, Inc. (1)	747	476,705

Footwear — 2.0%
Deckers Outdoor Corp. (1)	990	401,346

General Merchandise Stores — 2.1%
Dollar Tree, Inc. (1)	3,145	420,895

Leisure Facilities — 1.4%
Vail Resorts, Inc.	864	286,597

Leisure Products — 0.8%
YETI Holdings, Inc. (1)	1,858	171,233

Specialized Consumer Services — 1.1%
frontdoor, Inc. (1)	6,801	235,043

Specialty Stores — 2.0%
Ulta Beauty, Inc. (1)	1,048	402,380

Total Consumer Discretionary		2,851,189

Consumer Staples — 1.7%

Food Retail — 1.7%
Sprouts Farmers Market, Inc. (1)	12,851	340,037

Financials — 5.3%

Financial Exchanges & Data — 3.9%
Morningstar, Inc.	847	262,849
MSCI, Inc.	846	532,515

		795,364
Investment Banking & Brokerage — 1.4%
LPL Financial Holdings, Inc.	1,848	291,264

Total Financials		1,086,628

Healthcare — 17.1%

Biotechnology — 5.4%
BioMarin Pharmaceutical, Inc. (1)	4,475	386,148
Exelixis, Inc. (1)	12,135	203,747
Halozyme Therapeutics, Inc. (1)	5,478	180,116

Neurocrine Biosciences, Inc. (1)	4,069	338,744

		1,108,755
Healthcare Equipment — 3.0%
IDEXX Laboratories, Inc. (1)	459	279,104
Tandem Diabetes Care, Inc. (1)	2,665	342,506

		621,610
Healthcare Services — 0.9%
Amedisys, Inc. (1)	1,325	185,036

Healthcare Technology — 1.5%
Veeva Systems, Inc., Class A (1)	1,070	302,361

Life Sciences Tools & Services — 3.6%
Bruker Corp.	4,872	394,583
Syneos Health, Inc. (1)	3,480	338,117

		732,700
Managed Healthcare — 1.9%
Molina Healthcare, Inc. (1)	1,403	400,107

Pharmaceuticals — 0.8%
Horizon Therapeutics PLC (1)	1,506	156,263

Total Healthcare		3,506,832

Industrials — 11.5%

Aerospace & Defense — 1.7%
Axon Enterprise, Inc. (1)	2,048	345,682

Building Products — 1.4%
Fortune Brands Home & Security, Inc.	2,850	286,510

Construction & Engineering — 0.9%
Valmont Industries, Inc.	818	195,527

Electrical Components & Equipment — 0.6%
Generac Holdings, Inc. (1)	313	131,848

Environmental & Facilities Services — 1.1%
Clean Harbors, Inc. (1)	2,152	218,299

Industrial Machinery — 1.8%
ITT, Inc.	3,885	367,443

Research & Consulting Services — 1.4%
CoStar Group, Inc. (1)	3,626	281,958

Trucking — 2.6%
Old Dominion Freight Line, Inc.	1,482	526,362

Total Industrials		2,353,629

Information Technology — 42.5%

Application Software — 13.0%
2U, Inc. (1)	9,316	221,628
ACI Worldwide, Inc. (1)	6,611	192,644
Cadence Design Systems, Inc. (1)	2,611	463,348
Dropbox, Inc., Class A (1)	9,480	233,303
Guidewire Software, Inc. (1)	2,566	298,528
HubSpot, Inc. (1)	216	174,293
New Relic, Inc. (1)	3,035	336,369
PTC, Inc. (1)	2,882	315,810
Synopsys, Inc. (1)	1,241	423,181

		2,659,104
Communications Equipment — 1.6%
Motorola Solutions, Inc.	1,283	324,830

Data Processing & Outsourced Services — 2.6%
Concentrix Corp.	1,139	189,074

Genpact, Ltd.	6,999	337,842

		526,916
Electronic Equipment & Instruments — 2.2%
Keysight Technologies, Inc. (1)	2,372	461,306

Internet Services & Infrastructure — 3.9%
GoDaddy, Inc., Class A (1)	4,129	289,732
Palo Alto Networks, Inc. (1)	922	504,279

		794,011
IT Consulting & Other Services — 5.8%
Booz Allen Hamilton Holding Corp.	2,535	212,788
CACI International, Inc., Class A (1)	1,088	282,260
EPAM Systems, Inc. (1)	643	391,298
LiveRamp Holdings, Inc. (1)	6,396	300,164

		1,186,510
Semiconductor Equipment — 5.9%
Brooks Automation, Inc.	2,953	333,984
KLA Corp.	773	315,484
MKS Instruments, Inc.	1,432	217,893
Teradyne, Inc.	2,249	343,805

		1,211,166
Semiconductors — 2.4%
ON Semiconductor Corp. (1)	3,725	228,827
Semtech Corp. (1)	3,078	263,692

		492,519
Systems Software — 3.9%
CommVault Systems, Inc. (1)	5,006	314,777
Dolby Laboratories, Inc., Class A	1,974	164,651
Qualys, Inc. (1)	2,437	317,517

		796,945
Technology Distributors — 1.2%
CDW Corp.	1,275	241,434

Total Information Technology		8,694,741

Real Estate — 2.5%

Industrial REIT’s — 1.3%
First Industrial Realty Trust, Inc.	4,356	263,146

Residential REIT’s — 1.2%
Equity LifeStyle Properties, Inc.	2,956	240,323

Total Real Estate		503,469

Total Common Stocks (identified cost $14,059,508)		20,135,713

Short-Term Investments — 1.9%

Mutual Funds — 1.9%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	388,486	388,486

Total Short-Term Investments (identified cost $388,486)		388,486

Total Investments — 100.3% (identified cost $14,447,994)		20,524,199

Other Assets and Liabilities — (0.3)%		(57,599)

Total Net Assets — 100.0%		$20,466,600

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.2%

Communication Services — 3.1%

Broadcasting — 1.8%
Gray Television, Inc.	31,998	$659,799
TEGNA Inc.	55,305	1,092,274

		1,752,073
Interactive Media & Services — 1.3%
Cars.com, Inc. (1)	44,016	734,187
Yelp, Inc. (1)	15,429	528,906

		1,263,093

Total Communication Services		3,015,166

Consumer Discretionary — 10.1%

Apparel Retail — 1.3%
Abercrombie & Fitch Co., Class A (1)	14,893	536,148
Genesco, Inc. (1)	11,226	709,483

		1,245,631
Apparel, Accessories & Luxury Goods — 1.0%
Movado Group, Inc.	23,057	1,034,568

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing Holdings, Inc. (1)	63,924	566,367
Modine Manufacturing Co. (1)	30,839	319,492
Tenneco, Inc., Class A (1)	36,833	386,746

		1,272,605
Education Services — 0.8%
Graham Holdings Co., Class B	1,328	752,339

General Merchandise Stores — 0.6%
Big Lots, Inc.	14,496	628,837

Homebuilding — 2.7%
Century Communities, Inc.	13,258	942,246
M/I Homes, Inc. (1)	7,866	439,631
Meritage Homes Corp. (1)	5,600	632,016
TRI Pointe Homes, Inc. (1)	24,167	603,450

		2,617,343
Leisure Products — 0.3%
Johnson Outdoors, Inc., Class A	3,012	313,368

Specialty Stores — 1.5%
Hibbett Sports, Inc.	11,544	899,855
MarineMax, Inc. (1)	10,875	579,311

		1,479,166
Tires & Rubber — 0.6%
Goodyear Tire & Rubber Co. (1)	28,130	565,694

Total Consumer Discretionary		9,909,551

Consumer Staples — 0.8%

Household Products — 0.8%
Central Garden & Pet Co., Class A (1)	18,464	800,414

Energy — 5.0%

Oil & Gas-Equipment & Services — 1.7%
ChampionX Corp. (1)	17,517	357,522

Oceaneering International, Inc. (1)	30,387	324,837
ProPetro Holding Corp. (1)	63,524	522,167
Select Energy Services, Inc., Class A (1)	43,238	247,754
Solaris Oilfield Infrastructure, Inc., Class A	28,710	196,376

		1,648,656
Oil & Gas-Exploration & Production — 2.1%
Civitas Resources, Inc.	7,866	402,031
Comstock Resources, Inc. (1)	44,619	360,968
Ranger Oil Corp., Class A (1)	32,654	879,046
SM Energy Co.	15,192	440,568

		2,082,613
Oil & Gas-Refining & Marketing — 0.6%
World Fuel Services Corp.	24,423	610,331

Oil & Gas-Storage & Transportation — 0.6%
Equitrans Midstream Corp.	55,149	530,533

Total Energy		4,872,133

Financials — 25.0%

Asset Management & Custody Banks — 0.6%
Federated Hermes, Inc., Class B	17,657	595,217

Consumer Finance — 1.7%
Encore Capital Group, Inc. (1)	18,011	1,050,762
Nelnet, Inc., Class A	7,087	610,899

		1,661,661
Investment Banking & Brokerage — 2.9%
Cowen, Inc., Class A	18,677	660,792
Evercore, Inc., Class A	5,389	747,454
Oppenheimer Holdings, Inc., Class A	6,475	317,534
Stifel Financial Corp.	11,690	830,107
StoneX Group, Inc. (1)	5,215	292,953

		2,848,840
Life & Health Insurance — 0.6%
American Equity Investment Life Holding Co.	16,196	544,672

Property & Casualty Insurance — 1.9%
AMERISAFE, Inc.	5,731	304,259
Employers Holdings, Inc.	15,647	604,130
Kemper Corp.	5,856	323,954
ProAssurance Corp.	28,842	663,366

		1,895,709
Regional Banks — 12.9%
1st Source Corp.	6,635	306,869
Bancorp, Inc. (1)	34,673	980,206
Banner Corp.	13,474	771,791
Cadence Bank	23,482	686,144
Cathay General Bancorp	26,261	1,100,598
Central Pacific Financial Corp.	22,625	605,671
Community Trust Bancorp, Inc.	5,254	220,668
ConnectOne Bancorp, Inc.	14,389	467,642
Financial Institutions, Inc.	6,568	202,294
First Bancorp/Southern Pines NC	9,509	422,580
First Commonwealth Financial Corp.	58,764	883,223
Heartland Financial USA, Inc.	8,269	392,777
Hilltop Holdings, Inc.	20,804	707,960
Independent Bank Corp.	16,946	382,132
Lakeland Bancorp, Inc.	10,535	188,471
OceanFirst Financial Corp.	31,310	645,299
Peapack Gladstone Financial Corp.	7,101	234,901
Preferred Bank	6,825	465,124
QCR Holdings, Inc.	4,173	225,092
TriCo Bancshares	4,588	193,430
Trustmark Corp.	29,301	896,904

Univest Financial Corp.	8,815	243,030
WesBanco, Inc.	13,814	449,646
Wintrust Financial Corp.	11,103	971,846

		12,644,298
Thrifts & Mortgage Finance — 4.4%
Axos Financial, Inc. (1)	15,789	893,815
Essent Group, Ltd.	14,157	588,648
HomeStreet, Inc.	12,318	608,140
NMI Holdings, Inc., Class A (1)	29,773	583,551
TrustCo Bank Corp. NY	7,760	253,441
Washington Federal, Inc.	20,179	655,616
WSFS Financial Corp.	13,522	672,314

		4,255,525

Total Financials		24,445,922

Healthcare — 10.7%

Biotechnology — 4.3%
Alkermes PLC (1)	17,696	387,896
Avid Bioservices, Inc. (1)	21,381	653,403
Coherus Biosciences, Inc. (1)	34,632	643,116
Eagle Pharmaceuticals, Inc. (1)	11,195	533,778
Emergent BioSolutions, Inc. (1)	10,673	470,893
Vanda Pharmaceuticals, Inc. (1)	27,450	444,690
Veracyte, Inc. (1)	14,642	607,350
Vericel Corp. (1)	13,202	491,247

		4,232,373
Healthcare Equipment — 2.0%
AngioDynamics, Inc. (1)	25,305	651,604
CONMED Corp.	4,474	588,152
Integer Holdings Corp. (1)	5,334	425,333
Orthofix Medical, Inc. (1)	10,168	311,242

		1,976,331
Healthcare Services — 1.2%
Option Care Health, Inc. (1)	26,903	680,915
Tivity Health, Inc. (1)	20,475	487,714

		1,168,629
Healthcare Supplies — 1.9%
Anika Therapeutics, Inc. (1)	10,437	408,400
Avanos Medical, Inc. (1)	15,482	467,092
Merit Medical Systems, Inc. (1)	9,974	626,966
Neogen Corp. (1)	9,578	384,365

		1,886,823
Healthcare Technology — 0.9%
Computer Programs & Systems, Inc. (1)	13,876	408,926
HealthStream, Inc. (1)	17,493	406,187

		815,113
Life Sciences Tools & Services — 0.4%
Personalis, Inc. (1)	28,572	387,151

Total Healthcare		10,466,420

Industrials — 17.4%

Air Freight & Logistics — 1.2%
Atlas Air Worldwide Holdings, Inc. (1)	6,977	611,255
Hub Group, Inc., Class A (1)	7,163	556,350

		1,167,605
Building Products — 1.4%
Griffon Corp.	15,996	420,855
Masonite International Corp. (1)	4,724	505,468
Quanex Building Products Corp.	20,497	438,021

		1,364,344

Construction & Engineering — 3.1%
EMCOR Group, Inc.	10,364	1,236,840
Granite Construction, Inc.	10,846	421,693
MYR Group, Inc. (1)	8,026	888,558
Primoris Services Corp.	19,411	435,195

		2,982,286
Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc.	7,794	488,528
Miller Industries, Inc.	5,154	168,587

		657,115
Electrical Components & Equipment — 0.6%
Regal Beloit Corp.	3,572	564,733

Environmental & Facilities Services — 0.9%
Clean Harbors, Inc. (1)	8,600	872,384

Human Resource & Employment Services — 1.0%
Heidrick & Struggles International, Inc.	6,282	271,194
TrueBlue, Inc. (1)	28,950	753,279

		1,024,473
Industrial Machinery — 2.1%
Altra Industrial Motion Corp.	9,487	500,060
Hillenbrand, Inc.	19,106	852,127
Mueller Industries, Inc.	12,820	709,331

		2,061,518
Office Services & Supplies — 0.4%
Interface, Inc.	24,896	355,017

Trading Companies & Distributors — 4.1%
Applied Industrial Technologies, Inc.	7,230	687,139
Boise Cascade Co.	14,023	909,111
DXP Enterprises, Inc. (1)	14,599	403,370
H&E Equipment Services, Inc.	18,194	765,968
Herc Holdings, Inc.	3,886	662,369
NOW, Inc. (1)	71,956	601,552

		4,029,509
Trucking — 1.9%
ArcBest Corp.	8,939	921,432
Ryder System, Inc.	6,412	532,709
Schneider National, Inc., Class B	18,270	449,442

		1,903,583

Total Industrials		16,982,567

Information Technology — 7.9%

Communications Equipment — 0.4%
Digi International, Inc. (1)	18,299	393,977

Data Processing & Outsourced Services — 0.6%
Maximus, Inc.	7,713	581,946

Electronic Components — 0.6%
Vishay Intertechnology, Inc.	28,659	583,784

Electronic Manufacturing Services — 1.8%
Fabrinet (1)	6,775	749,044
Plexus Corp. (1)	7,548	635,089
Sanmina Corp. (1)	9,887	361,271

		1,745,404
Semiconductor Equipment — 2.7%
Amkor Technology, Inc.	48,484	1,045,315
Onto Innovation, Inc. (1)	1	94
Photronics, Inc. (1)	50,574	668,083
Ultra Clean Holdings, Inc. (1)	17,682	969,150

		2,682,642

Semiconductors — 1.2%
Diodes, Inc. (1)	10,597	1,126,991

Technology Distributors — 0.6%
ePlus, Inc. (1)	5,312	560,363

Total Information Technology		7,675,107

Materials — 4.5%

Commodity Chemicals — 3.0%
Cabot Corp.	13,665	717,139
Koppers Holdings, Inc. (1)	18,258	551,392
Orion Engineered Carbons SA (1)	39,341	690,434
Tronox Holdings PLC, Class A	43,929	965,999

		2,924,964
Paper Products — 0.6%
Glatfelter Corp.	34,752	572,365

Steel — 0.9%
Commercial Metals Co.	18,724	578,572
Haynes International, Inc.	7,658	306,856

		885,428

Total Materials		4,382,757

Real Estate — 10.7%

Diversified REIT’s — 0.6%
PS Business Parks, Inc.	3,532	618,806

Healthcare REIT’s — 1.7%
CareTrust REIT, Inc.	26,577	537,121
Healthcare Realty Trust, Inc.	17,510	548,413
Sabra Health Care REIT, Inc.	42,061	543,849

		1,629,383
Industrial REIT’s — 2.9%
EastGroup Properties, Inc.	2,761	562,416
First Industrial Realty Trust, Inc.	16,043	969,157
STAG Industrial, Inc.	28,884	1,258,765

		2,790,338
Office REIT’s — 0.3%
Piedmont Office Realty Trust, Inc., Class A	16,044	278,845

Residential REIT’s — 0.7%
UMH Properties, Inc.	31,159	719,150

Retail REIT’s — 2.8%
Acadia Realty Trust	28,914	583,774
Kite Realty Group Trust	21,349	429,542
SITE Centers Corp.	53,234	801,704
Tanger Factory Outlet Centers, Inc.	48,739	965,519

		2,780,539
Specialized REIT’s — 1.7%
National Storage Affiliates Trust	15,968	980,116
PotlatchDeltic Corp.	11,759	636,632

		1,616,748

Total Real Estate		10,433,809

Utilities — 3.0%

Electric Utilities — 0.9%
Portland General Electric Co.	18,494	900,103

Gas Utilities — 0.7%
Southwest Gas Holdings, Inc.	9,971	656,191

Independent Power Producers & Energy Traders — 0.6%
Clearway Energy, Inc., Class C	16,540	617,273

Multi-Utilities — 0.3%
Unitil Corp.	6,021	249,510

Water Utilities — 0.5%
American States Water Co.	5,549	522,605

Total Utilities		2,945,682

Total Common Stocks (identified cost $76,108,883)		95,929,528
Total Investments — 98.2% (identified cost $76,108,883)		95,929,528

Other Assets and Liabilities — 1.8%		1,801,766

Total Net Assets — 100.0%		$97,731,294

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 2.2%

Advertising — 1.3%
TechTarget, Inc. (1)	14,343	$1,385,964

Broadcasting — 0.9%
iHeartMedia, Inc., Class A (1)	49,426	969,244

Total Communication Services		2,355,208

Consumer Discretionary — 15.4%

Apparel Retail — 0.8%
Genesco, Inc. (1)	14,428	911,850

Auto Parts & Equipment — 1.1%
Gentherm, Inc. (1)	13,684	1,155,614

Casinos & Gaming — 2.1%
Golden Entertainment, Inc. (1)	30,502	1,400,347
Scientific Games Corp., Class A (1)	13,531	864,901

		2,265,248
Consumer Electronics — 1.0%
Sonos, Inc. (1)	34,114	1,079,708

Distributors — 0.8%
Funko, Inc., Class A (1)	53,582	875,530

Footwear — 2.1%
Crocs, Inc. (1)	8,919	1,462,894
Wolverine World Wide, Inc.	26,273	817,879

		2,280,773
Homebuilding — 2.9%
Cavco Industries, Inc. (1)	4,367	1,299,139
Skyline Champion Corp. (1)	23,603	1,846,935

		3,146,074
Homefurnishing Retail — 0.8%
Sleep Number Corp. (1)	11,158	890,185

Internet & Direct Marketing Retail — 2.4%
Revolve Group, Inc. (1)	15,696	1,195,564
Shutterstock, Inc.	11,804	1,345,774

		2,541,338
Leisure Products — 0.9%
YETI Holdings, Inc. (1)	10,362	954,962

Restaurants — 0.5%
Shake Shack, Inc., Class A (1)	7,593	554,213

Total Consumer Discretionary		16,655,495

Consumer Staples — 2.4%

Food Retail — 0.8%
Sprouts Farmers Market, Inc. (1)	32,888	870,217

Household Products — 0.8%
Central Garden & Pet Co., Class A (1)	20,921	906,925

Soft Drinks — 0.8%
Primo Water Corp.	50,055	831,914

Total Consumer Staples		2,609,056

Energy — 1.4%

Oil & Gas-Equipment & Services — 1.4%
ChampionX Corp. (1)	37,911	773,763
Oceaneering International, Inc. (1)	64,274	687,089

Total Energy		1,460,852

Financials — 1.7%

Property & Casualty Insurance — 0.9%
AMERISAFE, Inc.	18,275	970,220

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.	21,307	885,945

Total Financials		1,856,165

Healthcare — 28.3%

Biotechnology — 10.8%
ACADIA Pharmaceuticals, Inc. (1)	26,807	514,694
Amicus Therapeutics, Inc. (1)	72,893	780,684
Avid Bioservices, Inc. (1)	44,199	1,350,722
CareDx, Inc. (1)	18,493	797,788
Coherus Biosciences, Inc. (1)	55,873	1,037,562
Dicerna Pharmaceuticals, Inc. (1)	28,820	1,095,448
Halozyme Therapeutics, Inc. (1)	30,214	993,436
Organogenesis Holdings, Inc. (1)	62,031	624,032
Prothena Corp. PLC (1)	11,680	585,752
PTC Therapeutics, Inc. (1)	18,803	698,720
Radius Health, Inc. (1)	45,560	749,918
Sangamo Therapeutics, Inc. (1)	60,929	505,101
Selecta Biosciences, Inc. (1)	158,674	476,022
Vericel Corp. (1)	23,196	863,123
Xencor, Inc. (1)	17,150	621,173

		11,694,175
Healthcare Equipment — 3.3%
AngioDynamics, Inc. (1)	41,052	1,057,089
Axogen, Inc. (1)	54,664	523,135
Cardiovascular Systems, Inc. (1)	28,331	566,620
iRhythm Technologies, Inc. (1)	13,610	1,437,216

		3,584,060
Healthcare Facilities — 0.8%
Select Medical Holdings Corp.	31,549	847,091

Healthcare Services — 1.9%
Castle Biosciences, Inc. (1)	14,372	593,995
Option Care Health, Inc. (1)	54,934	1,390,379

		1,984,374
Healthcare Supplies — 3.1%
BioLife Solutions, Inc. (1)	23,537	898,172
Merit Medical Systems, Inc. (1)	15,795	992,874
Neogen Corp. (1)	21,086	846,181
SI-BONE, Inc. (1)	31,198	600,561

		3,337,788
Healthcare Technology — 3.9%
Evolent Health, Inc., Class A (1)	33,225	863,850
Inspire Medical Systems, Inc. (1)	5,040	1,125,281
Omnicell, Inc. (1)	6,781	1,200,237
Phreesia, Inc. (1)	17,771	1,025,031

		4,214,399

Life Sciences Tools & Services — 3.6%
Codexis, Inc. (1)	19,561	678,962
Inotiv, Inc. (1)	21,032	1,093,664
Medpace Holdings, Inc. (1)	6,948	1,441,085
Quanterix Corp. (1)	17,657	705,750

		3,919,461
Pharmaceuticals — 0.9%
Aerie Pharmaceuticals, Inc. (1)	43,228	436,603
Collegium Pharmaceutical, Inc. (1)	32,418	569,908

		1,006,511

Total Healthcare		30,587,859

Industrials — 14.6%

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A (1)	13,860	1,076,506

Building Products — 0.9%
Resideo Technologies, Inc. (1)	38,186	996,273

Construction & Engineering — 2.6%
EMCOR Group, Inc.	8,739	1,042,912
Infrastructure and Energy Alternatives, Inc. (1)	65,084	615,695
NV5 Global, Inc. (1)	8,849	1,163,643

		2,822,250
Construction Machinery & Heavy Trucks — 1.5%
Astec Industries, Inc.	11,069	693,805
Terex Corp.	20,474	867,688

		1,561,493
Industrial Machinery — 5.0%
Evoqua Water Technologies Corp. (1)	31,804	1,430,544
Hillenbrand, Inc.	19,825	884,195
Mueller Industries, Inc.	24,885	1,376,887
Mueller Water Products, Inc., Class A	61,082	833,159
Tennant Co.	11,137	876,036

		5,400,821
Research & Consulting Services — 1.1%
ICF International, Inc.	12,143	1,174,714

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	10,150	964,656
NOW, Inc. (1)	106,635	891,469

		1,856,125
Trucking — 0.8%
Marten Transport, Ltd.	54,168	871,021

Total Industrials		15,759,203

Information Technology — 24.6%

Application Software — 11.6%
2U, Inc. (1)	30,197	718,387
Avaya Holdings Corp. (1)	41,658	811,081
Box, Inc., Class A (1)	41,988	982,939
ChannelAdvisor Corp. (1)	46,232	1,156,262
Digital Turbine, Inc. (1)	16,354	867,743
Mimecast, Ltd. (1)	23,604	1,911,924
Mitek Systems, Inc. (1)	50,283	861,348
ON24, Inc. (1)	52,976	839,140
Sprout Social, Inc., Class A (1)	11,904	1,329,439
SPS Commerce, Inc. (1)	8,922	1,257,913
Veritone, Inc. (1)	40,987	1,050,907
Yext, Inc. (1)	72,681	702,098

		12,489,181

Communications Equipment — 1.5%
Cambium Networks Corp. (1)	23,179	630,701
Viavi Solutions, Inc. (1)	63,024	933,385

		1,564,086
Data Processing & Outsourced Services — 2.0%
ExlService Holdings, Inc. (1)	8,855	1,149,999
TTEC Holdings, Inc.	11,866	1,001,372

		2,151,371
Electronic Equipment & Instruments — 1.0%
Advanced Energy Industries, Inc.	11,977	1,050,263

Electronic Manufacturing Services — 0.7%
Plexus Corp. (1)	9,411	791,841

Internet Services & Infrastructure — 0.4%
Brightcove, Inc. (1)	41,984	404,306

IT Consulting & Other Services — 0.9%
LiveRamp Holdings, Inc. (1)	21,283	998,811

Semiconductor Equipment — 3.5%
Brooks Automation, Inc.	10,479	1,185,175
Cohu, Inc. (1)	22,528	742,748
FormFactor, Inc. (1)	23,969	1,004,780
Photronics, Inc. (1)	66,738	881,609

		3,814,312
Semiconductors — 1.1%
Power Integrations, Inc.	11,552	1,155,547

Systems Software — 1.9%
CommVault Systems, Inc. (1)	16,247	1,021,612
Tenable Holdings, Inc. (1)	21,668	1,070,399

		2,092,011

Total Information Technology		26,511,729

Materials — 5.2%

Commodity Chemicals — 0.8%
Trinseo PLC	18,424	870,165

Construction Materials — 1.3%
Summit Materials, Inc., Class A (1)	38,431	1,433,476

Diversified Metals & Mining — 2.2%
Materion Corp.	15,204	1,287,171
MP Materials Corp. (1)	23,717	1,042,125

		2,329,296
Paper Packaging — 0.9%
Ranpak Holdings Corp. (1)	24,231	960,275

Total Materials		5,593,212

Real Estate — 2.5%

Industrial REIT’s — 2.5%
EastGroup Properties, Inc.	7,008	1,427,530
STAG Industrial, Inc.	30,192	1,315,767

Total Real Estate		2,743,297

Total Common Stocks (identified cost $83,374,880)		106,132,076
Total Investments — 98.3% (identified cost $83,374,880)		106,132,076

Other Assets and Liabilities — 1.7%		1,790,212

Total Net Assets — 100.0%		$107,922,288

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 95.8%

Australia — 4.1%
Brambles, Ltd.	44,743	$316,818
Commonwealth Bank of Australia	8,173	537,018
CSL, Ltd.	3,758	812,308
Rio Tinto PLC	4,966	305,758
Santos, Ltd.	94,124	413,340

		2,385,242

Britain — 3.4%
Ashtead Group PLC	6,565	525,602
Barclays PLC	480,527	1,170,233
Spectris PLC	5,951	276,609

		1,972,444

China — 2.3%
UBS Group AG	78,691	1,359,970

Denmark — 3.1%
Carlsberg A/S, Class B	5,243	818,513
Novo Nordisk A/S, Class B	5,420	580,371
Pandora A/S	2,998	371,849

		1,770,733

Faeroe Islands — 0.5%
AP Moller - Maersk A/S, Class B	99	299,439

Finland — 1.1%
Valmet OYJ	15,860	649,955

France — 8.3%
Carrefour SA	12,837	212,629
Cie de Saint-Gobain	8,950	566,884
Cie Generale des Etablissements Michelin SCA	5,212	769,916
L’Oreal SA	828	373,333
LVMH Moet Hennessy Louis Vuitton SE	937	727,349
Sanofi	5,565	529,289
Sartorius Stedim Biotech	1,584	933,546
Schneider Electric SE	2,463	435,362
Societe Generale SA	9,568	297,208

		4,845,516

Germany — 5.0%
Bayerische Motoren Werke AG	4,077	392,753
Brenntag SE	3,055	262,178
Daimler AG	3,022	284,432
Deutsche Boerse AG	2,254	354,319
Deutsche Post AG	10,331	610,709
E.ON SE	42,266	522,318
SAP SE	3,810	489,084

		2,915,793

Hong Kong — 0.3%
SITC International Holdings Co., Ltd.	48,000	191,826

Italy — 5.5%
A2A SpA	412,915	808,132
Azimut Holding SpA	30,197	838,137
Buzzi Unicem SpA	10,988	230,660

Enel SpA	146,312	1,111,825
Unipol Gruppo SpA	38,805	201,949

		3,190,703

Japan — 21.1%
Astellas Pharma, Inc.	17,200	269,754
Brother Industries, Ltd.	29,600	508,064
CyberAgent, Inc.	22,400	412,670
Daiwa House Industry Co., Ltd.	39,400	1,151,302
Fujitsu, Ltd.	5,100	842,582
Hitachi, Ltd.	20,700	1,218,449
KDDI Corp.	18,700	544,613
K’s Holdings Corp.	31,600	320,093
Nippon Telegraph & Telephone Corp.	5,200	143,361
Nitto Denko Corp.	5,500	382,610
Nomura Research Institute, Ltd.	11,600	497,340
Obayashi Corp.	96,300	708,895
ORIX Corp.	29,200	575,934
Sekisui House, Ltd.	52,800	1,027,469
Sony Group Corp.	9,700	1,182,073
Taiheiyo Cement Corp.	24,800	474,721
TIS, Inc.	8,700	267,881
Toyota Motor Corp.	37,300	662,689
Trend Micro, Inc.	5,500	317,403
Unicharm Corp.	6,100	264,275
USS Co., Ltd.	31,600	463,590

		12,235,768

Jersey — 2.1%
Ferguson PLC	8,052	1,223,728

Netherlands — 10.2%
AerCap Holdings NV (1)	9,371	525,151
ASM International NV	2,200	979,443
ASML Holding NV	1,247	977,147
ASR Nederland NV	5,111	218,118
ING Groep NV	85,906	1,185,853
Koninklijke Ahold Delhaize NV	23,075	774,237
NN Group NV	11,116	551,665
PostNL NV	34,367	146,454
Signify NV (3)	12,493	565,542

		5,923,610

Norway — 1.6%
Telenor ASA	27,400	404,606
Yara International ASA	10,405	510,411

		915,017

Singapore — 4.7%
DBS Group Holdings, Ltd.	56,600	1,236,554
Singapore Exchange, Ltd.	96,300	630,517
United Overseas Bank, Ltd.	46,600	866,702

		2,733,773

Sweden — 3.4%
Boliden AB	5,680	195,926
Sandvik AB	24,400	603,354
SKF AB, Class B	43,637	997,200
Telefonaktiebolaget LM Ericsson, Class B	20,191	203,669

		2,000,149

Switzerland — 10.6%
Nestle SA	10,119	1,300,831
Novartis AG	13,181	1,053,635
Roche Holding AG	5,171	2,023,796
Sonova Holding AG	1,239	466,148

TE Connectivity, Ltd.	8,551	1,316,256

		6,160,666

United Kingdom — 8.5%
Antofagasta PLC	19,775	361,123
AstraZeneca PLC	3,304	362,493
Berkeley Group Holdings PLC	2,664	151,362
GlaxoSmithKline PLC	63,473	1,286,298
Kingfisher PLC	275,784	1,160,366
Legal & General Group PLC	152,309	567,995
Persimmon PLC	5,303	192,480
Royal Mail PLC	85,205	565,619
Tate & Lyle PLC	34,359	286,967

		4,934,703

Total Common Stocks (identified cost $47,411,817)		55,709,035
Preferred Stocks — 0.3%

Germany — 0.3%
Henkel AG & Co. KGaA	1,948	153,952

Total Preferred Stocks (identified cost $172,499)		153,952
Total Investments — 96.1% (identified cost $47,584,316)		55,862,987
Other Assets and Liabilities — 3.9%		2,292,722

Total Net Assets — 100.0%		$58,155,709

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Apparel	$727,349	1.3%
Auto Manufacturers	1,339,874	2.3
Auto Parts & Equipment	769,916	1.3
Banks	6,653,538	11.4
Beverages	818,513	1.4
Biotechnology	812,308	1.4
Building Materials	1,272,265	2.2
Chemicals	1,155,199	2.0
Commercial Services	842,420	1.5
Computers	1,339,922	2.3
Cosmetics/Personal Care	637,608	1.1
Distribution/Wholesale	1,223,728	2.1
Diversified Financial Services	2,398,907	4.1
Electric	2,442,275	4.2
Electrical Components & Equipment	1,508,968	2.6
Electronics	1,592,865	2.7
Engineering & Construction	708,895	1.2
Food	2,574,664	4.4
Healthcare-Products	1,399,694	2.4
Home Builders	1,371,311	2.4
Home Furnishings	1,182,073	2.0
Insurance	1,539,727	2.7
Internet	730,073	1.3
Machinery-Construction & Mining	1,821,803	3.1
Machinery-Diversified	649,955	1.1
Metal Fabricate/Hardware	997,200	1.7
Mining	862,807	1.5
Oil & Gas	413,340	0.7
Pharmaceuticals	6,105,636	10.5
Real Estate	1,151,302	2.0
Retail	2,315,898	4.0
Semiconductors	1,956,590	3.4
Software	756,965	1.3
Telecommunications	1,296,249	2.2
Transportation	1,814,047	3.1
Trucking & Leasing	525,151	0.9
Total Common Stocks	55,709,035	95.8
Preferred Stocks	153,952	0.3

Total Investments	55,862,987	96.1

Other Assets and Liabilities	2,292,722	3.9

Net Assets	$58,155,709	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value
Common Stocks — 93.3%

Australia — 10.0%
Brambles, Ltd.	2,079,239	$14,722,728
Computershare, Ltd.	996,215	13,401,597
Endeavour Group, Ltd.	472,608	2,282,686
QBE Insurance Group, Ltd.	1,120,161	9,156,326
Rio Tinto, Ltd.	108,311	7,026,690
Woodside Petroleum, Ltd.	812,579	12,048,085
Woolworths Group, Ltd.	446,825	12,903,968

		71,542,080

Finland — 2.3%
Kone OYJ, Class B	81,960	5,393,549
Sampo OYJ, A Shares	234,519	11,520,127

		16,913,676

France — 7.2%
Air Liquide SA	85,434	14,129,866
Bureau Veritas SA	365,459	11,528,210
Legrand SA	81,316	8,889,991
Rubis SCA	154,866	4,264,627
Sanofi	134,631	12,804,787

		51,617,481

Germany — 7.6%
Brenntag SE	127,625	10,952,711
Deutsche Post AG	207,023	12,237,998
Fielmann AG	136,802	8,976,325
GEA Group AG	167,581	8,503,661
SAP SE	107,466	13,795,254

		54,465,949

Hong Kong — 4.5%
AIA Group, Ltd.	641,800	6,752,974
China Mobile, Ltd.	1,658,000	9,872,676
Power Assets Holdings, Ltd.	1,509,069	9,076,279
VTech Holdings, Ltd.	841,600	6,955,773

		32,657,702

Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	24,021,900	6,859,806
Telkom Indonesia Persero Tbk PT	29,520,800	8,248,243

		15,108,049

Japan — 13.4%
ABC-Mart, Inc.	225,500	10,574,996
Japan Tobacco, Inc.	1,134,368	22,716,612
KDDI Corp.	540,500	15,741,344
Mitsubishi Electric Corp.	1,230,800	15,442,590
Nabtesco Corp.	197,200	5,689,814
Nihon Kohden Corp.	395,900	11,664,702
Sumitomo Rubber Industries, Ltd.	921,100	9,236,314
Toyota Tsusho Corp.	111,500	4,853,239

		95,919,611

Malaysia — 1.5%
Axiata Group Bhd	4,022,067	3,740,042

Malayan Banking Bhd	3,814,756	7,229,039

		10,969,081

Netherlands — 2.7%
Koninklijke Philips NV	133,630	4,713,415
Koninklijke Vopak NV	237,788	9,031,884
Wolters Kluwer NV	47,764	5,358,073

		19,103,372

Norway — 1.6%
Telenor ASA	787,898	11,634,611

Singapore — 5.9%
ComfortDelGro Corp., Ltd.	9,298,100	9,336,811
Singapore Technologies Engineering, Ltd.	1,810,600	5,059,918
Singapore Telecommunications, Ltd.	8,247,207	14,211,257
United Overseas Bank, Ltd.	753,002	14,004,907

		42,612,893

Sweden — 1.6%
Assa Abloy AB, Class B	129,878	3,630,428
Atlas Copco AB, A Shares	64,330	3,941,171
Essity AB, Class B	117,155	3,745,591

		11,317,190

Switzerland — 11.7%
Geberit AG	6,636	5,064,165
Givaudan SA	1,048	5,131,782
Nestle SA	160,641	20,650,940
Novartis AG	194,919	15,581,023
Roche Holding AG	50,129	19,619,200
Schindler Holding AG	14,958	3,857,174
SGS SA	1,599	4,832,770
Zurich Insurance Group AG	21,862	9,020,807

		83,757,861

Taiwan — 3.0%
Advantech Co., Ltd.	309,359	4,222,815
Chunghwa Telecom Co., Ltd.	1,922,000	7,741,592
Merida Industry Co., Ltd.	107,000	1,151,480
Taiwan Semiconductor Manufacturing Co., Ltd.	388,000	8,254,683

		21,370,570

United Kingdom — 18.2%
BP PLC	1,788,093	7,742,065
British American Tobacco PLC	352,952	11,848,221
Bunzl PLC	238,511	9,080,376
GlaxoSmithKline PLC	767,450	15,552,580
IMI PLC	253,123	5,710,366
Imperial Brands PLC	492,171	10,079,692
Legal & General Group PLC	3,656,379	13,635,469
National Grid PLC	1,089,063	14,488,887
Reckitt Benckiser Group PLC	129,915	10,532,742
Royal Dutch Shell PLC, B Shares	450,022	9,380,103
Unilever PLC	247,722	12,764,771
Vodafone Group PLC	6,562,987	9,512,424

		130,327,696

Total Common Stocks (identified cost $565,319,849)		669,317,822
Preferred Stocks — 1.6%

Germany — 1.6%
Fuchs Petrolub SE	257,955	11,586,874

Total Preferred Stocks (identified cost $9,837,499)		11,586,874

Short-Term Investments — 2.8%

Mutual Funds — 2.8%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	20,374,496	20,374,496

Total Short-Term Investments (identified cost $20,374,496)		20,374,496

Total Investments — 97.7% (identified cost $595,531,844)		701,279,192
Other Assets and Liabilities — 2.3%		16,408,408

Total Net Assets — 100.0%		$717,687,600

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Agriculture	$44,644,525	6.2%
Auto Parts & Equipment	9,236,314	1.3
Banks	28,093,752	3.9
Beverages	2,282,686	0.3
Building Materials	5,064,165	0.7
Chemicals	30,214,359	4.2
Commercial Services	31,083,708	4.3
Computers	17,624,412	2.5
Cosmetics/Personal Care	3,745,591	0.5
Distribution/Wholesale	13,933,615	1.9
Electric	9,076,279	1.3
Electrical Components & Equipment	8,889,991	1.2
Electronics	3,630,428	0.5
Engineering & Construction	5,059,918	0.7
Food	33,554,908	4.7
Gas	18,753,514	2.6
Hand/Machine Tools	3,857,174	0.5
Healthcare-Products	16,378,117	2.3
Home Furnishings	6,955,773	1.0
Household Products/Wares	23,297,513	3.2
Insurance	50,085,703	7.0
Leisure Time	1,151,480	0.2
Machinery-Construction & Mining	19,383,761	2.7
Machinery-Diversified	19,587,024	2.7
Media	5,358,073	0.8
Mining	7,026,690	1.0
Miscellaneous Manufacturing	5,710,366	0.8
Oil & Gas	29,170,253	4.1
Pharmaceuticals	63,557,590	8.9
Pipelines	9,031,884	1.3
Retail	19,551,321	2.7
Semiconductors	8,254,683	1.2
Software	13,795,254	1.9
Telecommunications	80,702,189	11.2
Transportation	21,574,809	3.0
Total Common Stocks	669,317,822	93.3
Preferred Stocks	11,586,874	1.6
Mutual Funds	20,374,496	2.8

Total Investments	701,279,192	97.7

Other Assets and Liabilities	16,408,408	2.3

Net Assets	$717,687,600	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 53.8%

China — 20.5%
By-health Co., Ltd., Class A	1,418,904	$5,248,300
Dian Diagnostics Group Co., Ltd., Class A	770,100	4,088,538
Haier Smart Home Co., Ltd., Class H	668,400	2,484,306
Hualan Biological Engineering, Inc., Class A	1,172,532	5,293,320
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,135,243	6,917,421
Tencent Holdings, Ltd.	253,300	14,922,547
Zhejiang Supor Co., Ltd., Class A	344,518	3,320,792

		42,275,224

Hong Kong — 4.9%
AIA Group, Ltd.	962,400	10,126,304

India — 3.6%
Biocon, Ltd. (1)	569,235	2,716,248
Marico, Ltd.	137,513	984,238
Torrent Pharmaceuticals, Ltd.	93,616	3,758,005

		7,458,491

Indonesia — 3.9%
Bank Central Asia Tbk PT	15,948,400	8,100,863

Nigeria — 1.3%
Guaranty Trust Holding Co. PLC	46,147,646	2,743,764

South Korea — 4.5%
NAVER Corp.	28,633	9,233,767

Taiwan — 12.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	881,000	18,743,237
Win Semiconductors Corp.	603,000	7,753,105

		26,496,342

Vietnam — 2.2%
FPT Corp.	1,029,200	4,398,550

Total Common Stocks (identified cost $93,959,036)		110,833,305

Total Investments — 53.8% (identified cost $93,959,036)		110,833,305
Other Assets and Liabilities — 46.2%		95,137,670

Total Net Assets — 100.0%		$205,970,975

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2021

(Unaudited)

Industry	Value	% of Total Net Assets

Banks	$10,844,627	5.3%
Biotechnology	8,009,568	3.9
Computers	4,398,550	2.1
Food	7,901,659	3.8
Healthcare-Products	4,088,538	2.0
Home Furnishings	2,484,306	1.2
Housewares	3,320,792	1.6
Insurance	10,126,304	4.9
Internet	24,156,314	11.7
Pharmaceuticals	9,006,305	4.4
Semiconductors	26,496,342	12.9
Total Common Stocks	110,833,305	53.8
Total Investments	110,833,305	53.8

Other Assets and Liabilities	95,137,670	46.2

Net Assets	$205,970,975	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 95.4%

Alabama — 2.8%
Alabama Housing Finance Authority, HUD SECT 8, 1.500%, 11/1/2022 (4)	$3,000,000	$3,014,596
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	241,723
5.000%, 7/1/2024	325,000	362,957
Black Belt Energy Gas District:
0.958%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (4)	4,500,000	4,532,259
4.000%, 6/1/2022	1,000,000	1,017,978
Chatom Industrial Development Board, 0.250%, 8/1/2037 (4)	5,600,000	5,600,000
City of Oxford, 0.160%, 9/1/2041, Call 12/1/2021 (4)	300,000	300,000

		15,069,513
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, 5.000%, 12/1/2023	955,000	1,043,419

Arizona — 0.4%

Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (4)	2,250,000	2,258,413

California — 7.2%
Bay Area Toll Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (4)	1,750,000	1,779,405
California County Tobacco Securitization Agency, 4.000%, 6/1/2022	250,000	254,522
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	6,565,000	6,564,669
California Municipal Finance Authority:
0.300%, 7/1/2041 (4) (5)	5,000,000	5,001,850
0.300%, 7/1/2051 (4) (5)	3,600,000	3,600,602
0.700%, 12/1/2044 (4) (5)	3,000,000	3,011,909
California Pollution Control Financing Authority:
0.200%, 8/1/2023 (3) (4) (5)	5,250,000	5,250,259
0.600%, 8/1/2040 (4)	4,225,000	4,219,146
Contra Costa County Schools Pooled Notes, 2.000%, 12/1/2021	3,890,000	3,890,000
Tender Option Bond Trust Receipts/Certificates, 0.150%, 5/1/2051, Call 11/1/2031 (3) (4)	6,000,000	6,000,000

		39,572,362
Colorado — 1.2%
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,023,713
Colorado School of Mines, 0.558%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (4)	1,145,000	1,143,207
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (4)	4,500,000	4,510,413

		6,677,333
Connecticut — 1.9%
City of Bridgeport, 1.500%, 12/9/2021	2,000,000	2,000,399
City of New Haven:
5.000%, 2/1/2022	350,000	352,692
5.000%, 8/1/2022	1,025,000	1,056,740
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	611,558
5.000%, 8/1/2023	1,080,000	1,163,021
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 1/3/2022 (4)	5,000,000	4,994,156

		10,178,566
Florida — 5.3%
City of Atlantic Beach, 3.000%, 11/15/2023, Call 1/3/2022	2,000,000	2,003,395
City of Gainesville Utilities System Revenue, 0.040%, 10/1/2026, Call 12/1/2021 (4)	1,885,000	1,885,000
County of Escambia, 0.050%, 4/1/2039, Call 12/01/2021 (4)	12,000,000	12,000,000

Highlands County Health Facilities Authority, 0.050%, 11/15/2037, Call 12/1/2021 (4)	10,000,000	10,000,000
JEA Electric System Revenue, 0.020%, 10/1/2038, Call 12/01/2021 (4)	1,825,000	1,825,000

Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 12/1/2021 (4)	1,000,000	1,000,000

		28,713,395
Georgia — 5.2%
Burke County Development Authority:
1.550%, 12/1/2049 (4)	3,000,000	3,026,729
2.250%, 10/1/2032 (4)	4,000,000	4,108,581
Development Authority Of Floyd County, 0.080%, 7/1/2022, Call 12/1/2021 (4)	8,000,000	8,000,000
Development Authority of Monroe County, 1.500%, 1/1/2039 (4)	2,000,000	2,052,990
Main Street Natural Gas, Inc.:
0.620%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (4)	5,000,000	5,046,523
0.808%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (4)	5,000,000	5,024,241
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	381,447
5.000%, 1/1/2023	805,000	845,564

		28,486,075
Illinois — 9.1%
Chicago O’Hare International Airport:
5.000%, 1/1/2023 (5)	1,000,000	1,050,390
5.000%, 1/1/2023 (5)	825,000	866,572
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,025,681
5.000%, 1/1/2023, Call 1/1/2022	285,000	286,106
City of Chicago:
5.000%, 1/1/2022	300,000	301,125
5.000%, 1/1/2023	400,000	419,213
Cook County Community Unit School District No 401 Elmwood Park, 3.000%, 12/1/2021	715,000	715,000
Cook County School District No 99 Cicero, 5.000%, 12/1/2021	575,000	575,000
Illinois Finance Authority:
0.040%, 8/15/2049, Call 12/1/2021 (4)	4,500,000	4,500,000
0.700%, 5/1/2040 (4)	2,800,000	2,799,033
0.750%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (4)	1,000,000	1,002,675
0.800%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (4)	2,060,000	2,062,386
5.000%, 10/1/2023	250,000	269,765
5.000%, 10/1/2024	250,000	279,370
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	550,194
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	566,084
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	763,256
4.000%, 6/1/2023	1,000,000	1,051,906
State of Illinois:
4.000%, 3/1/2022	1,000,000	1,009,464
4.000%, 3/1/2023	1,050,000	1,097,030
5.000%, 2/1/2022	6,040,000	6,088,013
5.000%, 12/1/2022	1,000,000	1,046,334
5.125%, 5/1/2022	500,000	510,138
5.375%, 5/1/2023	250,000	267,407
5.500%, 5/1/2024	500,000	558,723
Tender Option Bond Trust Receipts/Certificates:
0.150%, 12/1/2027 (3) (4)	10,000,000	10,000,000
0.150%, 12/1/2027 (3) (4)	5,000,000	5,000,000

Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	977,768

		49,638,633
Indiana — 1.6%
City of Rockport:
1.350%, 7/1/2025 (4)	1,000,000	1,007,818
1.350%, 7/1/2025 (4)	1,000,000	1,007,818
City of Whiting, 5.000%, 11/1/2045 (4) (5)	1,345,000	1,402,772
Indiana Finance Authority, 0.020%, 2/1/2035 (4)	2,100,000	2,100,000

Indianapolis Local Public Improvement Bond Bank:
5.000%, 6/1/2022	1,145,000	1,171,849
5.000%, 6/1/2023	1,000,000	1,069,296
Lafayette School Corp., SAW, 4.000%, 1/15/2022	850,000	853,607

		8,613,160
Iowa — 1.9%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,533,680
Iowa Finance Authority:
0.625%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 12/16/2021 (3) (4)	6,790,000	6,789,459
2.875%, 5/15/2049, Call 12/15/2021	30,000	30,029

		10,353,168
Kansas — 0.2%
City of Andover, 1.625%, 10/1/2022, Call 1/3/2022	1,075,000	1,076,210

Kentucky — 4.2%
City of Ashland, 5.000%, 2/1/2022	475,000	478,533
City of Berea, 0.040%, 6/1/2032, Call 12/1/2021 (4)	1,500,000	1,500,000
County of Owen, 0.700%, 6/1/2040 (4)	2,800,000	2,797,578
Kentucky Economic Development Finance Authority, 0.150%, 4/1/2031 (4) (5)	6,000,000	6,000,000
Kentucky Public Energy Authority, 1.178%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (4)	5,000,000	5,099,713
Kentucky Rural Water Finance Corp., 1.250%, 2/1/2022, Call 12/27/2021	4,405,000	4,407,873
Rural Water Financing Agency, 0.400%, 5/1/2023, Call 2/1/2022	2,430,000	2,430,129

		22,713,826
Louisiana — 1.6%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 12/31/2021	340,000	345,710
Louisiana Public Facilities Authority, 0.700%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (4)	5,000,000	5,010,007
Louisiana Stadium & Exposition District, 4.000%, 7/3/2023, Call 4/1/2023	3,325,000	3,472,113

		8,827,830
Maryland — 3.5%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,038,702
Tender Option Bond Trust Receipts/Certificates, 0.080%, 5/1/2026 (3) (4)	15,000,000	15,000,000

		19,038,702
Massachusetts — 0.1%
Massachusetts Development Finance Agency, 0.470%, (SIFMA Municipal Swap Index Yield), 7/1/2044, Call 12/21/2021 (4)	500,000	500,042

Michigan — 0.6%
Michigan Finance Authority, 3.500%, 11/15/2044 (4)	3,175,000	3,269,622

Minnesota — 0.5%
Minnesota Rural Water Finance Authority, Inc., 0.250%, 8/1/2022, Call 12/31/2021	2,750,000	2,750,075

Mississippi — 3.4%
Mississippi Business Finance Corp., 0.250%, 5/1/2037, Call 5/1/2022 (4)	12,912,000	12,912,384
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	258,855
5.000%, 9/1/2023	700,000	754,215
5.000%, 9/1/2025	400,000	462,816
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,039,803
5.000%, 10/15/2024	2,735,000	3,073,696

		18,501,769
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, 0.020%, 7/1/2032, Call 11/30/2021 (4)	1,700,000	1,700,000

Nebraska — 1.4%
Central Plains Energy Project, 4.000%, 8/1/2022	1,000,000	1,025,019
Nebraska Public Power District, 0.600%, 1/1/2051, Call 1/1/2023 (4)	6,600,000	6,618,177

		7,643,196
Nevada — 0.9%
County of Washoe NV, 0.625%, 3/1/2036 (4) (5)	2,665,000	2,666,224

State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	2,500,000	2,500,081

		5,166,305
New Hampshire — 0.5%
New Hampshire Business Finance Authority, 4.000%, 1/1/2024	220,000	233,039

New Hampshire Health and Education Facilities Authority Act, 0.050%, 7/1/2033, Call 11/30/2021 (4)	2,530,000	2,530,000

		2,763,039
New Jersey — 5.2%
Borough of Fort Lee, 1.000%, 11/1/2022	1,710,000	1,719,488
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	679,807
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	377,671
City of Newark, SAW, 5.000%, 10/1/2022	700,000	724,542
City of Newark, School Bond Gty:
1.250%, 7/25/2022	3,000,000	3,019,025
5.000%, 10/1/2022	400,000	414,705
Jersey City Municipal Utilities Authority, 3.000%, 7/1/2022	6,000,000	6,090,970
New Jersey Economic Development Authority:
1.200%, 11/1/2034 (4) (5)	2,500,000	2,519,882
5.000%, 6/15/2022	200,000	205,042
5.000%, 6/15/2023	220,000	235,379
New Jersey Turnpike Authority, 0.540%, (LIBOR 1 Month), 1/1/2022 (4)	750,000	750,032
State of New Jersey, 4.000%, 6/1/2023	7,500,000	7,900,868
Township of Lyndhurst, 1.000%, 2/4/2022	4,000,000	4,005,223

		28,642,634
New Mexico — 0.6%
City of Farmington, 1.200%, 6/1/2040 (4) (5)	1,250,000	1,255,667
City of Santa Fe, 2.250%, 5/15/2024, Call 12/31/2021	500,000	500,422
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 12/13/2021	1,525,000	1,526,176

		3,282,265
New York — 6.2%
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,400,000	2,408,269
Hempstead Union Free School District, SAW, 1.000%, 7/13/2022	2,000,000	2,009,574

Long Island Power Authority, 0.810%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (4)	4,000,000	4,011,579
Metropolitan Transportation Authority:
0.500%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (4)	3,100,000	3,105,358
0.608%, (LIBOR 1 Month), 11/1/2030 (4)	2,935,000	2,942,628
5.000%, 9/1/2022	6,000,000	6,209,367
5.000%, 2/1/2023	2,645,000	2,786,764
New York City Housing Development Corp.:
1.750%, 5/1/2059, Call 12/16/2021 (4)	1,600,000	1,611,999
2.750%, 5/1/2050, Call 12/1/2022 (4)	2,000,000	2,047,319
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.050%, 8/1/2039, Call 11/30/2021 (4)	400,000	400,000
New York City Water & Sewer System, 0.020%, 6/15/2043, Call 11/30/2021 (4)	3,375,000	3,375,000
New York Transportation Development Corp.:
5.000%, 12/1/2023 (5)	250,000	271,053
5.000%, 12/1/2024 (5)	1,000,000	1,122,613
Town of Oyster Bay, BAM, 4.000%, 11/1/2023	1,000,000	1,069,238

Triborough Bridge & Tunnel Authority, 0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (4)	500,000	500,548

		33,871,309
North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, 0.150%, 7/1/2034 (4)	6,500,000	6,500,000
North Carolina Medical Care Commission, 2.300%, 9/1/2025, Call 9/1/2022	1,250,000	1,261,216
North Carolina Turnpike Authority, 5.000%, 2/1/2024	4,000,000	4,371,583

		12,132,799
North Dakota — 1.2%
Cass County Joint Water Resource District, 0.480%, 5/1/2024, Call 11/1/2022	5,000,000	5,003,679
City of Horace, 0.600%, 10/1/2023, Call 10/1/2022	1,600,000	1,598,893

		6,602,572

Ohio — 1.7%
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023 (5)	3,100,000	3,256,210
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,025,070

		9,281,280
Oklahoma — 2.8%
Canadian County Educational Facilities Authority, 3.000%, 9/1/2023	2,000,000	2,094,751
Oklahoma Development Finance Authority:
0.130%, 8/15/2031, Call 11/30/2021 (4)	7,405,000	7,405,000
1.625%, 7/6/2023, Call 6/30/2022 (5)	4,400,000	4,426,348
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (4)	1,200,000	1,201,384

		15,127,483
Pennsylvania — 8.0%
Beaver County Industrial Development Authority, 0.050%, 5/1/2038, Call 12/1/2021 (4)	5,265,000	5,265,000
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	502,782
5.000%, 2/1/2023	1,300,000	1,350,238
Bethlehem Area School District Authority, SAW, 0.384%, (SOFR), 1/1/2032, Call 11/1/2024 (4)	1,780,000	1,780,000
Central Bradford Progress Authority, 0.180%, 12/1/2041, Call 12/1/2021 (4)	4,000,000	4,000,000
City of Philadelphia Airport Revenue, 5.000%, 7/1/2022 (5)	2,750,000	2,825,028
Montgomery County Higher Education & Health Authority, 0.770%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 12/21/2021 (4)	2,500,000	2,500,111
Northampton County General Purpose Authority, 1.100%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (4)	1,000,000	1,009,358
Philadelphia Authority for Industrial Development:
0.130%, 9/1/2050, Call 12/1/2021 (4)	10,000,000	10,000,000
5.000%, 10/1/2022	800,000	830,641
Pittsburgh Water & Sewer Authority, AGM, 0.700%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (4)	6,800,000	6,849,782
Tender Option Bond Trust Receipts/Certificates, 0.150%, 12/1/2024 (3) (4)	6,910,000	6,910,000

		43,822,940
South Carolina — 1.1%
Patriots Energy Group Financing Agency, 0.918%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (4)	6,000,000	6,056,332

Tennessee — 0.4%
Memphis-Shelby County Airport Authority, 5.000%, 7/1/2022 (5)	1,860,000	1,911,189

Texas — 2.3%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (4)	3,400,000	3,413,492
Irving Hospital Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (4)	900,000	903,546
Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (4) (5)	3,000,000	3,011,482
Mission Economic Development Corp., 0.150%, 7/1/2040 (4) (5)	1,450,000	1,450,000
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023	1,500,000	1,632,797
5.000%, 12/15/2024	875,000	986,328
Texas Municipal Gas Acquisition and Supply Corp. I, 5.250%, 12/15/2022	1,000,000	1,051,703

		12,449,348
Virginia — 2.0%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (4)	2,000,000	2,001,137

Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (4)	4,000,000	4,000,000
Virginia Small Business Financing Authority:
3.000%, 12/1/2022	255,000	260,793
3.000%, 12/1/2023	295,000	307,953

Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/21/2021	4,300,000	4,304,132

		10,874,015
Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates, 0.210%, 7/1/2026 (3) (4)	6,665,000	6,665,000

Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/21/2021	1,795,000	1,795,861

		8,460,861

West Virginia — 3.7%
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (4) (5)	1,000,000	1,009,120
West Virginia Hospital Finance Authority, 0.150%, 6/1/2033, Call 12/1/2021 (4)	19,365,000	19,365,000

		20,374,120
Wisconsin — 2.5%
County of Wood, 0.750%, 3/7/2022, Call 12/7/2021	2,225,000	2,225,168
Milwaukee & Ozaukee County Joint School District No 2 Fox Point & Bayside, 1.000%, 8/30/2022	1,000,000	1,004,825
Public Finance Authority, 0.180%, 10/1/2025 (4) (5)	7,500,000	7,500,121
Wisconsin Health & Educational Facilities Authority:
0.170%, 2/15/2053, Call 12/1/2021 (4)	2,000,000	2,000,000
5.000%, 12/1/2022	1,000,000	1,047,421

		13,777,535

Total Municipals (identified cost $518,944,631)		521,221,335
Mutual Funds — 5.0%
Nuveen California AMT-Free Quality Municipal Income Fund	40,000	4,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	11,320,000	11,320,000
Nuveen New York AMT-Free Quality Municipal Income Fund	12,000,000	12,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000

Short-Term Investments — 0.2%

Repurchase Agreements — 0.2%

Agreement with Fixed Income Clearing Corp., 0.030%, dated 11/30/2021, to be repurchased at $1,325,041 on 11/30/2021, collateralized by a U.S. Government Treasury Obligation with a maturity of 05/31/2027, with a fair value of $1,351,570.	$1,325,040	1,325,039

Total Short-Term Investments (identified cost $1,325,039)		1,325,039

Total Investments — 100.6% (identified cost $547,589,670)		549,866,374

Other Assets and Liabilities — (0.6)%		(3,512,754)

Total Net Assets — 100.0%		$546,353,620

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 99.6%

Alabama — 4.2%
Black Belt Energy Gas District:
0.958%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (4)	$1,000,000	$1,007,169
4.000%, 6/1/2023	1,000,000	1,052,369
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (4)	600,000	671,490
Southeast Energy Authority A Cooperative District, 4.000%, 6/1/2026	1,265,000	1,435,629

		4,166,657
Arizona — 1.0%
Maricopa County Pollution Control Corp., 0.875%, 6/1/2043 (4)	1,000,000	997,100

California — 5.0%
Bay Area Toll Authority, 1.150%, (SIFMA Municipal Swap Index Yield), 4/1/2045, Call 10/1/2023 (4)	500,000	508,401
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	440,000	439,978
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,007,825
California Public Finance Authority, 5.000%, 10/15/2022	300,000	311,538
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	888,255
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,023,234
Palomar Health, 5.000%, 11/1/2022	375,000	390,327
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	402,583

		4,972,141
Colorado — 2.4%
Colorado Health Facilities Authority:
5.000%, 6/1/2022	250,000	255,928
5.000%, 8/1/2049, Call 2/1/2025 (4)	1,000,000	1,140,842
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (4)	1,000,000	1,002,314

		2,399,084
Connecticut — 1.1%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,120,054

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024 (5)	1,000,000	1,122,275

Florida — 5.7%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 12/31/2021	1,155,000	1,163,150
County of Escambia, 0.050%, 4/1/2039, Call 12/01/2021 (4)	2,000,000	2,000,000
County of Martin FL, 0.040%, 7/15/2022, Call 12/01/2021 (4)	700,000	700,000
JEA Electric System Revenue, 0.020%, 10/1/2038, Call 12/01/2021 (4)	700,000	700,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	501,494
St. Johns County Industrial Development Authority:
4.000%, 12/15/2024	145,000	155,988
4.000%, 12/15/2025	180,000	196,893
4.000%, 12/15/2026	185,000	204,981

		5,622,506
Georgia — 6.4%
Bartow County Development Authority, 1.550%, 8/1/2043 (4)	500,000	504,455
Burke County Development Authority, 2.925%, 11/1/2048 (4)	1,250,000	1,317,308
City of Atlanta, 5.000%, 1/1/2022	700,000	702,711
Main Street Natural Gas, Inc.:
0.808%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (4)	1,500,000	1,507,272
5.000%, 5/15/2024	1,250,000	1,380,396

Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	919,092

		6,331,234
Guam — 0.5%
Territory of Guam, 5.000%, 12/1/2022	500,000	522,579

Illinois — 17.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,043,047
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	100,394
5.000%, 1/1/2022	200,000	200,778
Chicago Park District:
5.000%, 1/1/2022	250,000	250,952
5.000%, 1/1/2022	500,000	501,904
City of Chicago, 5.000%, 1/1/2024	340,000	370,615
City of Chicago Wastewater Transmission Revenue, 5.000%, 1/1/2022	500,000	501,908
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	622,703
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	846,880
DuPage County Community Consolidated School District No 93 Carol Stream, 4.000%, 1/1/2026	400,000	454,161
Illinois Finance Authority:
0.750%, (SIFMA Municipal Swap Index Yield), 5/1/2042, Call 5/1/2025 (4)	1,250,000	1,253,344
5.000%, 1/1/2022	150,000	150,571
5.000%, 11/15/2022	555,000	579,778
5.000%, 12/1/2022	290,000	302,322
5.000%, 5/15/2023	250,000	264,311
5.000%, 5/15/2024	450,000	492,928
Northern Illinois University, BAM:
5.000%, 4/1/2025	400,000	455,099
5.000%, 10/1/2025	310,000	358,216
5.000%, 10/1/2026	250,000	296,672
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,244,639
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,051,174
State of Illinois:
4.000%, 3/1/2024	1,000,000	1,076,789
5.000%, 11/1/2022	2,000,000	2,085,225
5.000%, 3/1/2025	500,000	568,384
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,013,790
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	635,827
4.000%, 3/1/2023	510,000	532,093

		17,254,504
Indiana — 1.4%
City of Boonville, 2.600%, 1/1/2023, Call 12/31/2021	190,000	190,173
City of Whiting, 5.000%, 12/1/2044 (4) (5)	1,000,000	1,192,957

		1,383,130
Iowa — 1.8%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	504,811
PEFA, Inc., 5.000%, 9/1/2049, Call 6/1/2026 (4)	1,045,000	1,233,685

		1,738,496
Kentucky — 4.1%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	540,096
Kentucky Economic Development Finance Authority, 0.150%, 4/1/2031 (4)	1,700,000	1,700,000
Kentucky Public Energy Authority:
1.178%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (4)	1,000,000	1,019,943
4.000%, 7/1/2023	750,000	792,821

		4,052,860
Louisiana — 0.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 12/31/2021	5,000	5,084

Maryland — 0.5%
City of Rockville, 5.000%, 11/1/2022	500,000	514,615

Massachusetts — 0.6%
Massachusetts Development Finance Agency:

5.000%, 7/1/2022	315,000	323,632
5.000%, 7/1/2024	260,000	288,872

		612,504
Michigan — 1.9%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	859,196
Michigan Finance Authority, 3.500%, 11/15/2044 (4)	1,000,000	1,029,802

		1,888,998
Mississippi — 2.2%
Mississippi Business Finance Corp., 2.200%, 3/1/2027 (4) (5)	1,250,000	1,297,388
State of Mississippi, 5.000%, 10/15/2024	750,000	842,878

		2,140,266
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2022	250,000	251,826
Missouri Development Finance Board:
5.000%, 3/1/2025	425,000	477,728
5.000%, 3/1/2026	300,000	345,955

		1,075,509
Nebraska — 1.1%
Central Plains Energy Project, 5.000%, 3/1/2050, Call 10/1/2023 (4)	1,000,000	1,085,412

Nevada — 2.5%
City of Carson City, 5.000%, 9/1/2022	500,000	517,326
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,070,389
City of Sparks NV, 2.500%, 6/15/2024 (3)	345,000	350,555

State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	500,000	500,016

		2,438,286
New Hampshire — 0.6%
New Hampshire Business Finance Authority:
4.000%, 1/1/2025	290,000	314,391
4.000%, 1/1/2026	265,000	293,010

		607,401
New Jersey — 4.7%
New Jersey Economic Development Authority, 5.000%, 6/15/2024	300,000	333,009
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	812,212
5.000%, 10/1/2026	650,000	776,570
New Jersey Transportation Trust Fund Authority:
5.000%, 12/15/2023	250,000	273,202
5.000%, 6/15/2026	250,000	296,187
State of New Jersey, 5.000%, 6/1/2025	1,000,000	1,152,384
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,023,072

		4,666,636
New Mexico — 1.0%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 12/13/2021	1,000,000	1,000,806

New York — 8.6%
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	600,000	602,067

Long Island Power Authority, 0.810%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (4)	1,000,000	1,002,895
Metropolitan Transportation Authority:
5.000%, 9/1/2022	1,500,000	1,552,342
5.000%, 2/1/2023	750,000	790,198
5.000%, 11/15/2048 (4)	1,000,000	1,123,118
Metropolitan Transportation Authority, AGM, 0.584%, (SOFR), 11/1/2032, Call 1/1/2024 (4)	500,000	500,519
New York State Dormitory Authority, 5.000%, 12/1/2022 (3)	600,000	627,526
New York Transportation Development Corp., 5.000%, 12/1/2023 (5)	250,000	271,053

Triborough Bridge & Tunnel Authority, 0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (4)	2,000,000	2,002,191

		8,471,909
North Carolina — 1.0%
North Carolina Eastern Municipal Power Agency, FGIC, 0.000%, 1/1/2025 (4) (6)	600,000	591,745

North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	363,065

		954,810
Ohio — 1.5%
County of Hamilton, 5.000%, 1/1/2022	465,000	466,543
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,004,178

		1,470,721
Oklahoma — 0.6%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022 (5)	600,000	603,593

Pennsylvania — 3.9%
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	257,652
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,023,601
Delaware County Industrial Development Authority, 0.050%, 9/1/2045, Call 12/1/2021 (4)	1,000,000	1,000,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	257,879
5.000%, 12/1/2023	320,000	346,045
Northampton County General Purpose Authority, 1.100%, (LIBOR 1 Month), 8/15/2048, Call 2/15/2023 (4)	1,000,000	1,009,358

		3,894,535
South Carolina — 1.0%
Patriots Energy Group Financing Agency, 0.918%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (4)	1,000,000	1,009,389

Tennessee — 2.6%
Tennergy Corp., 5.000%, 2/1/2050, Call 7/1/2024 (4)	585,000	655,582
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2048, Call 2/1/2023 (4)	1,000,000	1,046,041
5.000%, 2/1/2023	790,000	831,555

		2,533,178
Texas — 5.3%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2023 (4)	900,000	903,571
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (4)	830,000	838,930
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	223,692
Mission Economic Development Corp., 0.150%, 7/1/2040 (4)	500,000	500,000
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	250,983
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,042,583
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025	1,000,000	1,160,919
Texas State University System, 5.000%, 3/15/2022	350,000	354,868

		5,275,546
Virginia — 2.6%
Gloucester County Economic Development Authority, 2.400%, 9/1/2038 (4) (5)	300,000	302,344
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	620,898
Henrico County Economic Development Authority, AGM, 0.071%, 8/23/2027, Call 12/1/2021 (4) (6)	950,000	947,625
Virginia Small Business Financing Authority:
3.000%, 12/1/2024	220,000	233,901
3.000%, 12/1/2025	230,000	248,262
3.000%, 12/1/2026	235,000	256,653

		2,609,683
Washington — 1.0%
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 12/31/2021 (3)	1,000,000	1,000,871

West Virginia — 2.2%
West Virginia Economic Development Authority, 2.550%, 3/1/2040 (4)	1,000,000	1,046,321
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	521,894
5.000%, 1/1/2023	555,000	581,727

		2,149,942
Wisconsin — 1.0%
Public Finance Authority, 5.000%, 11/15/2022	500,000	521,292
Wisconsin Health & Educational Facilities Authority:

5.000%, 8/15/2022	200,000	206,667
5.000%, 8/15/2023	205,000	221,221

		949,180

Total Municipals (identified cost $97,022,992)		98,641,494

Short-Term Investments — 0.5%

Repurchase Agreements — 0.5%

Agreement with Fixed Income Clearing Corp., 0.030%, dated 11/30/2021, to be repurchased at $455,926 on 11/30/2021, collateralized by a U.S. Government Treasury Obligation with a maturity of 05/31/2027, with a fair value of $465,082.	455,926	455,926

Total Short-Term Investments (identified cost $455,926)		455,926

Total Investments — 100.1% (identified cost $97,478,918)		99,097,420

Other Assets and Liabilities — (0.1)%		(89,042)

Total Net Assets — 100.0%		$99,008,378

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 14.3%

Automobiles — 5.0%
Americredit Automobile Receivables Trust, Class B, (Series 2019-1), 3.130%, 2/18/2025	$1,915,000	$1,931,984
AmeriCredit Automobile Receivables Trust, Class C, (Series 2017-3), 2.690%, 6/19/2023	231,268	231,676
BMW Vehicle Lease Trust, Class A3, (Series 2021-1), 0.290%, 1/25/2024	500,000	499,173
Carvana Auto Receivables Trust, Class B, (Series 2019-2A), 2.740%, 12/15/2023 (3)	341,741	342,153
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (3)	374,107	376,815
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	458,826	459,506
Class C, (Series 2018-5), 3.990%, 1/15/2025	254,254	255,651
Class C, (Series 2019-4), 2.510%, 11/17/2025	1,766,745	1,778,424
First Investors Auto Owner Trust, Class A, (Series 2021-1A), 0.450%, 3/16/2026 (3)	439,812	439,570
Santander Drive Auto Receivables Trust:
Class C, (Series 2019-3), 2.490%, 10/15/2025	422,755	424,853
Class C, (Series 2020-4), 1.010%, 1/15/2026	1,500,000	1,504,506
Class D, (Series 2019-2), 3.220%, 7/15/2025	750,000	766,940

Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2020-1), 1.260%, 8/20/2026	700,000	706,183

		9,717,434
Credit Cards — 1.6%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	299,326
World Financial Network Credit Card Master Trust:
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,795,090
Class A, (Series 2019-C), 2.210%, 7/15/2026	895,000	907,807

		3,002,223
Other Financial — 7.7%
Diamond Resorts Owner Trust:
Class A, (Series 2018-1), 3.700%, 1/21/2031 (3)	604,006	621,081
Class A, (Series 2019-1A), 2.890%, 2/20/2032 (3)	1,032,481	1,053,664
MMAF Equipment Finance LLC:
Class A3, (Series 2020-A), 0.970%, 4/9/2027 (3)	2,010,000	1,993,835
Class A4, (Series 2017-B), 2.410%, 11/15/2024 (3)	1,097,439	1,105,050
MVW Owner Trust:
Class A, (Series 2019-2A), 2.220%, 10/20/2038 (3)	2,455,907	2,493,967
Class C, (Series 2018-1A), 3.900%, 1/21/2036 (3)	552,981	566,543
NMEF Funding LLC, Class A2, (Series 2021-A), 0.810%, 12/15/2027 (3)	2,000,000	1,998,262
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (3)	710,907	716,001
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (3)	405,130	405,868
Sierra Timeshare Receivables Funding LLC:
Class A, (Series 2018-2A), 3.500%, 6/20/2035 (3)	1,108,102	1,137,634
Class A, (Series 2021-1A), 0.990%, 11/20/2037 (3)	1,674,778	1,663,799
Westgate Resorts LLC:
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (3)	327,214	329,465
Class B, (Series 2020-1A), 3.963%, 3/20/2034 (3)	773,823	793,625

		14,878,794

Total Asset-Backed Securities (identified cost $27,674,093)		27,598,451
Collateralized Mortgage Obligations — 4.8%

Federal Home Loan Mortgage Corporation — 1.6%

1.250%, 1/25/2045, (Series 5083)	3,167,771	3,116,140

Federal National Mortgage Association — 1.4%
3.000%, 12/25/2032, (Series 2012-148)	2,750,000	2,796,176

Private Sponsor — 1.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.034%, 5/20/2036	65,904	66,209
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	114,984	122,021
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	77,108	76,860
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	155,409	103,867
JP Morgan Mortgage Trust:
Class 3A1, (Series 2007-A2), 2.864%, 4/25/2037 (4)	6,073	5,473
Class A4, (Series 2021-8), 2.500%, 12/25/2051 (3) (4)	930,677	943,434
JPMorgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	15,589	13,928
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.552%, 11/25/2034 (4)	77,956	81,057
OBX Trust, Class 1A3, (Series 2019-EXP2), 4.000%, 6/25/2059 (3) (4)	882,932	905,777
Sequoia Mortgage Trust, Class A1, (Series 2016-3), 3.500%, 11/25/2046 (3) (4)	946,186	957,547
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 2.708%, 12/25/2036 (4)	101,774	101,442

		3,377,615

Total Collateralized Mortgage Obligations (identified cost $9,452,895)		9,289,931
Commercial Mortgage Securities — 2.1%

Private Sponsor — 2.1%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.048%, 11/15/2052	978,787	992,317
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.190% (LIBOR 1 Month + 110 basis points), 12/15/2036 (3) (4)	2,000,000	2,011,011
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	216,202	216,535

WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	839,060	861,312

Total Commercial Mortgage Securities (identified cost $4,037,994)		4,081,175

Corporate Bonds & Notes — 25.0%

Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC, 1.402% (LIBOR 3 Month + 127 basis points), 3/28/2022	1,000,000	998,886
General Motors Financial Co., Inc., 3.450%, 1/14/2022	750,000	750,765
Toyota Motor Credit Corp.:
0.500%, 8/14/2023	1,500,000	1,496,394
3.350%, 1/8/2024	850,000	894,284

		4,140,329
Banks — 11.1%
Bank of America Corp., 0.981% (SOFR + 91 basis points), 9/25/2025 (4)	850,000	840,030
Bank of New York Mellon Corp., 1.600%, 4/24/2025	1,000,000	1,011,189
Cadence Bank, 4.125% (LIBOR 3 Month + 247 basis points), 11/20/2029 (4)	1,250,000	1,306,111
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023	650,000	683,091
Goldman Sachs Group, Inc.:
0.673% (SOFR + 57 basis points), 3/8/2024 (4)	1,000,000	996,820
3.625%, 2/20/2024	1,000,000	1,054,253
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,144,701
JPMorgan Chase & Co.:
0.563% (SOFR + 42 basis points), 2/16/2025 (4)	750,000	742,390
0.969% (SOFR + 58 basis points), 6/23/2025 (4)	1,500,000	1,490,112
KeyBank NA, 0.423% (SOFR + 34 basis points), 1/3/2024 (4)	650,000	648,361
Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/2023	1,000,000	1,049,118
Morgan Stanley, 0.790% (SOFR + 53 basis points), 5/30/2025 (4)	1,000,000	985,549
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,041,823

Royal Bank of Canada:
0.425%, 1/19/2024	1,650,000	1,636,045
0.500%, 10/26/2023	2,000,000	1,988,459
Toronto-Dominion Bank:
0.750%, 6/12/2023	1,000,000	1,001,615
3.250%, 3/11/2024	1,000,000	1,051,921
Truist Bank, 3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (4)	700,000	733,320
Truist Financial Corp., 2.200%, 3/16/2023	1,000,000	1,018,752
U.S. Bancorp, 1.450%, 5/12/2025	1,000,000	1,008,359

		21,432,019
Beverages — 0.5%
PepsiCo, Inc., 0.400%, 10/7/2023	1,000,000	996,445

Cosmetics/Personal Care — 0.4%
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	784,831

Diversified Financial Services — 0.5%
American Express Co., 3.400%, 2/22/2024	1,000,000	1,050,489

Electric — 1.9%
NextEra Energy Capital Holdings, Inc.:
1.950%, 9/1/2022	1,000,000	1,011,520
3.150%, 4/1/2024	650,000	679,528
Southern Co., 0.600%, 2/26/2024	1,000,000	987,784
Xcel Energy, Inc., 0.500%, 10/15/2023	1,000,000	992,868

		3,671,700
Healthcare-Services — 0.7%
UnitedHealth Group, Inc., 2.375%, 8/15/2024	1,200,000	1,245,724

Machinery-Diversified — 1.1%
John Deere Capital Corp.:
0.450%, 1/17/2024	750,000	744,038
0.450%, 6/7/2024	1,400,000	1,383,750

		2,127,788
Media — 0.8%
Walt Disney Co., 1.750%, 8/30/2024	1,500,000	1,526,219

Oil & Gas — 0.5%
Shell International Finance BV, 3.500%, 11/13/2023	1,000,000	1,051,988

Pharmaceuticals — 1.7%
AbbVie, Inc., 3.750%, 11/14/2023	500,000	525,521
Bristol-Myers Squibb Co., 0.537%, 11/13/2023	1,000,000	997,326
CVS Health Corp., 2.625%, 8/15/2024	1,000,000	1,035,057
Johnson & Johnson, 2.625%, 1/15/2025	700,000	732,561

		3,290,465
Retail — 0.7%
McDonald’s Corp., 3.350%, 4/1/2023	1,271,000	1,312,867

Software — 1.4%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,562,487
Oracle Corp., 2.950%, 11/15/2024	1,000,000	1,045,329

		2,607,816
Transportation — 1.6%
Union Pacific Corp., 3.500%, 6/8/2023	1,500,000	1,562,756
United Parcel Service, Inc., 2.200%, 9/1/2024	1,549,000	1,595,215

		3,157,971

Total Corporate Bonds & Notes (identified cost $48,109,164)		48,396,651

U.S. Government & U.S. Government Agency Obligations — 38.8%

Federal National Mortgage Association — 0.2%
0.625%, 4/22/2025	500,000	494,233

Sovereign — 1.6%
0.250%, 6/26/2023	1,250,000	1,246,511
0.750%, 2/24/2026	1,875,000	1,845,450

		3,091,961
U.S. Treasury Bonds & Notes — 37.0%
0.125%, 1/15/2024	4,000,000	3,961,563
0.250%, 5/15/2024	3,000,000	2,968,711
0.250%, 8/31/2025	1,000,000	972,148
0.250%, 9/30/2025	4,000,000	3,886,875
0.375%, 7/15/2024	7,000,000	6,937,109
0.375%, 4/30/2025	2,500,000	2,453,418
0.500%, 11/30/2023	5,000,000	4,997,656
0.625%, 10/15/2024	7,000,000	6,969,375
1.375%, 6/30/2023	7,000,000	7,109,102
1.375%, 1/31/2025	1,500,000	1,523,906
1.500%, 2/28/2023	6,000,000	6,091,875
1.500%, 9/30/2024	6,500,000	6,631,016
1.750%, 5/15/2023	7,000,000	7,142,461
1.750%, 7/31/2024	2,000,000	2,054,609
2.125%, 2/29/2024	1,000,000	1,033,789
2.250%, 4/30/2024	2,500,000	2,594,727
2.750%, 8/31/2023	2,500,000	2,599,707
2.750%, 11/15/2023	1,500,000	1,565,420

		71,493,467

Total U.S. Government & U.S. Government Agency Obligations (identified cost $75,147,074)		75,079,661

U.S. Government Agency-Mortgage Securities — 3.1%

Federal Home Loan Mortgage Corporation — 1.6%
0.400%, 5/24/2024, (Series 0001)	1,000,000	994,113
3.000%, 12/9/2022	2,000,000	2,056,495

		3,050,608
Federal National Mortgage Association — 1.5%
1.500%, 4/1/2031, (MA4308)	1,966,955	1,994,548
2.000%, 12/1/2040, (MA4204)	468,208	474,589
3.500%, 4/1/2026, (AH9345)	33,877	35,835
4.000%, 11/1/2031, (MA0908)	178,906	193,134
5.500%, 11/1/2033	54,994	62,438
5.500%, 2/1/2034	41,321	46,581
5.500%, 8/1/2037	90,292	104,231

		2,911,356
Government National Mortgage Association — 0.0%
7.500%, 8/15/2037, (668905)	11,791	12,142

Total U.S. Government Agency-Mortgage Securities (identified cost $5,934,056)		5,974,106

Short-Term Investments — 6.8%

Mutual Funds — 6.8%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	13,019,187	13,019,187

Total Short-Term Investments (identified cost $13,019,187)		13,019,187

Total Investments — 94.9% (identified cost $183,374,463)		183,439,162

Other Assets and Liabilities — 5.1%		9,945,719

Total Net Assets — 100.0%		$193,384,881

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.9%

Alabama — 2.5%
Black Belt Energy Gas District:
0.958%, (LIBOR 1 Month), 12/1/2048, Call 9/1/2023 (4)	$4,000,000	$4,028,675
4.000%, 10/1/2049, Call 7/1/2026 (4)	11,500,000	13,064,192
City of Birmingham, 4.000%, 3/1/2022 (7)	625,000	630,938
City of Oxford, 0.160%, 9/1/2041, Call 12/1/2021 (4)	1,000,000	1,000,000
Lower Alabama Gas District, 4.000%, 12/1/2050, Call 9/1/2025 (4)	1,400,000	1,566,810
Southeast Energy Authority A Cooperative District, 4.000%, 12/1/2051, Call 9/1/2031 (4)	4,000,000	4,816,879
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,000,000
UAB Medicine Finance Authority:
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,873,818
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,814,325
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,447,210
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,220,098

		38,462,945
Alaska — 0.4%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,090,525
5.000%, 12/1/2027, Call 6/1/2022	310,000	317,474
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,848,300
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,139,320
Borough of Matanuska-Susitna, 5.000%, 11/1/2022	500,000	521,849

		5,917,468
Arizona — 2.7%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,007,892
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (3)	1,290,000	1,399,281
3.750%, 12/15/2029, Call 12/15/2027 (3)	570,000	622,378
4.000%, 7/15/2030, Call 7/15/2028 (3)	625,000	688,730
4.000%, 7/15/2040, Call 7/15/2028 (3)	925,000	1,002,092
4.000%, 7/15/2050, Call 7/15/2028 (3)	1,600,000	1,712,240
5.000%, 3/1/2037, Call 9/1/2027 (3)	1,250,000	1,436,488
5.000%, 7/1/2039, Call 7/1/2029 (3)	780,000	911,537
5.000%, 12/15/2039, Call 12/15/2027 (3)	400,000	460,053
5.000%, 3/1/2042, Call 9/1/2027 (3)	1,000,000	1,137,570
5.000%, 7/1/2049, Call 7/1/2029 (3)	1,400,000	1,610,054
5.000%, 7/15/2049, Call 7/15/2027 (3)	3,350,000	3,843,196
5.000%, 12/15/2049, Call 12/15/2027 (3)	700,000	793,702
5.750%, 7/15/2038, Call 7/15/2026 (3)	1,750,000	2,029,763
Chandler Industrial Development Authority, 5.000%, 6/1/2049, Call 6/3/2024 (4) (5)	5,000,000	5,527,625
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (7)	500,000	624,539
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2036 (7)	530,000	775,181
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,489,388
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 12/31/2021	70,000	70,279
Industrial Development Authority of the City of Phoenix, 5.000%, 7/1/2031, Call 7/1/2026 (3)	3,000,000	3,392,011
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (3)	1,000,000	1,111,080
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,371,678
Maricopa County Industrial Development Authority:

5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,556,197
5.000%, 7/1/2036, Call 7/1/2026	750,000	854,271
5.000%, 7/1/2039, Call 7/1/2029 (3)	1,000,000	1,179,965
5.000%, 7/1/2047, Call 7/1/2026 (3)	1,225,000	1,357,847
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,072,838
5.000%, 7/1/2024	575,000	641,838
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	115,071
Town of Marana, 5.000%, 7/1/2023	450,000	482,777

		41,277,561
Arkansas — 0.5%
Arkansas Development Finance Authority, 5.000%, 2/1/2022	150,000	151,111
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 12/31/2021	120,000	120,277
4.000%, 7/1/2025, Call 12/31/2021	265,000	265,599
Arkansas State University:
4.000%, 3/1/2022	1,140,000	1,150,400
4.000%, 3/1/2023	985,000	1,029,437
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	245,000	245,471
City of Springdale Sales & Use Tax Revenue, 5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,043,424
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	942,244
5.000%, 11/1/2023, Call 11/1/2022	860,000	893,171
University of Arkansas:
5.000%, 12/1/2021	300,000	300,000
5.000%, 12/1/2022	520,000	545,035
5.000%, 12/1/2023, Call 12/1/2022	500,000	523,411
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,133,090

		8,342,670
California — 5.6%
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,547,000
Bay Area Toll Authority, 1.300%, (SIFMA Municipal Swap Index Yield), 4/1/2036, Call 10/1/2026 (4)	5,000,000	5,254,654
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	506,595
0.000%, 8/1/2031	615,000	518,607
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (7)	1,325,000	1,402,678
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,142,379
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,192,326
California Infrastructure & Economic Development Bank, 0.200%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	1,750,000	1,749,912
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,795,259
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,015,960
City of Fairfield, AGC, 0.000%, 4/1/2022	1,205,000	1,203,498
County of San Joaquin, 5.000%, 4/1/2022	350,000	355,385
Duarte Unified School District, 5.125%, 8/1/2026 (7)	585,000	703,589
El Centro Financing Authority, AGM:
5.000%, 10/1/2022	580,000	602,562
5.000%, 10/1/2023	800,000	866,617
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	723,971
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (7)	1,250,000	1,464,788
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	410,626
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,191,587
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,845,000	3,139,764
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,211,051
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,204,001
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	409,624
5.000%, 6/1/2023	400,000	428,218
5.000%, 6/1/2024	775,000	864,190
5.000%, 6/1/2025	425,000	491,203
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	300,037

Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,047,629
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	132,678
Lakeside Union School District/Kern County, AGC:
0.000%, 9/1/2027	5,000	4,745
0.000%, 9/1/2027	290,000	268,065
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 12/31/2021	1,000,000	1,003,604
5.000%, 11/1/2030, Call 12/31/2021	1,750,000	1,755,740
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	667,768
5.000%, 8/1/2025, Call 8/1/2023	760,000	818,422
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (7)	165,000	212,523
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (7)	300,000	365,338
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,072,538
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,409,395
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (5)	1,000,000	1,182,736
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	2,005,429
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	513,999
5.000%, 7/1/2032, Call 7/1/2022	700,000	719,598
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	585,588
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,795,312
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	304,401
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	274,408
5.000%, 12/1/2028, Call 12/1/2025	425,000	496,221
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,166,937
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,333,553
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/1/2045, Call 5/1/2029 (5)	13,500,000	16,560,292
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,536,906
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,415,068
San Miguel Joint Union School District, AGM, 0.000%, 6/15/2022	505,000	503,676
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	342,577
0.000%, 8/1/2031	470,000	402,072
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,335,653
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,545,913
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	2,941,299

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	300,382
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,250,336
Windsor Unified School District, AGM:
0.000%, 8/1/2023	240,000	237,968
0.000%, 8/1/2024, Call 8/1/2023	330,000	312,192
0.000%, 8/1/2025, Call 8/1/2023	270,000	243,121
0.000%, 8/1/2026, Call 8/1/2023	330,000	281,728
0.000%, 8/1/2028, Call 8/1/2023	420,000	321,688

		85,363,579
Colorado — 2.9%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	566,880
5.000%, 12/1/2026, Call 12/1/2024	355,000	404,081
5.000%, 12/1/2027, Call 12/1/2024	500,000	569,128
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,679,385
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,351,197
City & County of Denver Airport System Revenue:
5.000%, 11/15/2030, Call 11/15/2027 (5)	5,010,000	6,100,705
5.000%, 12/1/2048, Call 12/1/2028 (5)	3,000,000	3,625,663
Colorado Bridge Enterprise, 4.000%, 12/31/2028, Call 12/31/2027 (5)	2,760,000	3,203,589
Colorado Health Facilities Authority:
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,298,919
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,165,077

4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,582,442
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,740,921
5.000%, 9/1/2022	750,000	775,701
5.000%, 12/1/2023	215,000	234,139
5.000%, 2/1/2024	420,000	456,625
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,221,151
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2021	725,000	725,000
5.000%, 12/1/2022	1,185,000	1,242,295

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,572,061
E-470 Public Highway Authority, 0.384%, (SOFR), 9/1/2039, Call 6/1/2024 (4)	2,000,000	2,004,628
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,178,912

		44,698,499
Connecticut — 2.0%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	318,037
5.000%, 8/1/2023	1,765,000	1,900,677
5.000%, 2/1/2024	650,000	714,082
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,230,000	2,437,908
3.600%, 11/15/2030, Call 11/15/2024	305,000	317,986
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	6,290,875
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,236,024
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,552,163
5.000%, 4/15/2028	1,250,000	1,568,873
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,463,264
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,621,126
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,344,506
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,792,897
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,852,484

		31,410,902
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,030,062
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	554,431
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,095,537

		5,680,030
District of Columbia — 0.7%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,929,309
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,266,293
5.000%, 12/1/2036, Call 12/1/2021	165,000	165,000
5.000%, 12/1/2036, Call 12/1/2021	335,000	335,000
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,555,459
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,132,895
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,816,239

		10,200,195
Florida — 5.2%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,556,911
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,232,819
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,981,946
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2021	2,000,000	2,000,000
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,609,364
City of North Port, BAM, 5.000%, 7/1/2022	200,000	205,516
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,749,359
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	525,422
5.000%, 12/1/2027, Call 12/1/2025	400,000	464,502

Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	570,102
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (5)	740,000	780,649
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (5)	750,000	869,114
5.000%, 10/1/2031, Call 10/1/2025 (5)	1,000,000	1,149,414
County of Escambia, 0.050%, 4/1/2039, Call 12/01/2021 (4)	1,500,000	1,500,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,080,200
County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029 (5)	1,000,000	1,142,309
5.000%, 10/1/2025, Call 10/1/2024	800,000	900,951
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,319,282
5.250%, 10/1/2029, Call 10/1/2023	100,000	109,110
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	5,832,793
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,633,614
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 12/21/2021	110,000	110,188
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,220,000	1,327,951
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,805,849
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,532,233
JPMorgan Chase Putters/Drivers Trust, 0.220%, 2/16/2022 (3) (4)	5,000,000	5,000,000
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,783,891

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,270,039
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,211,032
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,147,000
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,145,337
5.000%, 11/15/2042, Call 11/15/2027	250,000	302,979
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	755,000	853,612
5.000%, 1/1/2039, Call 1/1/2025	300,000	332,671
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,100,881
Putnam County Development Authority, 0.050%, 9/1/2024, Call 12/1/2021 (4)	2,300,000	2,300,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	828,367
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,029,437
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,208,669
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,125,045
St. Johns County Industrial Development Authority:
4.000%, 12/15/2041, Call 12/15/2027	500,000	549,031
4.000%, 12/15/2046, Call 12/15/2027	500,000	546,081
4.000%, 12/15/2050, Call 12/15/2027	500,000	543,442
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 12/31/2021	2,500,000	2,509,569
Town of Davie, 5.000%, 4/1/2022	830,000	843,233
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	677,314
5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,186,293

		79,483,521
Georgia — 5.5%
Bartow County Development Authority, 1.550%, 8/1/2043 (4)	2,000,000	2,017,819
Burke County Development Authority:
2.250%, 10/1/2032 (4)	3,000,000	3,081,436
2.925%, 11/1/2048 (4)	4,250,000	4,478,846
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,094,305
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,733,025
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,092,335
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,091,461
City of Atlanta Water & Wastewater Revenue, 5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,686,138
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	350,000	367,090

Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,284,774

Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	585,000	604,336
5.000%, 3/1/2037, Call 3/1/2027	500,000	507,565
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,936,106
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,159,570
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,798,178
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,396,408
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,578,066
Main Street Natural Gas, Inc.:
0.620%, (SIFMA Municipal Swap Index Yield), 8/1/2048, Call 9/1/2023 (4)	10,000,000	10,093,046
0.808%, (LIBOR 1 Month), 4/1/2048, Call 6/1/2023 (4)	11,500,000	11,555,754
0.888%, (LIBOR 1 Month), 8/1/2048, Call 9/1/2023 (4)	500,000	503,848
4.000%, 8/1/2049, Call 9/1/2024 (4)	6,000,000	6,598,167
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,445,611
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,979,623
Monroe County Development Authority, 2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,124,779
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	839,329
5.000%, 1/1/2024	1,000,000	1,092,554
5.000%, 1/1/2025, Call 1/1/2024	700,000	763,452
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,043

Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,000,000

		84,930,664
Guam — 0.2%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,526,270
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,163,932

		2,690,202
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	519,964
5.000%, 10/1/2023	500,000	543,078

		1,063,042
Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,084,709

Illinois — 19.8%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,817,820
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,787,645
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,481,709
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,816,977
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	362,227
5.250%, 12/1/2021	1,000,000	1,000,000
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	740,564
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,948,901
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (5)	1,500,000	1,698,251
5.000%, 1/1/2031, Call 1/1/2025 (5)	1,000,000	1,120,756
5.000%, 1/1/2037, Call 1/1/2029 (5)	1,200,000	1,468,248
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,734,241
5.000%, 1/1/2038, Call 1/1/2029 (5)	4,250,000	5,192,324
5.000%, 1/1/2039, Call 1/1/2029 (5)	1,250,000	1,524,634
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,064,115
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,713,836
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,053,415
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,136,879

Chicago Transit Authority:
4.000%, 12/1/2050, Call 12/1/2029	3,000,000	3,455,762
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,555,093
City of Chicago:
5.000%, 1/1/2028	6,000,000	7,306,360
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	11,503,886
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	14,270,771
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,543,324
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	12,403,304
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,203,566
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,387,790
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,944,993
5.000%, 1/1/2039, Call 1/1/2025	500,000	561,838
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,327,776
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,012,375
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,204,950
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,202,020
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,198,295
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 12/31/2021	60,000	60,240
City of Springfield, 5.000%, 12/1/2022	905,000	946,705
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,137,818
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,136,088
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	252,593
0.000%, 12/1/2029, Call 12/1/2024	400,000	304,747
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	819,895
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,032,361
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	850,000
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,481,355
0.000%, 12/1/2029	2,580,000	2,192,051
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,970,657
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,112,600
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,264,141
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,403,216
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,486,661
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,763,500
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,282,489
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,092,261
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,892,276
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,730,668
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	872,316
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	669,269
Illinois Finance Authority:
4.000%, 10/1/2040, Call 10/1/2030	500,000	578,952
5.000%, 5/15/2023	445,000	470,474
5.000%, 11/15/2023, Call 11/15/2022	215,000	224,437
5.000%, 8/15/2024	250,000	279,204
5.000%, 5/15/2025	820,000	892,706
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,160,606
5.000%, 11/15/2027, Call 11/15/2025	500,000	579,668
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,149,369
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,357,020
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,172,292
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	6,100,924
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,973,122
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,152,776
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,529,979

Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	297,665	304,944
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,051,062
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,050,838
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,169,009
5.000%, 1/1/2031, Call 1/1/2029	500,000	631,065
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,075,842
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,388,803
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	348,889
0.000%, 1/1/2023	650,000	645,845
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,050,167
5.000%, 1/1/2024	1,000,000	1,092,117
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,552,365
5.250%, 1/1/2033, Call 1/1/2023	900,000	947,373
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	485,601
0.000%, 12/1/2028	335,000	293,933
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	479,092
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	491,037
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 5.000%, 1/1/2022	895,000	898,238
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,770
0.000%, 12/15/2023	835,000	819,744
0.000%, 6/15/2024	1,000,000	975,519
5.700%, 6/15/2023	1,710,000	1,848,145
5.700%, 6/15/2023	1,820,000	1,964,947
Northern Illinois University, BAM:
5.000%, 4/1/2025	425,000	483,543
5.000%, 10/1/2027	350,000	425,029
5.000%, 10/1/2028	325,000	403,572
5.000%, 10/1/2029	300,000	379,836
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,352,765
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,233,605
5.000%, 1/1/2030	2,000,000	2,577,509
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,778,435
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,450,106
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,241,118
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	955,808
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,336,022
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,066,631
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,548,310
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,776,508
5.000%, 4/1/2024, Call 4/1/2023	500,000	530,488
5.000%, 2/1/2026	7,000,000	8,164,944
5.000%, 6/1/2026	5,000,000	5,879,841
5.000%, 10/1/2027	2,300,000	2,779,842
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,948,564
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	6,142,843
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,177,653
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	6,050,447
5.000%, 3/1/2035, Call 3/1/2031	750,000	954,606
5.000%, 3/1/2036, Call 3/1/2031	500,000	634,620
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	5,111,111
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,562,176
6.500%, 6/15/2022	70,000	72,356

State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,402,824
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	217,557
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2022	250,000	223,840
0.000%, 3/1/2026, Call 3/1/2022	1,280,000	1,025,857
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	576,004
5.000%, 6/1/2029, Call 6/1/2025	600,000	687,609
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,304,315
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,649,919
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,083,886
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	742,420
Will County Community Unit School District No 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2022	10,000	9,971
0.000%, 11/1/2022	180,000	178,918
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2022	60,000	59,770
Will County School District No 114 Manhattan, NATL-RE:
0.000%, 12/1/2023	315,000	312,071
0.000%, 12/1/2023	1,285,000	1,257,295
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,736,722
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,868,237

		305,059,929
Indiana — 1.7%
City of Boonville, 2.600%, 1/1/2023, Call 12/31/2021	950,000	950,864
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,260,286
City of Whiting, 5.000%, 12/1/2044 (4) (5)	2,200,000	2,624,506
Frankfort High School Elementary School Building Corp., SAW, 5.000%, 7/15/2025	115,000	132,523
Franklin Township-Marion County Multiple School Building Corp., SAW, 5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,703,063
Indiana Bond Bank, 0.710%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (4)	1,650,000	1,650,470
Indiana Finance Authority:
3.000%, 11/1/2030	1,000,000	1,067,220
3.000%, 11/1/2030	2,000,000	2,134,441
5.000%, 10/1/2022	300,000	311,901
5.000%, 10/1/2023	400,000	434,231
5.000%, 10/1/2024, Call 10/1/2023	275,000	298,534
5.000%, 5/1/2029, Call 5/1/2022	130,000	132,584
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,014,320
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,295,381
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,884,718
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	514,694
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	294,441
5.000%, 1/15/2024	215,000	235,492
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,325,661

		26,265,330
Iowa — 0.6%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,224,673
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,572,676
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,134,322
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,345,812
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,495,831

		9,773,314
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,035,976

Kentucky — 1.6%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,122,995
5.000%, 9/1/2025	1,250,000	1,452,851
Kentucky Economic Development Finance Authority, 5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,169,672
Kentucky Public Energy Authority, 1.178%, (LIBOR 1 Month), 12/1/2049, Call 3/1/2025 (4)	7,000,000	7,139,599
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,546,074
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,158,864
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,402,082
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,218,344

		24,210,481
Louisiana — 0.5%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,311,995
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,434,677
Louisiana Public Facilities Authority, 5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,962,042
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	858,271
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	768,117
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	45,000	45,000

		8,380,102
Maine — 0.3%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	307,917
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,248,582

		4,556,499
Maryland — 0.2%
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 12/31/2021	655,000	660,545
5.125%, 7/1/2037, Call 12/31/2021	3,110,000	3,136,898

		3,797,443
Massachusetts — 1.1%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,071,736
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,408,628
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,129,919
5.000%, 7/1/2027, Call 7/1/2025	125,000	143,916
5.000%, 7/1/2029, Call 1/1/2029	750,000	938,730
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,480,943
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,586,480
5.000%, 10/1/2037, Call 10/1/2022 (3)	500,000	541,066
5.000%, 6/1/2039, Call 6/1/2029	750,000	922,702
5.000%, 10/1/2047, Call 10/1/2022 (3)	500,000	540,134
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (5)	215,000	219,834
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (5)	580,000	586,022
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	842,775

		16,412,885
Michigan — 3.0%
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	715,060
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,446,082
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	691,705
5.000%, 5/1/2026	500,000	595,660
Charter Township of Northville, 4.000%, 4/1/2022	240,000	243,070
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,489
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2022	290,000	300,661
5.000%, 10/1/2023	250,000	269,050

5.000%, 10/1/2024	300,000	335,783
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	360,223
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,223,600
5.000%, 5/1/2025	1,000,000	1,149,535
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2022	1,000,000	1,019,963
5.000%, 5/1/2025	1,700,000	1,958,580
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,623,817
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	230,789
5.000%, 5/1/2027, Call 5/1/2025	230,000	264,984
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,016,858
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,536,861
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,046,856
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,666,141
5.000%, 7/1/2026, Call 7/1/2025	175,000	202,629
5.000%, 7/1/2027, Call 7/1/2025	600,000	693,341
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,094,865
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,722,985
5.000%, 7/1/2034, Call 7/1/2025	500,000	572,800
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,230,825
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,182,057
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,674,360
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,675,595
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,395,000	3,701,717
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028 (5)	3,400,000	4,083,536
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	222,287
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	70,000	71,400
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (5)	3,000,000	3,490,340
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,460,218

		46,797,722
Minnesota — 0.3%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,193,043

Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	310,590	314,564
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	237,762	238,123
3.500%, 7/1/2050, Call 7/1/2029	2,340,000	2,542,686
3.900%, 7/1/2030, Call 1/1/2022	175,000	175,297

		4,463,713
Mississippi — 0.9%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,209,773
Mississippi Development Bank:
3.125%, 10/1/2023	105,000	108,533
5.000%, 10/1/2023	1,465,000	1,552,870
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,204,708
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,729,579
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,264,546
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	140,874
State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,202,229

		14,413,112
Missouri — 1.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,160,400
City of Kansas City:
5.000%, 9/1/2023, Call 12/31/2021	300,000	301,124
5.000%, 10/1/2026, Call 10/1/2025	120,000	139,824
5.000%, 10/1/2028, Call 10/1/2025	115,000	133,370

5.000%, 9/1/2032, Call 12/31/2021	1,000,000	1,003,659
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,292,274
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	3,074,425
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,839,753
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,511,940
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,316,151
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029 (5)	2,000,000	2,425,923
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,193,484
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,586,324
Missouri Development Finance Board, 5.000%, 3/1/2029, Call 3/1/2028	1,365,000	1,633,971
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,122,774

		29,735,396
Nebraska — 0.2%
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,003,882
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	841,574
5.000%, 5/1/2027, Call 5/1/2022	585,000	596,753
5.000%, 5/1/2028, Call 5/1/2022	550,000	561,050
5.000%, 5/1/2029, Call 5/1/2022	660,000	673,259

		3,676,518
Nevada — 1.1%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,070,389
City of Sparks NV, 2.500%, 6/15/2024 (3)	485,000	492,809
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,337,844
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,112,956
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,896,271
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,235,720
State of Nevada Department of Business & Industry, 0.250%, 1/1/2050, Call 2/1/2022 (3) (4) (5)	2,000,000	2,000,065

		16,146,054
New Hampshire — 0.4%
New Hampshire Business Finance Authority:
2.150%, 7/1/2027, Call 4/2/2024 (4) (5)	4,000,000	4,136,816
4.000%, 1/1/2027, Call 1/1/2026	245,000	275,108
4.000%, 1/1/2028, Call 1/1/2026	285,000	319,317
4.000%, 1/1/2029, Call 1/1/2026	295,000	328,895
4.000%, 1/1/2030, Call 1/1/2026	280,000	310,873
4.000%, 1/1/2031, Call 1/1/2026	290,000	321,001
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	290,000	290,724

		5,982,734
New Jersey — 3.6%
New Jersey Economic Development Authority:
5.000%, 6/15/2025	400,000	459,529
5.000%, 6/15/2026	555,000	657,535
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	3,055,309
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,138,117
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,803,926
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,902,894
5.000%, 6/15/2022	500,000	512,633
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,173,628
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,170,825
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,642,056
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,761,603
5.250%, 12/15/2023	240,000	263,489
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,127,828
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,076,697
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,039,084
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	431,242

New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	565,920
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,537,255
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,691,645
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,364,990
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,439,825
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,824,748
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,922,552

		55,563,330
New Mexico — 0.7%
City of Santa Fe:
2.625%, 5/15/2025, Call 12/31/2021	750,000	750,821
4.000%, 6/1/2025, Call 6/1/2022	655,000	667,107
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,515,372
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 12/13/2021	550,000	550,443
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,757,471
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	403,599	412,327
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.350%, 3/1/2030, Call 12/31/2021	535,000	536,543

		10,190,084
New York — 7.2%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	163,321
5.000%, 12/1/2024	200,000	225,793
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,108,753
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,490,567
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,129,541
City of New York:
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,023,826
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,376,719
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,759,280
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,129,964
East Ramapo Central School District, SAW, 1.250%, 5/5/2022	2,000,000	2,006,891
Long Island Power Authority, 0.810%, (LIBOR 1 Month), 5/1/2033, Call 10/1/2022 (4)	5,000,000	5,014,492
Metropolitan Transportation Authority:
0.500%, (SIFMA Municipal Swap Index Yield), 11/15/2044 (4)	1,000,000	1,001,728
5.000%, 5/15/2022	3,040,000	3,104,736
5.000%, 9/1/2022	8,930,000	9,241,609
5.000%, 2/1/2023	9,930,000	10,462,217
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,186,908
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,712,010
5.000%, 11/15/2048 (4)	800,000	898,495
Metropolitan Transportation Authority, AGM, 0.584%, (SOFR), 11/1/2032, Call 1/1/2024 (4)	2,250,000	2,252,337
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	5,966,352
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,153,210
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,761,599
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,962,667
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,848,892
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	557,981
5.000%, 6/15/2029, Call 6/15/2024	600,000	669,416
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,658,744
5.000%, 12/1/2035, Call 6/1/2027 (3)	500,000	594,565
5.000%, 12/1/2037, Call 6/1/2027 (3)	500,000	593,096
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,159,756
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,060,486

New York Transportation Development Corp.:
4.375%, 10/1/2045, Call 10/1/2030 (5)	1,500,000	1,736,657
5.000%, 12/1/2030 (5)	350,000	446,565
5.000%, 12/1/2031, Call 12/1/2030 (5)	400,000	508,686
5.000%, 12/1/2032, Call 12/1/2030 (5)	300,000	380,736
5.000%, 12/1/2033, Call 12/1/2030 (5)	450,000	570,155
5.000%, 12/1/2034, Call 12/1/2030 (5)	450,000	568,913
5.000%, 10/1/2035, Call 10/1/2030 (5)	6,000,000	7,455,752
5.000%, 12/1/2035, Call 12/1/2030 (5)	300,000	377,933
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (5)	2,500,000	2,707,773

Triborough Bridge & Tunnel Authority, 0.414%, (SOFR), 1/1/2032, Call 11/1/2023 (4)	2,000,000	2,002,191
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,186,926
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,161,091

		110,379,329
North Carolina — 0.7%
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,487,406
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,759,505
North Carolina Medical Care Commission:
4.000%, 10/1/2045, Call 10/1/2027	660,000	744,319
5.000%, 6/1/2027, Call 6/1/2022	500,000	512,111
5.000%, 10/1/2045, Call 10/1/2027	1,500,000	1,796,686
North Carolina Turnpike Authority:
5.000%, 7/1/2047, Call 7/1/2026	750,000	850,411
5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,828,348
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,175,313

		10,154,099
North Dakota — 0.7%
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,000,000
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,985,025
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,935,444
North Dakota Public Finance Authority:
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,310,747
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,205,920

		10,437,136
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,262,669
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2022, Call 12/31/2021	2,320,000	2,329,025
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	3,915,380
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,003,944
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,275,008
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	478,446
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,118,108
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,175,313
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,381,829
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	534,543
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,077,088
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,077,088
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	390,213
0.000%, 12/1/2025	600,000	576,228
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,135,640
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,326,074
5.000%, 5/15/2031, Call 5/15/2023	405,000	432,467
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	975,000
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,717,444

Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,333,077
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,170,489
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,734,371
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	715,000
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,550,000
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,660,000
New Albany Community Authority:
5.000%, 10/1/2022	1,000,000	1,039,757
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,147,779
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	240,693
5.000%, 12/1/2028, Call 12/1/2023	365,000	399,332
5.000%, 12/1/2029, Call 12/1/2023	500,000	547,030
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2021	795,000	795,000
4.000%, 12/1/2022	845,000	875,536
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,406,699
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	230,425
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,126,577
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,020,891

		49,174,163
Oklahoma — 0.5%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,069,305
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (5)	1,405,000	1,500,826
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	3,129,807
5.250%, 11/15/2045, Call 11/15/2025	250,000	281,872

		6,981,810
Oregon — 0.5%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,024,334
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	712,167
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,985,953
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2022	505,000	522,500
Oregon State Business Development Commission, 5.000%, 3/1/2049 (4) (5)	1,000,000	1,011,262
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 12/31/2021	3,000,000	3,046,429
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 12/23/2021 (5)	80,000	80,077

		8,382,722
Pennsylvania — 4.6%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	585,090
4.000%, 7/15/2039, Call 7/15/2029	500,000	584,035
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,216,068
5.000%, 5/15/2038, Call 5/15/2025	255,000	285,067
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,814,202
5.000%, 5/15/2043, Call 5/15/2025	350,000	389,148
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,852,520
Berks County Municipal Authority, 5.000%, 2/1/2040, Call 8/1/2029 (4)	5,985,000	6,988,798
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,397,751
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	500,000
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,224,920
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,527,266
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,219,339
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,217,735
Delaware County Industrial Development Authority, 0.050%, 9/1/2045, Call 12/1/2021 (4)	16,600,000	16,600,000
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,367,083
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,995,327
Lancaster County Hospital Authority, 5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,124,129

Lancaster Industrial Development Authority, 5.000%, 5/1/2022	430,000	438,582
Lehigh County Industrial Development Authority, 1.800%, 2/15/2027 (4)	1,100,000	1,110,182
Montgomery County Higher Education & Health Authority, 4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,142,447
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	5,064,800
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,134,414
Pennsylvania Economic Development Financing Authority, AGM, 5.000%, 1/1/2022	305,000	306,103
Pennsylvania Turnpike Commission:
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,410,599
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,515,794
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,266,059
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,259,927
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,503,316
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,652,968
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,036,038

		70,729,707
Rhode Island — 0.3%
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/31/2021 (5)	2,885,000	2,893,237
4.250%, 12/1/2025, Call 12/31/2021 (5)	395,000	396,107
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	860,277
4.000%, 3/15/2026, Call 3/15/2024	460,000	496,474

		4,646,095
South Carolina — 1.6%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	732,987
5.250%, 1/1/2028, Call 1/1/2022	475,000	476,943
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	499,289
5.000%, 10/1/2026, Call 10/1/2022	400,000	415,961
County of Florence, 5.000%, 11/1/2031, Call 11/1/2024	360,000	403,337
Patriots Energy Group Financing Agency:
0.918%, (LIBOR 1 Month), 10/1/2048, Call 11/1/2023 (4)	8,000,000	8,075,110
4.000%, 10/1/2048, Call 11/1/2023 (4)	2,500,000	2,677,166
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 12/1/2021	450,000	450,000
5.750%, 1/1/2034, Call 12/1/2021	1,000,000	1,000,000
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,783,535
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,171,468
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,913,522
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (7)	1,500,000	1,589,624

		24,188,942
South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	505,000	526,488
5.000%, 11/1/2022	715,000	745,974
5.000%, 11/1/2023	625,000	680,434
5.000%, 11/1/2024	650,000	735,900
5.000%, 11/1/2025, Call 11/1/2024	600,000	677,984
5.000%, 9/1/2027, Call 9/1/2024	720,000	791,791
South Dakota Health & Educational Facilities Authority, SAW:
5.000%, 8/1/2023	375,000	404,023
5.000%, 8/1/2024	195,000	218,632
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,060,000	2,100,745

		6,881,971
Tennessee — 1.1%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,891,038
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,189,607
Metropolitan Nashville Airport Authority:

4.000%, 7/1/2049, Call 7/1/2030 (5)	1,250,000	1,432,744
5.000%, 7/1/2044, Call 7/1/2030 (5)	500,000	622,842
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,589,314
5.000%, 5/1/2052, Call 8/1/2031 (4)	1,000,000	1,294,294
5.250%, 9/1/2022	250,000	259,014

		17,278,853

Texas — 5.1%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,101,985
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,233,075
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,534,192
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	966,218
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,163,899
5.000%, 9/1/2027, Call 9/1/2025	600,000	696,399
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,158,246
City of Houston Airport System Revenue, 5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,712,365
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	279,133
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	252,850
5.000%, 10/1/2027, Call 10/1/2024	240,000	269,202
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	623,882
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,268,908
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	783,401
5.000%, 8/15/2027, Call 8/15/2025	545,000	631,437
5.000%, 8/15/2028, Call 8/15/2025	835,000	965,769
5.000%, 8/15/2029, Call 8/15/2025	335,000	387,464
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,445,761
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,028,609
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,438,849
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,040,078
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,144,473
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,043,320
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,172,966
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,309,489
Fort Bend Independent School District, PSF, 1.950%, 8/1/2049 (4)	1,125,000	1,137,103
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,235,699
5.000%, 8/15/2028	1,000,000	1,268,502
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (7)	1,000,000	1,159,843
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,485,138
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,563,030
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	454,574
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,301,451
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	801,002
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,558,648
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	974,608
5.000%, 8/15/2036, Call 12/9/2021 (3)	1,700,000	1,704,324
5.125%, 8/15/2047, Call 12/9/2021 (3)	1,260,000	1,263,288
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	475,077
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,178,198
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,377,921
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	6,080,474
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,116,532

San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 12/31/2021	500,000	501,908
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,196,315
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,590,205
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,503,734
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,294,120
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,458,956
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	700,000	812,643
5.000%, 12/15/2030	1,900,000	2,424,143
5.000%, 12/15/2031	1,350,000	1,752,576
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,098,661
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,614,813

		78,035,456
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (3)	2,320,000	2,621,631
5.000%, 9/1/2033, Call 9/1/2025 (3)	1,000,000	1,129,382

		3,751,013
Utah — 0.3%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	331,364
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,564,215
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,311,384
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	523,445

		4,730,408
Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	310,000	325,984

Virginia — 0.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	514,390
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,121,704
Henrico County Economic Development Authority, AGM, 0.071%, 8/23/2027, Call 12/1/2021 (4) (6)	50,000	49,875
Stafford County Economic Development Authority, 5.000%, 6/15/2030, Call 6/15/2026	700,000	819,844
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,651,636
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022 (5)	2,500,000	2,508,908

		7,666,357
Washington — 2.0%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	207,159
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,053,827
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 12/31/2021	350,000	354,468
5.500%, 12/1/2028, Call 12/31/2021	1,000,000	1,005,037
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,778,784
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,216,154
Port of Bellingham, 5.250%, 12/1/2022, Call 12/21/2021	1,060,000	1,062,715
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029 (5)	1,000,000	1,133,148
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,232,930
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	650,000
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	779,754
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 12/31/2021 (3)	1,000,000	1,000,871
5.000%, 1/1/2029, Call 1/1/2026 (3)	840,000	977,588
5.000%, 1/1/2036, Call 1/1/2025 (3)	2,125,000	2,326,898
5.000%, 1/1/2038, Call 1/1/2026 (3)	2,000,000	2,290,425
5.000%, 1/1/2044, Call 7/1/2026 (3)	1,000,000	1,124,520
5.000%, 1/1/2049, Call 7/1/2026 (3)	1,000,000	1,121,276

Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	759,156
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	867,543
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,081,537

		31,023,790
West Virginia — 0.4%
West Virginia Hospital Finance Authority:
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,347,683
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,115,974

		6,463,657
Wisconsin — 2.7%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	107,856
Public Finance Authority:
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	2,196,167
5.000%, 11/15/2029	2,500,000	3,033,840
5.000%, 11/15/2030	1,620,000	1,992,741
5.000%, 7/1/2037, Call 7/1/2024	820,000	888,836
5.000%, 11/15/2041, Call 11/15/2027	250,000	303,458
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,076,603
5.125%, 7/15/2037, Call 7/15/2027 (3)	2,500,000	2,833,572
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	812,828
5.000%, 3/1/2023, Call 12/31/2021	2,000,000	2,007,658
5.000%, 5/1/2027, Call 5/1/2022	25,000	25,499
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,611,743
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,539,622
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,461,316
Wisconsin Center District, AGM:
5.250%, 12/15/2023	265,000	275,893
5.250%, 12/15/2023	145,000	155,419
5.250%, 12/15/2027	420,000	502,634
5.250%, 12/15/2027	1,510,000	1,797,934
Wisconsin Health & Educational Facilities Authority:
5.000%, 10/1/2022	750,000	779,175
5.000%, 12/15/2022	500,000	524,452
5.000%, 12/15/2023	500,000	546,511
5.000%, 12/15/2024	500,000	567,496
5.000%, 3/1/2025, Call 3/1/2024	315,000	335,945
5.000%, 8/15/2027, Call 8/15/2022	500,000	516,931
5.000%, 12/15/2028, Call 12/15/2024	100,000	113,143
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,757,567
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,724,531
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,022,230
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,169,313
5.125%, 4/15/2031, Call 4/15/2023	250,000	266,511

		41,947,424

Total Municipals (identified cost $1,400,489,427)		1,520,245,525

Short-Term Investments — 0.0%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.030%, dated 11/30/2021, to be repurchased at $281,104 on 11/30/2021, collateralized by a U.S. Government Treasury Obligation with a maturity of 05/31/2027, with a fair value of $286,729.	281,104	281,104

Total Short-Term Investments (identified cost $281,104)		281,104

Total Investments — 98.9% (identified cost $1,400,770,531)		1,520,526,629

Other Assets and Liabilities — 1.1%	17,454,690

Total Net Assets — 100.0%	$1,537,981,319

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities — 0.1%

Federal Home Loan Mortgage Corporation — 0.1%
0.352% (LIBOR 1 Month + 26 basis points), 8/25/2031, (Series T-32) (4)	$116,229	$113,759

Total Asset-Backed Securities (identified cost $116,229)		113,759
Collateralized Mortgage Obligations — 8.3%

Federal National Mortgage Association — 0.1%
0.492% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (4)	63,338	63,724
4.000%, 3/25/2041, (Series 2012-21)	78,714	81,994

		145,718
Private Sponsor — 6.0%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	406,072	428,762
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	114,984	122,021
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.041%, 7/25/2037 (4)	203,024	187,903
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	231,323	230,580
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 6/25/2036	237	143
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.742% (LIBOR 1 Month + 265 basis points), 1/25/2049 (3) (4)	886,694	898,434
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.398%, 4/25/2051 (3) (4)	1,000,000	1,116,517
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (3) (4)	1,000,000	1,096,469
Class C, (Series 2018-K77), 4.302%, 5/25/2051 (3) (4)	1,000,000	1,072,644
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	36,872	43,965
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.552%, 11/25/2034 (4)	143,827	149,548
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	483,131	391,423
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	211,606	204,685
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.592%, 12/25/2034 (4)	221,163	217,206
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 2.708%, 12/25/2036 (4)	269,091	268,212
Class A1, (Series 2007-15), 6.000%, 11/25/2037	199,872	197,254
Class A6, (Series 2007-7), 6.000%, 6/25/2037	106,436	104,290

		6,730,056
WL Collateral CMO — 2.2%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.300% (SOFR30A + 225 basis points), 8/25/2033 (3) (4)	2,000,000	2,015,805

Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.442% (LIBOR 1 Month + 435 basis points), 5/25/2029 (4)	483,039	502,921

		2,518,726

Total Collateralized Mortgage Obligations (identified cost $9,075,270)		9,394,500
Commercial Mortgage Securities — 7.2%

Private Sponsor — 7.2%
BANK, Class D, (Series 2018-BN11), 3.000%, 3/15/2061 (3)	850,000	778,639

Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.241%, 10/10/2046 (3) (4)	500,000	317,500

CSAIL Commercial Mortgage Trust, Class B, (Series 2015-C3), 4.265%, 8/15/2048 (4)	500,000	518,038

GS Mortgage Securities Trust:
Class B, (Series 2014-GC24), 4.648%, 9/10/2047 (4)	250,000	256,495
Class D, (Series 2013-GC16), 5.488%, 11/10/2046 (3) (4)	300,000	303,058
JPMorgan Chase Commercial Mortgage Securities Trust, Class D, (Series 2012-C6), 5.310%, 5/15/2045 (4)	750,000	729,910
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, (Series 2016-C29), 4.892%, 5/15/2049 (4)	1,000,000	1,036,943
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	779,724
Class C, (Series 2016-C36), 4.311%, 11/15/2059 (4)	2,000,000	1,767,461
WFRBS Commercial Mortgage Trust:
Class D, (Series 2013-C16), 5.168%, 9/15/2046 (3) (4)	1,000,000	964,849
Class D, (Series 2014-C25), 3.803%, 11/15/2047 (3) (4)	750,000	708,804

Total Commercial Mortgage Securities (identified cost $8,187,728)		8,161,421

Corporate Bonds & Notes — 74.2%

Aerospace/Defense — 1.9%
Boeing Co., 4.875%, 5/1/2025	350,000	383,971
Embraer Netherlands Finance BV, 6.950%, 1/17/2028 (3)	300,000	325,481
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	285,335
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (3)	250,000	261,849
TransDigm, Inc.:
4.625%, 1/15/2029	350,000	336,563
5.500%, 11/15/2027	500,000	505,442

		2,098,641
Agriculture — 1.5%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	636,453
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	535,274
Vector Group Ltd., 5.750%, 2/1/2029 (3)	550,000	523,968

		1,695,695
Airlines — 1.5%
American Airlines, Inc., 11.750%, 7/15/2025 (3)	500,000	607,500
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 5/15/2034 (3)	172,257	186,432
Delta Air Lines, Inc.:
2.900%, 10/28/2024	500,000	504,400
3.750%, 10/28/2029	150,000	147,107
United Airlines Pass Through Trust, 5.875%, 10/15/2027	270,990	296,617

		1,742,056
Auto Manufacturers — 0.8%
Ford Motor Co., 4.750%, 1/15/2043	500,000	535,962
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (3)	350,000	354,900

		890,862
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	250,000	267,425
Dana, Inc. , 4.250%, 9/1/2030	500,000	497,817
Tenneco, Inc., 7.875%, 1/15/2029 (3)	300,000	321,119

		1,086,361
Banks — 5.0%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (3)	1,000,000	1,066,725
Banco Santander SA, 2.749%, 12/3/2030	450,000	440,689
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (4)	675,000	712,912
BBVA Bancomer SA, 1.875%, 9/18/2025 (3)	400,000	398,786
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (3)	500,000	502,041
CIT Group, Inc., 3.929% (SOFR + 383 basis points), 6/19/2024 (4)	500,000	515,937
Deutsche Bank AG, 3.729% (SOFR + 276 basis points), 1/14/2032 (4)	575,000	586,569
Freedom Mortgage Corp., 6.625%, 1/15/2027 (3)	750,000	704,766
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (4)	350,000	346,186
2.525% (SOFR + 151 basis points), 11/19/2041 (4)	350,000	333,178

		5,607,789

Beverages — 0.7%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	840,028

Building Materials — 1.0%
Builders FirstSource, Inc., 4.250%, 2/1/2032 (3)	375,000	377,222
Cemex SAB de C.V., 7.375%, 6/5/2027 (3)	350,000	383,946
Cemex SAB de C.V.,, 3.875%, 7/11/2031 (3)	350,000	341,243

		1,102,411
Chemicals — 2.3%
Ashland LLC, 3.375%, 9/1/2031 (3)	750,000	734,385
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (3)	500,000	508,525
Chemours Co., 5.750%, 11/15/2028 (3)	550,000	564,677
OCP SA, 4.500%, 10/22/2025 (3)	750,000	791,436

		2,599,023
Commercial Services — 4.1%
Alta Equipment Group, Inc., 5.625%, 4/15/2026 (3)	750,000	767,872
CoreCivic, Inc., 8.250%, 4/15/2026	750,000	773,621
Element Fleet Management Corp., 3.850%, 6/15/2025 (3)	350,000	374,828
Gartner, Inc., 3.625%, 6/15/2029 (3)	500,000	497,660
Howard University, 2.801%, 10/1/2023	250,000	256,283
Prime Security Services Borrower LLC, 3.375%, 8/31/2027 (3)	500,000	473,848
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 4/15/2026 (3)	615,000	651,765
United Rentals North America, Inc., 5.500%, 5/15/2027	750,000	780,131

		4,576,008
Computers — 2.7%
Dell International LLC, 5.300%, 10/1/2029	750,000	889,846
Kyndryl Holdings, Inc., 3.150%, 10/15/2031 (3)	1,000,000	963,465
NCR Corp., 5.125%, 4/15/2029 (3)	600,000	610,170
Seagate HDD Cayman:
4.091%, 6/1/2029	270,000	277,089
4.875%, 6/1/2027	253,000	275,770

		3,016,340
Diversified Financial Services — 2.4%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	453,466
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (3)	500,000	538,347
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (3)	700,000	701,313
Synchrony Financial, 2.875%, 10/28/2031	500,000	495,515
World Acceptance Corp., 7.000%, 11/1/2026 (3)	500,000	498,455

		2,687,096
Electric — 1.2%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (3)	500,000	544,648
Talen Energy Supply LLC, 6.500%, 6/1/2025	650,000	365,427
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (3)	500,000	491,538

		1,401,613
Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (3)	750,000	740,625

Electronics — 0.2%
Jabil, Inc., 3.000%, 1/15/2031	250,000	258,317

Engineering & Construction — 0.4%
Fluor Corp., 4.250%, 9/15/2028	500,000	510,803

Entertainment — 0.6%
International Game Technology PLC, 4.125%, 4/15/2026 (3)	650,000	662,587

Environmental Control — 0.4%
Stericycle, Inc., 3.875%, 1/15/2029 (3)	500,000	488,210

Food — 2.0%
JBS USA Food Co., 5.750%, 1/15/2028 (3)	500,000	521,555
MARB BondCo PLC, 3.950%, 1/29/2031 (3)	1,000,000	944,645
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (3)	750,000	786,975

		2,253,175

Forest Products & Paper — 0.8%
Suzano Austria GmbH, 7.000%, 3/16/2047 (3)	750,000	920,370

Gas — 0.4%
National Fuel Gas Co., 2.950%, 3/1/2031	500,000	506,689

Healthcare-Products — 0.9%
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,000,000	999,925

Healthcare-Services — 1.9%
Encompass Health Corp., 4.500%, 2/1/2028	250,000	252,974
HCA, Inc., 3.500%, 9/1/2030	500,000	521,472
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	275,000	272,264
Molina Healthcare, Inc., 4.375%, 6/15/2028 (3)	500,000	507,213
Tenet Healthcare Corp., 7.500%, 4/1/2025 (3)	535,000	563,098

		2,117,021
Home Builders — 0.8%
Forestar Group, Inc., 3.850%, 5/15/2026 (3)	500,000	497,117
Meritage Homes Corp., 3.875%, 4/15/2029 (3)	450,000	462,938

		960,055
Home Furnishings — 0.7%
Whirlpool Corp., 4.750%, 2/26/2029	650,000	756,562

Household Products/Wares — 0.4%
ACCO Brands Corp., 4.250%, 3/15/2029 (3)	500,000	489,503

Insurance — 1.9%
Athene Holding, Ltd., 3.500%, 1/15/2031	500,000	530,653
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	602,842
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (3)	750,000	777,237
SBL Holdings, Inc., 5.000%, 2/18/2031 (3)	250,000	262,659

		2,173,391
Investment Companies — 2.5%
FS KKR Capital Corp., 3.400%, 1/15/2026	500,000	510,463
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025	750,000	787,869
Icahn Enterprises LP, 4.750%, 9/15/2024	500,000	509,475
Owl Rock Capital Corp., 5.250%, 4/15/2024	500,000	536,875
Prospect Capital Corp., 3.364%, 11/15/2026	500,000	499,361

		2,844,043
Iron/Steel — 0.6%
GUSAP III LP, 4.250%, 1/21/2030 (3)	500,000	522,500
Vale Overseas, Ltd., 3.750%, 7/8/2030	150,000	151,045

		673,545
Leisure Time — 0.7%
NCL Finance, Ltd., 6.125%, 3/15/2028 (3)	325,000	317,657
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	500,000	505,305

		822,962
Lodging — 0.2%
MGM Resorts International, 6.750%, 5/1/2025	200,000	208,703

Media — 3.9%
AMC Networks, Inc., 5.000%, 4/1/2024	433,000	436,070
CSC Holdings LLC, 3.375%, 2/15/2031 (3)	300,000	274,632
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (3)	500,000	497,788
Sirius XM Radio, Inc.:
3.125%, 9/1/2026 (3)	750,000	740,047
4.000%, 7/15/2028 (3)	500,000	495,310
Time Warner Cable LLC, 4.500%, 9/15/2042	500,000	550,727
Virgin Media Finance PLC, 5.000%, 7/15/2030 (3)	750,000	728,708
Ziggo BV, 5.500%, 1/15/2027 (3)	650,000	670,046

		4,393,328
Mining — 1.5%
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	600,000	617,133

Kinross Gold Corp., 6.875%, 9/1/2041	750,000	1,027,502

		1,644,635
Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.550%, 10/1/2024	830,000	868,993

Oil & Gas — 2.6%
Comstock Resources, Inc., 6.750%, 3/1/2029 (3)	550,000	573,136
EQT Corp., 3.125%, 5/15/2026 (3)	250,000	250,233
Occidental Petroleum Corp., 4.400%, 8/15/2049	500,000	492,020
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	503,385
Valero Energy Corp., 2.150%, 9/15/2027	400,000	399,447
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (3)	700,000	659,501

		2,877,722
Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (3)	400,000	198,890

Packaging & Containers — 0.7%
Berry Global, Inc., 1.570%, 1/15/2026	350,000	343,284
Klabin Austria GmbH, 3.200%, 1/12/2031 (3)	500,000	449,485

		792,769
Pharmaceuticals — 3.8%
AdaptHealth LLC, 4.625%, 8/1/2029 (3)	750,000	735,953
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (3)	500,000	444,995
CVS Health Corp., 2.125%, 9/15/2031	275,000	268,150
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (3)	775,000	729,469
Mylan, Inc., 5.200%, 4/15/2048	700,000	868,142
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	800,000	665,308
6.000%, 4/15/2024	500,000	521,000

		4,233,017
Pipelines — 3.1%
Buckeye Partners LP, 4.500%, 3/1/2028 (3)	500,000	486,195
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	557,984
Energy Transfer LP:
5.150%, 2/1/2043	750,000	832,735
5.400%, 10/1/2047	900,000	1,071,052
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	514,660

		3,462,626
Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (3)	350,000	345,427

Real Estate Investment Trusts — 2.7%
Crown Castle International Corp., 2.900%, 4/1/2041	500,000	483,712
Diversified Healthcare Trust, 4.750%, 2/15/2028	500,000	474,477
Host Hotels & Resorts LP, 3.500%, 9/15/2030	500,000	512,913
iStar, Inc., 4.750%, 10/1/2024	600,000	621,195
MPT Operating Partnership LP, 4.625%, 8/1/2029	500,000	522,722
Service Properties Trust, 4.950%, 10/1/2029	500,000	468,095

		3,083,114
Retail — 3.5%
Bath & Body Works, Inc., 6.950%, 3/1/2033	500,000	569,235
Foundation Building Materials, Inc., 6.000%, 3/1/2029 (3)	400,000	382,780
Genuine Parts Co., 1.875%, 11/1/2030	350,000	327,336
Grupo Axo SAPI de CV, 5.750%, 6/8/2026 (3)	300,000	302,504
Michaels Cos., Inc., 7.875%, 5/1/2029 (3)	500,000	497,337
Nordstrom, Inc., 4.250%, 8/1/2031	750,000	718,766
QVC, Inc., 4.750%, 2/15/2027	500,000	511,350
Ross Stores, Inc., 4.600%, 4/15/2025	350,000	385,040
White Cap Buyer LLC, 6.875%, 10/15/2028 (3)	250,000	255,581

		3,949,929
Semiconductors — 0.9%
Broadcom, Inc., 4.750%, 4/15/2029	600,000	681,650
Marvell Technology, Inc., 4.875%, 6/22/2028 (3)	250,000	287,733

		969,383

Software — 2.1%
Citrix Systems, Inc., 3.300%, 3/1/2030	500,000	506,564
MSCI, Inc., 3.625%, 11/1/2031 (3)	1,000,000	1,018,990
VMware, Inc., 3.900%, 8/21/2027	750,000	818,348

		2,343,902
Sovereign — 2.2%
Argentine Government International Bond:
0.500%, 7/9/2030	85,626	26,721
1.000%, 7/9/2029	9,405	3,151
1.125%, 7/9/2035	156,873	44,357
Costa Rica Government International Bond, 5.625%, 4/30/2043 (3)	800,000	674,400
Dominican Republic International Bond, 4.875%, 9/23/2032 (3)	500,000	498,755
Egypt Government International Bond, 5.875%, 2/16/2031 (3)	500,000	424,465
Mexico Government International Bond, 4.280%, 8/14/2041	300,000	307,410
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (3)	500,000	516,001

		2,495,260
Telecommunications — 2.9%
Altice France SA, 5.125%, 7/15/2029 (3)	500,000	476,250
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (3)	550,000	574,162
Telecom Italia SpA, 5.303%, 5/30/2024 (3)	600,000	623,262
T-Mobile USA, Inc., 2.250%, 2/15/2026	350,000	346,150
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (3)	750,000	753,082
Verizon Communications, Inc., 1.450%, 3/20/2026	500,000	496,475

		3,269,381
Transportation — 0.8%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (3)	500,000	509,442
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (3)	350,000	369,688

		879,130

Total Corporate Bonds & Notes (identified cost $81,616,921)		83,537,915

U.S. Government & U.S. Government Agency Obligations — 4.0%

Federal Farm Credit Bank — 4.0%
1.140%, 10/20/2026	2,000,000	1,987,505
1.540%, 11/30/2026	2,500,000	2,508,411

Total U.S. Government & U.S. Government Agency Obligations (identified cost $4,500,000)		4,495,916

U.S. Government Agency-Mortgage Securities — 0.7%

Federal Home Loan Mortgage Corporation — 0.2%
3.500%, 4/1/2042	32,169	34,771
4.500%, 7/1/2040	11,565	12,844
5.000%, 12/1/2022	4,536	4,692
5.000%, 1/1/2040	102,256	116,581
5.500%, 7/1/2035	24,581	28,155
6.000%, 12/1/2036	11,068	12,985
6.000%, 12/1/2037	4,413	4,917
7.500%, 4/1/2027	5,732	6,362
8.000%, 8/1/2030	7,432	8,308
8.500%, 9/1/2024	2,887	3,070

		232,685
Federal National Mortgage Association — 0.4%
3.000%, 8/1/2032	104,323	110,571
5.500%, 1/1/2023	10,248	11,349
5.500%, 2/1/2036	62,671	72,214
6.500%, 12/1/2031	9,180	10,303
6.500%, 11/1/2037	19,731	22,996
7.000%, 3/1/2029	18,571	21,106
7.000%, 7/1/2029	49,772	54,753
7.000%, 2/1/2030	36,189	39,646
7.500%, 10/1/2030	5,196	5,347

8.000%, 10/1/2028	38,969	39,893
8.000%, 4/1/2030	15,277	18,071

		406,249
Government National Mortgage Association — 0.1%
5.000%, 4/15/2034	105,031	121,783
7.000%, 8/15/2031	19,223	21,818

		143,601

Total U.S. Government Agency-Mortgage Securities (identified cost $717,888)		782,535

Short-Term Investments — 4.5%

Mutual Funds — 4.5%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	5,017,304	5,017,304

Total Short-Term Investments (identified cost $5,017,304)		5,017,304

Total Investments — 99.0% (identified cost $109,231,340)		111,503,350

Other Assets and Liabilities — 1.0%		1,137,854

Total Net Assets — 100.0%		$112,641,204

Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value

Corporate Bonds & Notes — 96.1%

Aerospace/Defense — 2.5%
BAE Systems PLC, 1.900%, 2/15/2031 (3)	$ 1,000,000	$954,128
Boeing Co.:
2.800%, 3/1/2024	1,000,000	1,033,302
4.875%, 5/1/2025	2,000,000	2,194,117
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (3)	2,000,000	2,094,790
TransDigm, Inc., 6.250%, 3/15/2026 (3)	2,000,000	2,077,880

		8,354,217
Agriculture — 4.3%
Altria Group, Inc., 3.700%, 2/4/2051	3,000,000	2,840,554
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,889,885
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026	1,000,000	1,065,225
3.750%, 9/25/2027	1,800,000	1,963,468
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (3)	1,750,000	1,851,904
Philip Morris International, Inc., 0.875%, 5/1/2026	2,000,000	1,935,484
Vector Group Ltd., 5.750%, 2/1/2029 (3)	2,250,000	2,143,508

		14,690,028
Airlines — 1.4%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	1,960,000	1,977,246
3.750%, 10/28/2029	1,000,000	980,716
United Airlines Pass Through Trust, 5.875%, 10/15/2027	1,490,445	1,631,394

		4,589,356
Auto Manufacturers — 3.5%
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	2,261,630
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025	1,500,000	1,568,505
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,065,615
4.350%, 1/17/2027	1,500,000	1,645,106
Hyundai Capital America, 2.650%, 2/10/2025 (3)	2,000,000	2,062,063
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (3)	1,000,000	1,014,000
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	2,133,759

		11,750,678
Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	1,450,000	1,551,065
Tenneco, Inc., 5.125%, 4/15/2029 (3)	1,000,000	969,545

		2,520,610
Banks — 12.0%
Banco Santander SA, 2.749%, 12/3/2030	2,000,000	1,958,620
Bank of America Corp.:
0.981% (SOFR + 91 basis points), 9/25/2025 (4)	500,000	494,135
2.592% (SOFR + 215 basis points), 4/29/2031 (4)	2,000,000	2,024,552
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (4)	1,000,000	1,048,847
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (4)	1,000,000	1,056,166
BBVA Bancomer SA, 1.875%, 9/18/2025 (3)	1,250,000	1,246,206
BNP Paribas SA, 2.159% (SOFR + 122 basis points), 9/15/2029 (3) (4)	2,000,000	1,966,752
Citigroup, Inc., 2.561% (SOFR + 117 basis points), 5/1/2032 (4)	1,000,000	1,005,093
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (3)	2,000,000	1,979,288
Credit Suisse Group AG, 1.305% (SOFR + 98 basis points), 2/2/2027 (3) (4)	2,750,000	2,664,578
Freedom Mortgage Corp., 6.625%, 1/15/2027 (3)	550,000	516,828

Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (4)	1,250,000	1,390,856
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (4)	2,150,000	2,355,560
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (4)	1,500,000	1,483,655
2.525% (SOFR + 151 basis points), 11/19/2041 (4)	2,100,000	1,999,068
2.739% (SOFR + 151 basis points), 10/15/2030 (4)	2,000,000	2,056,087
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (4)	1,500,000	1,614,302
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (4)	2,000,000	2,037,440
Morgan Stanley:
1.593% (SOFR + 88 basis points), 5/4/2027 (4)	1,750,000	1,732,021
1.928% (SOFR + 102 basis points), 4/28/2032 (4)	1,000,000	956,107
2.699% (SOFR + 114 basis points), 1/22/2031 (4)	2,000,000	2,060,038
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	2,067,874
Societe Generale SA, 1.488% (H15T1Y + 110 basis points), 12/14/2026 (3) (4)	2,000,000	1,956,548
Wells Fargo & Co.:
2.572% (SOFR + 126 basis points), 2/11/2031 (4)	1,000,000	1,015,176
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (4)	2,000,000	2,155,969

		40,841,766
Beverages — 1.2%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046	2,000,000	2,538,616
Constellation Brands, Inc., 2.875%, 5/1/2030	500,000	513,343
Molson Coors Beverage Co., 4.200%, 7/15/2046	1,000,000	1,120,038

		4,171,997
Biotechnology — 1.4%
Amgen, Inc., 3.150%, 2/21/2040	1,500,000	1,538,527
Biogen, Inc., 2.250%, 5/1/2030	1,500,000	1,466,448
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,890,276

		4,895,251
Building Materials — 0.6%
Martin Marietta Materials, Inc., 2.400%, 7/15/2031	2,000,000	1,994,591

Chemicals — 3.1%
Ashland LLC, 3.375%, 9/1/2031 (3)	1,000,000	979,180
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (3)	1,000,000	1,017,050
Chemours Co., 5.750%, 11/15/2028 (3)	1,000,000	1,026,685
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (3)	2,000,000	2,066,406
Mosaic Co., 4.050%, 11/15/2027	1,500,000	1,651,930
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,138,558
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (3)	500,000	607,500
6.750%, 9/19/2042 (3)	1,500,000	1,979,760

		10,467,069
Commercial Services — 1.0%
Element Fleet Management Corp., 3.850%, 6/15/2025 (3)	1,500,000	1,606,404
Quanta Services, Inc., 2.900%, 10/1/2030	1,750,000	1,805,726

		3,412,130
Computers — 1.2%
Apple, Inc., 3.750%, 11/13/2047	1,000,000	1,193,487
Kyndryl Holdings, Inc., 3.150%, 10/15/2031 (3)	2,000,000	1,926,931
NCR Corp., 5.125%, 4/15/2029 (3)	1,000,000	1,016,950

		4,137,368
Diversified Financial Services — 5.0%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (3)	2,000,000	2,153,387
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,319,238
Citadel Finance LLC, 3.375%, 3/9/2026 (3)	2,500,000	2,516,454
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	3,024,479
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (3)	1,500,000	1,502,813
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	689,697
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	565,322
Nasdaq, Inc., 2.500%, 12/21/2040	2,500,000	2,342,362
Nomura Holdings, Inc., 2.648%, 1/16/2025	850,000	879,668

Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,045,518

		17,038,938
Electric — 5.4%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (3)	750,000	816,973
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,322,705
Alabama Power Co., 3.750%, 3/1/2045	2,000,000	2,254,337
Duke Energy Florida LLC, 2.500%, 12/1/2029	1,000,000	1,023,606
Duke Energy Progress LLC, 2.900%, 8/15/2051	2,000,000	2,025,704
National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	1,750,000	1,740,463
New York State Electric & Gas Corp., 2.150%, 10/1/2031 (3)	2,100,000	2,073,028
PECO Energy Co., 2.850%, 9/15/2051	2,000,000	2,012,056
Public Service Electric and Gas Co.:
0.950%, 3/15/2026	1,000,000	983,650
3.200%, 8/1/2049	1,000,000	1,091,093
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,224,333
Talen Energy Supply LLC, 6.500%, 6/1/2025	1,500,000	843,292

		18,411,240
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (3)	1,500,000	1,481,250

Electronics — 1.1%
Amphenol Corp., 2.200%, 9/15/2031	1,550,000	1,530,529
Jabil, Inc., 3.000%, 1/15/2031	2,000,000	2,066,538

		3,597,067
Engineering & Construction — 0.8%
Fluor Corp., 4.250%, 9/15/2028	2,500,000	2,554,012

Entertainment — 0.5%
International Game Technology PLC, 4.125%, 4/15/2026 (3)	1,800,000	1,834,857

Environmental Control — 0.1%
Stericycle, Inc., 3.875%, 1/15/2029 (3)	500,000	488,210

Food — 2.5%
Flowers Foods, Inc., 2.400%, 3/15/2031	1,000,000	997,497
JBS USA Food Co., 5.750%, 1/15/2028 (3)	1,000,000	1,043,110
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,950,000	2,261,375
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,221,851
MARB BondCo PLC, 3.950%, 1/29/2031 (3)	1,000,000	944,645
Mars, Inc., 2.375%, 7/16/2040 (3)	1,000,000	968,512
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (3)	1,000,000	1,049,300

		8,486,290
Gas — 0.5%
National Fuel Gas Co., 2.950%, 3/1/2031	1,500,000	1,520,067

Healthcare-Products — 1.1%
PerkinElmer, Inc., 1.900%, 9/15/2028	1,275,000	1,245,663
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	2,500,000	2,526,464

		3,772,127
Healthcare-Services — 2.6%
Anthem, Inc., 2.250%, 5/15/2030	2,000,000	1,995,198
Encompass Health Corp., 4.500%, 2/1/2028	1,000,000	1,011,895
Highmark, Inc., 1.450%, 5/10/2026 (3)	1,000,000	984,338
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	1,500,000	1,485,076
Molina Healthcare, Inc., 4.375%, 6/15/2028 (3)	750,000	760,819
Tenet Healthcare Corp., 7.500%, 4/1/2025 (3)	700,000	736,764
Universal Health Services, Inc., 2.650%, 10/15/2030 (3)	2,000,000	1,942,610

		8,916,700
Household Products/Wares — 0.6%
ACCO Brands Corp., 4.250%, 3/15/2029 (3)	2,000,000	1,958,010

Insurance — 5.3%
Athene Global Funding, 2.673%, 6/7/2031 (3)	2,250,000	2,266,644
Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,000,000	1,205,684
Five Corners Funding Trust II, 2.850%, 5/15/2030 (3)	1,250,000	1,295,870

High Street Funding Trust II, 4.682%, 2/15/2048 (3)	2,500,000	3,168,297
Lincoln National Corp., 3.625%, 12/12/2026	1,000,000	1,086,450
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (3)	1,000,000	1,190,698
New York Life Insurance Co., 3.750%, 5/15/2050 (3)	1,000,000	1,166,823
Prudential Financial, Inc.:
3.700%, 3/13/2051	1,000,000	1,155,313
3.935%, 12/7/2049	1,000,000	1,199,647
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (3)	2,000,000	2,072,633
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (3)	2,000,000	2,122,578

		17,930,637
Internet — 2.4%
Amazon.com, Inc.:
3.100%, 5/12/2051	1,250,000	1,355,869
4.050%, 8/22/2047	1,500,000	1,850,154
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,641,318
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,718,716
VeriSign, Inc., 2.700%, 6/15/2031	1,500,000	1,516,147

		8,082,204
Investment Companies — 1.2%
FS KKR Capital Corp., 3.400%, 1/15/2026	2,000,000	2,041,852
Icahn Enterprises LP, 4.375%, 2/1/2029	1,000,000	969,465
Prospect Capital Corp., 3.364%, 11/15/2026	1,000,000	998,722

		4,010,039
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	1,010,610

Lodging — 1.1%
MGM Resorts International, 6.750%, 5/1/2025	1,375,000	1,434,833
Travel & Leisure Co., 6.000%, 4/1/2027	2,000,000	2,115,500

		3,550,333
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc., 3.803%, 8/15/2042	1,000,000	1,181,817

Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,598,395

Media — 3.6%
Charter Communications Operating LLC, 5.375%, 5/1/2047	1,000,000	1,202,596
Comcast Corp.:
2.887%, 11/1/2051 (3)	2,000,000	1,970,105
4.600%, 10/15/2038	1,750,000	2,134,082
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (3)	1,500,000	1,493,362
Sirius XM Radio, Inc.:
3.125%, 9/1/2026 (3)	1,500,000	1,480,095
4.000%, 7/15/2028 (3)	1,000,000	990,620
ViacomCBS, Inc., 4.375%, 3/15/2043	1,500,000	1,693,637
Virgin Media Finance PLC, 5.000%, 7/15/2030 (3)	1,250,000	1,214,513

		12,179,010
Mining — 0.8%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (3)	600,000	635,723
Freeport-McMoRan, Inc., 4.125%, 3/1/2028	2,000,000	2,057,110

		2,692,833
Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (3)	1,000,000	1,123,578

Oil & Gas — 2.9%
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	1,618,222
EQT Corp., 3.900%, 10/1/2027	500,000	521,885
Exxon Mobil Corp., 3.095%, 8/16/2049	1,000,000	1,037,513
Occidental Petroleum Corp., 4.300%, 8/15/2039	1,250,000	1,221,894
Petroleos Mexicanos, 6.875%, 8/4/2026	1,500,000	1,593,510
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,138,436
Valero Energy Corp.:
2.150%, 9/15/2027	1,000,000	998,619

4.000%, 4/1/2029	1,000,000	1,087,627
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (3)	677,000	637,832

		9,855,538
Oil & Gas Services — 1.2%
Baker Hughes Holdings LLC, 4.080%, 12/15/2047	2,000,000	2,249,114
Halliburton Co., 4.850%, 11/15/2035	1,550,000	1,845,374

		4,094,488
Packaging & Containers — 0.6%
Berry Global, Inc., 1.570%, 1/15/2026	2,125,000	2,084,221

Pharmaceuticals — 3.6%
AdaptHealth LLC, 4.625%, 8/1/2029 (3)	1,000,000	981,270
Bayer US Finance II LLC, 4.875%, 6/25/2048 (3)	2,350,000	2,974,681
Cigna Corp., 2.375%, 3/15/2031	1,000,000	1,003,200
CVS Health Corp.:
2.125%, 9/15/2031	1,375,000	1,340,752
4.300%, 3/25/2028	548,000	617,653
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,197,713
Evernorth Health, Inc., 4.800%, 7/15/2046	1,500,000	1,815,098
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (3)	1,000,000	941,250
Mylan, Inc., 5.200%, 4/15/2048	500,000	620,102
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	1,000,000	831,635

		12,323,354
Pipelines — 1.9%
Enable Midstream Partners LP, 4.950%, 5/15/2028	1,500,000	1,673,953
Energy Transfer LP, 5.300%, 4/1/2044	1,500,000	1,728,420
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,543,980
MPLX LP, 4.800%, 2/15/2029	1,250,000	1,420,887

		6,367,240
Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (3)	1,000,000	986,935

Real Estate Investment Trusts — 3.0%
Crown Castle International Corp., 2.900%, 4/1/2041	1,000,000	967,423
Host Hotels & Resorts LP, 3.500%, 9/15/2030	1,400,000	1,436,156
iStar, Inc., 5.500%, 2/15/2026	2,500,000	2,590,787
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,471,658
Rexford Industrial Realty LP, 2.125%, 12/1/2030	1,250,000	1,193,644
Service Properties Trust, 4.500%, 3/15/2025	1,500,000	1,450,695

		10,110,363
Retail — 3.9%
7-Eleven, Inc., 2.800%, 2/10/2051 (3)	2,000,000	1,878,741
Bath & Body Works, Inc., 6.950%, 3/1/2033	1,350,000	1,536,934
Home Depot, Inc., 4.250%, 4/1/2046	1,500,000	1,873,791
Lowe’s Cos., Inc., 3.000%, 10/15/2050	1,250,000	1,258,625
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,200,229
Starbucks Corp., 3.750%, 12/1/2047	2,000,000	2,242,573
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050	2,000,000	2,286,123

		13,277,016
Semiconductors — 0.5%
Broadcom, Inc., 4.750%, 4/15/2029	1,000,000	1,136,084
Marvell Technology, Inc., 4.875%, 6/22/2028 (3)	500,000	575,466

		1,711,550
Software — 3.1%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,753,730
Citrix Systems, Inc., 3.300%, 3/1/2030	2,000,000	2,026,255
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,391,712
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,076,640
VMware, Inc., 3.900%, 8/21/2027	2,000,000	2,182,262

		10,430,599
Sovereign — 0.4%
Bermuda Government International Bond, 2.375%, 8/20/2030 (3)	1,500,000	1,483,125

Telecommunications — 3.0%
Altice France SA, 5.125%, 7/15/2029 (3)	750,000	714,375
AT&T, Inc., 4.500%, 5/15/2035	2,000,000	2,309,307
Motorola Solutions, Inc., 2.300%, 11/15/2030	1,475,000	1,448,775
T-Mobile USA, Inc.:
2.250%, 2/15/2026	1,000,000	989,000
2.625%, 4/15/2026	1,000,000	1,001,875
Verizon Communications, Inc.:
2.550%, 3/21/2031	1,000,000	1,010,134
4.522%, 9/15/2048	2,000,000	2,550,992

		10,024,458
Transportation — 2.0%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,759,513
FedEx Corp., 4.050%, 2/15/2048	2,500,000	2,872,164
Norfolk Southern Corp., 2.300%, 5/15/2031	1,000,000	1,010,035
Union Pacific Corp., 3.250%, 2/5/2050	1,000,000	1,088,226

		6,729,938
Water — 0.3%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,041,951

Total Corporate Bonds & Notes (identified cost $307,672,947)		325,764,061

Short-Term Investments — 0.3%

Mutual Funds — 0.3%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	1,241,061	1,241,061

Total Short-Term Investments (identified cost $1,241,061)		1,241,061

Total Investments — 96.4% (identified cost $308,914,008)		327,005,122

Other Assets and Liabilities — 3.6%		12,088,565

Total Net Assets — 100.0%		$339,093,687

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations — 2.9%

Federal National Mortgage Association — 0.6%
3.482%, 7/25/2028, (Series 2018-M10) (4)	$5,000,000	$5,515,704

Private Sponsor — 1.1%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2019-DNA1), 2.742% (LIBOR 1 Month + 265 basis points), 1/25/2049 (3) (4)	4,433,470	4,492,169
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.398%, 4/25/2051 (3) (4)	3,500,000	3,907,809
Class B, (Series 2019-K95), 4.053%, 8/25/2052 (3) (4)	1,500,000	1,644,704

		10,044,682
WL Collateral CMO — 1.2%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.299% (SOFR30A + 225 basis points), 8/25/2033 (3) (4)	8,500,000	8,567,172

Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.442% (LIBOR 1 Month + 435 basis points), 5/25/2029 (4)	2,012,661	2,095,504

		10,662,676

Total Collateralized Mortgage Obligations (identified cost $25,046,812)		26,223,062

Commercial Mortgage Securities — 6.1%

Private Sponsor — 6.1%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (4)	7,500,000	8,495,501
Class D, (Series 2018-BN11), 3.000%, 3/15/2061 (3)	3,500,000	3,206,159

Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.241%, 10/10/2046 (3) (4)	4,500,000	2,857,500

CSAIL Commercial Mortgage Trust, Class B, (Series 2015-C3), 4.265%, 8/15/2048 (4)	3,325,000	3,444,951
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (4)	3,500,000	3,709,807
Class D, (Series 2013-GC16), 5.488%, 11/10/2046 (3) (4)	2,000,000	2,020,384
Morgan Stanley Bank of America Merrill Lynch Trust, Class C, (Series 2016-C29), 4.892%, 5/15/2049 (4)	4,399,000	4,561,512
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,022,766
Wells Fargo Commercial Mortgage Trust, Class B, (Series 2015-C26), 3.783%, 2/15/2048	7,000,000	7,277,425
WFRBS Commercial Mortgage Trust:
Class D, (Series 2013-C16), 5.168%, 9/15/2046 (3) (4)	9,094,000	8,774,341
Class D, (Series 2014-C25), 3.803%, 11/15/2047 (3) (4)	2,000,000	1,890,145

Total Commercial Mortgage Securities (identified cost $55,276,694)		56,260,491

Corporate Bonds & Notes — 51.7%

Aerospace/Defense — 1.4%
BAE Systems PLC, 1.900%, 2/15/2031 (3)	2,500,000	2,385,319
Boeing Co., 4.875%, 5/1/2025	3,750,000	4,113,971
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (3)	3,000,000	3,142,185
TransDigm, Inc., 6.250%, 3/15/2026 (3)	3,000,000	3,116,820

		12,758,295

Agriculture — 1.7%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,364,528

BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	5,254,336
Philip Morris International, Inc., 0.875%, 5/1/2026	4,500,000	4,354,839

		15,973,703
Airlines — 1.0%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	2,000,000	2,017,598
3.750%, 10/28/2029	2,500,000	2,451,790
United Airlines Pass Through Trust, 5.875%, 10/15/2027	4,064,850	4,449,257

		8,918,645
Apparel — 0.7%
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,970,714

Auto Manufacturers — 1.7%
Ford Motor Co.:
4.750%, 1/15/2043	4,000,000	4,287,700
5.291%, 12/8/2046	1,500,000	1,696,223
General Motors Co., 5.000%, 10/1/2028	2,000,000	2,290,923
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,262,458
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (3)	2,500,000	2,535,000

		15,072,304
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	2,000,000	2,139,400

Banks — 8.3%
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,213,424
Barclays PLC, 3.811% (H15T1Y + 170 basis points), 3/10/2042 (4)	3,000,000	3,168,498
BNP Paribas SA, 2.159% (SOFR + 122 basis points), 9/15/2029 (3) (4)	5,000,000	4,916,880
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (3)	3,500,000	3,514,287
Citigroup, Inc.:
0.981% (SOFR + 67 basis points), 5/1/2025 (4)	2,500,000	2,485,621
3.106% (SOFR + 284 basis points), 4/8/2026 (4)	2,500,000	2,623,235
Freedom Mortgage Corp., 6.625%, 1/15/2027 (3)	1,450,000	1,362,547
Goldman Sachs Group, Inc., 4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (4)	5,000,000	5,563,425
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (4)	4,000,000	4,382,436
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,284,428
JPMorgan Chase & Co.:
1.578% (SOFR + 89 basis points), 4/22/2027 (4)	9,500,000	9,396,479
2.525% (SOFR + 151 basis points), 11/19/2041 (4)	6,000,000	5,711,624
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (4)	2,500,000	2,546,800
Morgan Stanley:
0.985% (SOFR + 72 basis points), 12/10/2026 (4)	2,000,000	1,938,056
3.591% (LIBOR 3 Month + 134 basis points), 7/22/2028 (4)	5,000,000	5,386,669
Regions Financial Corp., 2.250%, 5/18/2025	3,500,000	3,598,260
Truist Financial Corp., 1.267% (SOFR + 61 basis points), 3/2/2027 (4)	2,250,000	2,213,587
Wells Fargo & Co., 0.805% (SOFR + 51 basis points), 5/19/2025 (4)	4,000,000	3,965,035

		76,271,291
Beverages — 0.3%
Becle SAB de C.V., 2.500%, 10/14/2031 (3)	3,000,000	2,943,900

Biotechnology — 0.3%
Regeneron Pharmaceuticals, Inc., 1.750%, 9/15/2030	3,000,000	2,816,198

Chemicals — 1.3%
Ashland LLC, 3.375%, 9/1/2031 (3)	1,150,000	1,126,057
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (3)	1,500,000	1,508,933
Chemours Co., 5.750%, 11/15/2028 (3)	3,000,000	3,080,055
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (3)	4,400,000	5,807,296

		11,522,341
Commercial Services — 1.2%
Element Fleet Management Corp., 3.850%, 6/15/2025 (3)	3,850,000	4,123,103
Quanta Services, Inc., 2.900%, 10/1/2030	3,500,000	3,611,453

Triton Container International, Ltd., 2.050%, 4/15/2026 (3)	3,200,000	3,177,118

		10,911,674
Computers — 1.5%
Dell International LLC, 5.300%, 10/1/2029	2,000,000	2,372,922
HP, Inc., 1.450%, 6/17/2026 (3)	6,000,000	5,914,680
Kyndryl Holdings, Inc., 3.150%, 10/15/2031 (3)	3,500,000	3,372,129
Seagate HDD Cayman:
4.091%, 6/1/2029	1,091,000	1,119,644
4.875%, 6/1/2027	1,006,000	1,096,540

		13,875,915
Diversified Financial Services — 3.3%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (3)	4,000,000	4,306,774
Citadel Finance LLC, 3.375%, 3/9/2026 (3)	5,000,000	5,032,908
Franklin Resources, Inc., 2.950%, 8/12/2051	7,500,000	7,462,247
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,500,000	1,814,687
Jefferies Finance LLC / JFIN Co-Issuer Corp, 5.000%, 8/15/2028 (3)	750,000	751,406
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	689,697
Jefferies Group LLC, 4.150%, 1/23/2030	5,000,000	5,567,382
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,204,757
Nasdaq, Inc., 1.650%, 1/15/2031	3,000,000	2,803,295

		30,633,153
Electric — 1.9%
Berkshire Hathaway Energy Co., 4.050%, 4/15/2025	3,500,000	3,812,199
Duke Energy Florida LLC, 2.500%, 12/1/2029	5,000,000	5,118,030
National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	2,750,000	2,735,013
Vistra Operations Co. LLC, 4.375%, 5/1/2029 (3)	5,500,000	5,406,912

		17,072,154
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (3)	2,500,000	2,468,750

Engineering & Construction — 0.3%
Fluor Corp., 4.250%, 9/15/2028	3,000,000	3,064,815

Entertainment — 0.2%
International Game Technology PLC, 4.125%, 4/15/2026 (3)	2,000,000	2,038,730

Food — 2.5%
Kraft Heinz Foods Co., 4.375%, 6/1/2046	5,000,000	5,798,398
Kroger Co., 4.450%, 2/1/2047	5,000,000	6,109,252
MARB BondCo PLC, 3.950%, 1/29/2031 (3)	2,000,000	1,889,290
Nestle Holdings, Inc., 1.150%, 1/14/2027 (3)	5,000,000	4,897,795
Pilgrim’s Pride Corp., 4.250%, 4/15/2031 (3)	4,000,000	4,197,200

		22,891,935
Healthcare-Products — 0.4%
STERIS Irish FinCo UnLtd Co., 2.700%, 3/15/2031	3,750,000	3,789,696

Healthcare-Services — 0.6%
Laboratory Corp. of America Holdings, 1.550%, 6/1/2026	3,000,000	2,970,153
Molina Healthcare, Inc., 4.375%, 6/15/2028 (3)	2,500,000	2,536,063

		5,506,216
Home Builders — 0.4%
Forestar Group, Inc., 3.850%, 5/15/2026 (3)	2,000,000	1,988,470
Meritage Homes Corp., 3.875%, 4/15/2029 (3)	2,000,000	2,057,500

		4,045,970
Household Products/Wares — 0.4%
ACCO Brands Corp., 4.250%, 3/15/2029 (3)	4,000,000	3,916,020

Insurance — 4.3%
Athene Global Funding, 2.673%, 6/7/2031 (3)	3,750,000	3,777,740
Athene Holding, Ltd., 3.500%, 1/15/2031	2,000,000	2,122,611
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	3,315,631
Five Corners Funding Trust II, 2.850%, 5/15/2030 (3)	3,000,000	3,110,087
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,595,486
Pacific Life Global Funding II, 1.450%, 1/20/2028 (3)	4,500,000	4,391,113

Reinsurance Group of America, Inc., 3.150%, 6/15/2030	3,750,000	3,977,439
Sammons Financial Group, Inc., 3.350%, 4/16/2031 (3)	3,000,000	3,108,949
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (3)	4,300,000	4,563,544
Unum Group, 5.750%, 8/15/2042	5,930,000	7,499,068

		39,461,668
Internet — 0.8%
Amazon.com, Inc., 3.100%, 5/12/2051	3,000,000	3,254,085
eBay, Inc., 4.000%, 7/15/2042	3,500,000	4,010,337

		7,264,422
Investment Companies — 1.4%
FS KKR Capital Corp., 3.400%, 1/15/2026	3,500,000	3,573,241
Icahn Enterprises LP, 4.375%, 2/1/2029	2,750,000	2,666,029
Owl Rock Capital Corp., 3.400%, 7/15/2026	4,000,000	4,073,468
Prospect Capital Corp., 3.364%, 11/15/2026	2,000,000	1,997,444

		12,310,182
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	2,500,000	2,526,525

Lodging — 0.5%
MGM Resorts International, 6.750%, 5/1/2025	2,000,000	2,087,030
Travel & Leisure Co., 5.650%, 4/1/2024	2,250,000	2,364,930

		4,451,960
Media — 2.5%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,500,000	3,006,489
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	6,378,372
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (3)	3,000,000	2,986,725
Sirius XM Radio, Inc., 4.000%, 7/15/2028 (3)	2,000,000	1,981,240
Univision Communications, Inc., 6.625%, 6/1/2027 (3)	1,350,000	1,445,648
ViacomCBS, Inc., 4.375%, 3/15/2043	3,500,000	3,951,819
Ziggo BV, 5.500%, 1/15/2027 (3)	2,750,000	2,834,810

		22,585,103
Mining — 0.1%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (3)	1,200,000	1,271,445

Oil & Gas — 1.6%
EQT Corp., 3.900%, 10/1/2027	300,000	313,131
Exxon Mobil Corp., 3.095%, 8/16/2049	6,000,000	6,225,080
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,773,770
Valero Energy Corp., 2.150%, 9/15/2027	3,000,000	2,995,856
W&T Offshore, Inc., 9.750% 2018 Term Loan, 11/1/2023 (3)	2,700,000	2,543,791

		14,851,628
Packaging & Containers — 0.6%
Berry Global, Inc., 1.570%, 1/15/2026	4,500,000	4,413,645
Klabin Austria GmbH, 3.200%, 1/12/2031 (3)	1,000,000	898,970

		5,312,615
Pharmaceuticals — 2.2%
AdaptHealth LLC, 4.625%, 8/1/2029 (3)	2,000,000	1,962,540
Bayer US Finance II LLC, 4.250%, 12/15/2025 (3)	5,000,000	5,448,521
CVS Health Corp., 2.125%, 9/15/2031	3,000,000	2,925,276
HLF Financing Sarl LLC , 4.875%, 6/1/2029 (3)	5,000,000	4,706,250
Mylan, Inc., 5.200%, 4/15/2048	2,900,000	3,596,590
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,000,000	1,663,270

		20,302,447
Pipelines — 0.7%
Energy Transfer LP:
5.150%, 3/15/2045	4,000,000	4,575,434
5.300%, 4/1/2044	1,400,000	1,613,192

		6,188,626
Real Estate — 0.4%
Howard Hughes Corp., 4.125%, 2/1/2029 (3)	3,500,000	3,454,273

Real Estate Investment Trusts — 1.9%
iStar, Inc., 5.500%, 2/15/2026	7,000,000	7,254,205

Rexford Industrial Realty LP, 2.125%, 12/1/2030	3,000,000	2,864,745
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,417,825
Simon Property Group LP, 3.250%, 9/13/2049	5,000,000	5,195,528

		17,732,303
Retail — 1.1%
Bath & Body Works, Inc., 6.950%, 3/1/2033	1,500,000	1,707,705
Lowe’s Cos., Inc., 3.000%, 10/15/2050	5,000,000	5,034,501
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030	3,500,000	3,697,844

		10,440,050
Semiconductors — 0.4%
Broadcom, Inc., 4.110%, 9/15/2028	2,000,000	2,199,424
Marvell Technology, Inc., 4.875%, 6/22/2028 (3)	1,575,000	1,812,719

		4,012,143
Software — 0.9%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,405,969
Citrix Systems, Inc., 3.300%, 3/1/2030	4,000,000	4,052,509

		8,458,478
Sovereign — 0.4%
Egypt Government International Bond, 5.875%, 2/16/2031 (3)	1,000,000	848,930
Mexico Government International Bond, 4.280%, 8/14/2041	2,500,000	2,561,750

		3,410,680
Telecommunications — 1.5%
Altice France SA, 5.125%, 7/15/2029 (3)	2,000,000	1,905,000
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/1/2026 (3)	2,500,000	2,609,825
Motorola Solutions, Inc., 2.300%, 11/15/2030	3,000,000	2,946,662
T-Mobile USA, Inc., 3.375%, 4/15/2029	3,500,000	3,521,577
Verizon Communications, Inc., 3.550%, 3/22/2051	2,250,000	2,467,858

		13,450,922
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (3)	1,750,000	1,783,049

Total Corporate Bonds & Notes (identified cost $449,884,083)		473,870,338

U.S. Government & U.S. Government Agency Obligations — 13.0%

U.S. Treasury Bonds & Notes — 13.0%
0.375%, 4/30/2025	25,000,000	24,534,180
1.125%, 5/15/2040	19,000,000	16,862,500
1.625%, 5/15/2031	15,000,000	15,294,141
2.250%, 8/15/2049	10,000,000	11,007,031
2.375%, 5/15/2029	5,000,000	5,356,641
2.750%, 6/30/2025	20,000,000	21,259,375
2.875%, 5/15/2049	20,150,000	24,937,986

Total U.S. Government & U.S. Government Agency Obligations (identified cost $117,388,348)		119,251,854

U.S. Government Agency-Mortgage Securities — 23.5%

Federal Home Loan Mortgage Corporation — 3.1%
3.000%, 11/1/2042	551,340	584,457
3.000%, 4/1/2043	772,338	819,705
3.000%, 4/1/2043	1,271,802	1,348,568
3.000%, 5/1/2043	1,004,872	1,065,262
3.000%, 7/1/2043	4,092,779	4,338,682
3.000%, 9/1/2043	4,442,180	4,708,649
3.000%, 4/1/2045	2,805,353	2,955,953
3.500%, 12/1/2040	499,622	539,912
3.500%, 12/1/2041	308,077	332,908
3.500%, 3/1/2042	94,566	101,517
3.500%, 12/1/2042	232,825	250,615
3.500%, 11/1/2043	2,103,628	2,264,038
3.500%, 1/1/2044	1,994,877	2,146,972
3.500%, 2/1/2044	2,213,725	2,380,548
3.500%, 11/1/2044	1,354,306	1,448,568

4.000%, 4/1/2026	93,618	99,305
4.000%, 12/1/2039	196,388	215,542
4.000%, 12/1/2040	1,216,360	1,338,900
4.000%, 3/1/2041	84,477	92,547
4.000%, 8/1/2041	74,332	81,822
4.000%, 11/1/2041	274,243	301,821
4.500%, 3/1/2039	44,987	49,958
4.500%, 5/1/2039	205,891	228,675
4.500%, 2/1/2040	45,027	49,854
4.500%, 2/1/2041	338,891	373,420
5.000%, 12/1/2035	29,545	33,636
5.000%, 1/1/2038	15,077	17,259
5.000%, 3/1/2038	50,183	57,262
5.000%, 3/1/2038	15,409	17,566
5.000%, 2/1/2039	104,544	114,620
5.000%, 1/1/2040	73,357	83,634
6.000%, 6/1/2037	15,968	18,691
6.000%, 1/1/2038	24,486	27,679

		28,488,545
Federal National Mortgage Association — 19.3%
1.500%, 9/1/2035	13,746,098	13,828,970
1.500%, 2/1/2051	18,737,550	18,140,062
2.000%, 5/1/2036	18,438,695	18,929,969
2.000%, 7/1/2050	5,485,802	5,496,097
2.000%, 7/1/2050	15,978,039	16,008,023
2.000%, 8/1/2050	7,683,513	7,697,932
2.500%, 4/1/2050	8,192,349	8,408,584
2.500%, 9/1/2050	3,486,472	3,579,422
2.500%, 6/1/2051	10,706,280	10,988,869
3.000%, 3/1/2043	1,667,587	1,767,108
3.000%, 7/1/2043	2,436,223	2,581,191
3.000%, 7/1/2043	5,328,505	5,662,412
3.000%, 9/1/2044	2,359,658	2,479,483
3.000%, 1/1/2045	3,592,810	3,789,500
3.000%, 6/1/2045	2,301,149	2,417,496
3.000%, 3/1/2046	4,228,816	4,454,490
3.000%, 7/1/2046	5,584,053	5,863,126
3.000%, 4/1/2049	5,028,245	5,225,464
3.000%, 9/1/2049	6,231,851	6,471,489
3.000%, 9/1/2049	6,077,405	6,313,417
3.000%, 11/1/2049	1,477,196	1,535,643
3.500%, 5/1/2042	496,825	536,632
3.500%, 10/1/2042	380,310	410,937
3.500%, 10/1/2042	335,169	362,008
3.500%, 10/1/2042	368,878	396,895
3.500%, 11/1/2042	210,777	227,753
3.500%, 12/1/2042	536,304	579,279
3.500%, 12/1/2047	1,275,527	1,349,938
3.500%, 3/1/2049	6,665,559	7,010,291
3.500%, 4/1/2049	2,486,212	2,614,257
3.500%, 6/1/2049	4,457,581	4,686,449
3.500%, 10/1/2049	2,807,161	2,947,458
4.000%, 11/1/2040	115,217	126,816
4.000%, 1/1/2041	122,182	134,001
4.000%, 2/1/2041	855,172	939,200
4.000%, 2/1/2041	121,228	132,972
4.000%, 11/1/2041	115,905	127,458
4.000%, 9/1/2048	1,436,606	1,532,835
4.500%, 6/1/2039	303,528	336,966
4.500%, 8/1/2041	121,705	134,660
5.000%, 7/1/2022	5,927	6,130
5.000%, 3/1/2035	106,408	120,522
5.000%, 5/1/2042	214,277	242,709
5.500%, 2/1/2034	18,924	21,333
5.500%, 8/1/2037	184,269	212,716

5.500%, 6/1/2038	28,350	32,861
6.000%, 12/1/2038	5,909	6,586
6.500%, 10/1/2037	19,121	22,310
6.500%, 11/1/2037	9,865	11,498

		176,902,217
Government National Mortgage Association — 1.1%
2.000%, 1/20/2036	8,726,313	8,962,271
4.000%, 10/15/2040	150,441	166,554
4.000%, 12/15/2040	163,741	181,136
4.000%, 4/15/2041	236,875	262,266
5.500%, 8/20/2038	41,807	46,451
5.500%, 2/15/2039	16,802	18,997
6.000%, 12/15/2038	27,562	31,268
6.000%, 1/15/2039	13,193	15,357

		9,684,300

Total U.S. Government Agency-Mortgage Securities (identified cost $212,155,814)		215,075,062

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Government Money Market Fund — Premier Class, 0.010% (2)	5,116,762	5,116,762

Total Short-Term Investments (identified cost $5,116,762)		5,116,762

Total Investments — 97.7% (identified cost $864,868,513)		895,797,569

Other Assets and Liabilities — 2.3%		20,708,345

Total Net Assets — 100.0%		$916,505,914

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2021. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2021. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Non-income producing.
(2)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
(3)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2021 these securities amounted to:

	Amount	% of Total Net Assets
Disciplined International Equity Fund	$565,542	0.97%
Ultra Short Tax-Free Fund	70,679,468	12.94
Short Tax-Free Fund	2,918,946	2.95
Short-Term Income Fund	20,855,101	10.78
Intermediate Tax-Free Fund	54,593,408	3.55
Strategic Income Fund	51,250,762	45.50
Corporate Income Fund	92,345,176	27.23
Core Plus Bond Fund	188,319,680	20.55

(4)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(5)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(6)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(7)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA	–	American Capital Access Corporation
ADED	–	Arkansas Department of Economic Development
ADR	–	American Depository Receipt
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal
AMBAC	–	American Municipal Bond Assurance Corporation
AMT	–	Alternative Minimum Tax
BAM	–	Build America Mutual Assurance Company
BHAC	–	Berkshire Hathaway Assurance Corporation
BMA	–	Bond Market Association
CFC	–	Cooperative Finance Corporation
CIFG	–	CDC IXIS Financial Guaranty
CMI	–	California Mortgage Insurance
COLL	–	Collateralized
ETF	–	Exchange Traded Fund
FCPR DLY	–	Federal Reserve Bank Prime Loan Rate
FDIC	–	Federal Depository Insurance Corporation
FFCB	–	Federal Farm Credit Bank
FGIC	–	Financial Guaranty Insurance Corporation
FHA	–	Federal Housing Administration
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
FRN	–	Floating Rate Note
FSA	–	Financial Security Assurance Corporation
GDR	–	Global Depository Receipt
GNMA	–	Government National Mortgage Association
GO	–	Government Obligation
HFDC	–	Health Facility Development Corporation
HUD	–	Department of Housing and Urban Development
IDC	–	Industrial Development Corporation
IMI	–	Investors Mortgage Insurance Company
INS	–	Insured
LIBOR	–	London Interbank Offered Rate
LIQ	–	Liquidity Agreement
LLC	–	Limited Liability Corporation
LOC	–	Letter of Credit
LP	–	Limited Partnership
LT	–	Limited Tax
MAC	–	Municipal Assurance Corporation
MBIA	–	Municipal Bond Insurance Association
MHF	–	Maryland Housing Fund
MTN	–	Medium Term Note
NATL	–	National Public Finance Guarantee
OBFR	–	Overnight Bank Funding Rate
PCA	–	Pollution Control Authority
PLC	–	Public Limited Company
PSF	–	Permanent School Fund Guaranteed
PUFG	–	Permanent University Fund Guarantee
Q-SBLF	–	Qualified School Bond Loan Fund
RADIAN	–	Radian Asset Assurance
REITs	–	Real Estate Investment Trusts
REMIC	–	Real Estate Mortgage Investment Conduit
SAW	–	State Aid Withholding
SIFMA	–	Securities Industry and Financial Markets Association
SOFR	–	Secured Overnight Financing Rate
TCRs	–	Transferable Custody Receipts
TLGP	–	Temporary Liquidity Guarantee Program
TRANs	–	Tax and Revenue Anticipation Notes
UT	–	Unlimited Tax
VRNs	–	Variable Rate Notes
XLCA	–	XL Capital Assurance

Notes to Schedules of Investments (Unaudited)

1.    Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of November 30, 2021, the Corporation consisted of 26 portfolios, including 21 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.

(1) Collectively referred to as the “International Funds”.

2.     Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Notes to Schedules of Investments (Unaudited)

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2021 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2021.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$117,580,093	$—	$—	$117,580,093

Total	$117,580,093	$—	$—	$117,580,093

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$207,243,556	$—	$—	$207,243,556
Short-Term Investments	12,065	—	—	12,065

Total	$207,255,621	$—	$—	$207,255,621

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$306,083,026	$—	$—	$306,083,026

Total	$306,083,026	$—	$—	$306,083,026

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$536,228,764	$—	$—	$536,228,764

Total	$536,228,764	$—	$—	$536,228,764

Notes to Schedules of Investments (Unaudited)

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$39,619,674	$—	$—	$39,619,674
Short-Term Investments	638,860	—	—	638,860

Total	$40,258,534	$—	$—	$40,258,534

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$20,135,713	$—	$—	$20,135,713
Short-Term Investments	388,486	—	—	388,486

Total	$20,524,199	$—	$—	$20,524,199

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$95,929,528	$—	$—	$95,929,528

Total	$95,929,528	$—	$—	$95,929,528

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$106,132,076	$—	$—	$106,132,076

Total	$106,132,076	$—	$—	$106,132,076

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,385,242	$—	$2,385,242
Britain	—	1,972,444	—	1,972,444
China	—	1,359,970	—	1,359,970
Denmark	—	1,770,733	—	1,770,733
Faeroe Islands	—	299,439	—	299,439
Finland	—	649,955	—	649,955
France	—	4,845,516	—	4,845,516
Germany	—	2,915,793	—	2,915,793
Hong Kong	—	191,826	—	191,826
Italy	838,137	2,352,566	—	3,190,703
Japan	—	12,235,768	—	12,235,768
Jersey	—	1,223,728	—	1,223,728
Netherlands	525,151	5,398,459	—	5,923,610
Norway	—	915,017	—	915,017
Singapore	—	2,733,773	—	2,733,773
Sweden	—	2,000,149	—	2,000,149
Switzerland	1,316,256	4,844,410	—	6,160,666
United Kingdom	—	4,934,703	—	4,934,703
Preferred Stocks
Denmark	—	153,952	—	153,952

Total	$2,679,544	$53,183,443	$—	$55,862,987

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$71,542,080	$—	$71,542,080
Finland	—	16,913,676	—	16,913,676
France	—	51,617,481	—	51,617,481
Germany	—	54,465,949	—	54,465,949
Hong Kong	—	32,657,702	—	32,657,702
Indonesia	—	15,108,049	—	15,108,049
Japan	—	95,919,611	—	95,919,611
Malaysia	—	10,969,081	—	10,969,081
Netherlands	—	19,103,372	—	19,103,372
Norway	—	11,634,611	—	11,634,611
Singapore	—	42,612,893	—	42,612,893
Sweden	—	11,317,190	—	11,317,190
Switzerland	—	83,757,861	—	83,757,861

Notes to Schedules of Investments (Unaudited)

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Taiwan	$—	$21,370,570	$—	$21,370,570
United Kingdom	—	130,327,696	—	130,327,696
Preferred Stocks
Germany	—	11,586,874	—	11,586,874
Short-Term Investments	20,374,496	—	—	20,374,496

Total	$20,374,496	$680,904,696	$—	$701,279,192

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
China	$—	$42,275,224	$—	$42,275,224
Hong Kong	—	10,126,304	—	10,126,304
India	—	7,458,491	—	7,458,491
Indonesia	—	8,100,863	—	8,100,863
Nigeria	—	2,743,764	—	2,743,764
South Korea	—	9,233,767	—	9,233,767
Taiwan	—	26,496,342	—	26,496,342
Vietnam	—	4,398,550	—	4,398,550

Total	$—	$110,833,305	$—	$110,833,305

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$521,221,335	$—	$521,221,335
Mutual Funds	27,320,000	—	—	27,320,000
Repurchase Agreements	—	1,325,039	—	1,325,039

Total	$27,320,000	$522,546,374	$—	$549,866,374

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$98,641,494	$—	$98,641,494
Repurchase Agreements	—	455,926	—	455,926

Total	$—	$99,097,420	$—	$99,097,420

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$27,598,451	$—	$27,598,451
Collateralized Mortgage Obligations	—	9,289,931	—	9,289,931
Commercial Mortgage Securities	—	4,081,175	—	4,081,175
Corporate Bonds & Notes	—	48,396,651	—	48,396,651
U.S. Government & U.S. Government Agency Obligations	—	75,079,661	—	75,079,661
U.S. Government Agency-Mortgage Securities	—	5,974,106	—	5,974,106
Short-Term Investments	13,019,187	—	—	13,019,187

Total	$13,019,187	$170,419,975	$—	$183,439,162

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,520,245,525	$—	$1,520,245,525
Repurchase Agreements	—	281,104	—	281,104

Total	$—	$1,520,526,629	$—	$1,520,526,629

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$113,759	$—	$113,759
Collateralized Mortgage Obligations	—	9,394,500	—	9,394,500
Commercial Mortgage Securities	—	8,161,421	—	8,161,421
Corporate Bonds & Notes	—	83,537,915	—	83,537,915
U.S. Government & U.S. Government Agency Obligations	—	4,495,916	—	4,495,916
U.S. Government Agency-Mortgage Securities	—	782,535	—	782,535

Notes to Schedules of Investments (Unaudited)

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$5,017,304	$—	$—	$5,017,304

Total	$5,017,304	$106,486,046	$—	$111,503,350

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$325,764,061	$—	$325,764,061
Short-Term Investments	1,241,061	—	—	1,241,061

Total	$1,241,061	$325,764,061	$—	$327,005,122

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$26,223,062	$—	$26,223,062
Commercial Mortgage Securities	—	56,260,491	—	56,260,491
Corporate Bonds & Notes	—	473,870,338	—	473,870,338
U.S. Government & U.S. Government Agency Obligations	—	119,251,854	—	119,251,854
U.S. Government Agency-Mortgage Securities	—	215,075,062	—	215,075,062
Short-Term Investments	5,116,762	—	—	5,116,762

Total	$5,116,762	$890,680,807	$—	$895,797,569

(1)    All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

3.     Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%
Low Volatility Equity Fund	$977,239	$14,740,005	$15,717,244	$—	$—	$—	$45	$—
Dividend Income Fund	2,939,087	7,748,254	10,675,276	—	—	12,065	103	—
Large-Cap Value Fund	5,778,270	14,298,855	20,077,125	—	—	—	115	—
Large-Cap Growth Fund	4,948,668	27,637,546	32,586,214	—	—	—	191	—
Mid-Cap Value Fund	—	3,368,304	2,729,444	—	—	638,860	14	—
Mid-Cap Growth Fund	317,488	1,673,902	1,602,904	—	—	388,486	7	—
Small-Cap Value Fund	895,573	4,616,192	5,511,765	—	—	—	39	—
Small-Cap Growth Fund	1,688,830	5,485,056	7,173,886	—	—	—	36	—
Disciplined International Equity Fund	963,942	5,073,829	6,037,771	—	—	—	31	—
Pyrford International Stock Fund	22,067,403	28,139,963	29,832,870	—	—	20,374,496	646	—
LGM Emerging Markets Equity Fund	9,684,948	16,934,048	26,618,996	—	—	—	165	—
Short-Term Income Fund	2,001,049	56,925,212	45,907,074	—	—	13,019,187	202	—
Strategic Income Fund	8,934,037	6,004,283	9,921,016	—	—	5,017,304	226	—
Corporate Income Fund	19,238,022	42,369,650	60,366,611	—	—	1,241,061	248	—
Core Plus Bond Fund	19,988,081	132,407,096	147,278,415	—	—	5,116,762	474	—